NestEgg Funds
Annual Report
For the Year Ended February 28, 2001


NestEgg Capital Preservation Fund (formerly the NestEgg 2000 Fund) NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund




--------------------------------------------------------------------------------
Important Customer Information, Investment Products:
 .  Are not deposits or obligations of, or guaranteed by, INTRUST Bank, N.A. or any of its affiliates,
 .  Are not insured by the FDIC, and
 .  Are subject to investment risks, including possible loss of the principal amount invested.
--------------------------------------------------------------------------------

This material must be accompanied or preceded by a prospectus.

American Independence Funds Trust is distributed by BISYS Fund Services Limited Partnership.

Letter from the President                                            April, 2001
Dear Shareholder:


The fiscal year ended February 28, 2001 can be described as a period of significant volatility and opportunity. Highlights from the year include:

    . The Dow Jones Industrials achieved their biggest single day point increase to date on March 16, 2000, rising 499.19 points. On April 14, 2000, they experienced their biggest single day point decrease to date, falling
      617.78 points.

    . After climbing to a record high on March 10, 2000, the Nasdaq declined more than 50% by December and then continued decreasing to its lowest levels in more than two years on February 27, 2001.

    . The Federal Reserve Board raised short-term interest rates twice during the first half of the period, and lowered rates twice during the second half.

    . The price for a barrel of crude oil climbed to more than $38 in October, the highest level since the Gulf War in 1990.

    . The euro sank to a low of $0.83 against the U.S. Dollar in October, the lowest it has been since its inception in January 1999.

    . For the first time in modern history, the U.S. presidential election failed to produce a clear winner for more than a month.

As you read through this report and review the performance of the NestEgg Funds, we urge you to maintain a long-term perspective in your investment decisions. While one fund's recent performance may be better than that of another, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

The NestEgg Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.


/s/ Dave Bunstine

Dave Bunstine
President

Portfolio Performance Discussion
--------------------------------
NestEgg Funds                                                  February 28, 2001
--------------------------------------------------------------------------------

Over the one-year period ending February 28, 2001, the NestEgg Funds with shorter time horizons performed better than the NestEgg Funds with longer time horizons. NestEgg Funds with shorter horizons hold portfolios more concentrated in fixed-income securities, which tend to be less volatile in general and performed better in the volatile environment of the market over the past year. In periods with high equity returns, the longer horizon NestEgg Funds will tend to perform better since they hold portfolios more highly concentrated in equities. Each Fund invests in a combination of domestic and international stocks, bonds, and short-term money market instruments in proportions that gradually become more conservative as the year in the Fund's name approaches. As a NestEgg Fund moves toward its maturity date and there is less time to recover from normal equity market volatility, the allocation of assets within the fund shifts toward more conservative vehicles such as fixed-income instruments or cash. In the case of the NestEgg Capital Preservation Fund (formerly the NestEgg 2000 Fund), it is assumed that the investor will begin withdrawing his or her investment during the current decade, so the Fund is invested more heavily in risk-adverse products like fixed-income instruments and cash.

For the 12-month period ending February 28, 2001, U.S. equities declined 12.95% as measured by the Barclays Global Investors (BGI) U.S. Equity Index1. Fixed-income markets, on the other hand, had a stronger showing: U.S. bonds returned 13.44% as measured by the Lehman Brothers Aggregate Bond Index2, and U.S. money market instruments rose 5.98% as measured by the Salomon Brothers 3-Month Treasury Bill Index3. Most international markets endured a difficult year, as measured by the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE(R)) Index's decline of 17.30%/4/.

The volatility of global stock markets reflected the uncertain economic environment across all developed markets. As inflationary pressures in North America and Europe continued to build through the first half of the period, central banks around the world raised interest rates, tightening monetary policy. The Federal Reserve raised rates twice during the first six months of the period, then lowered rates twice in January as its bias shifted from a concern that the economy was overheated to a concern that the economy might be headed for recession. International markets mirrored domestic markets' response to the changing interest rate environment, although their swings in performance were less dramatic.

Within the United States, technology stocks were the hardest hit. Despite gains early in the period, technology companies began to falter mid-year. Throughout the second half of the reporting period, technology leaders reported lower-than-expected earnings numbers and announced layoffs. The equity market's loss was the bond market's gain, however. As uncertainty about the direction of the stock market led many investors towards the relative safety of bonds, the U.S. bond market logged its best return in years.

During the first half of the period, performance of the NestEgg Funds was helped by higher-than-normal allocations to U.S. large-cap companies. The NestEgg Funds shifted assets from notes to cash in March and maintained this stance throughout the reporting period. No adjustments were made during the second half.

The NestEgg Funds are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Funds" are to the feeder funds or the Master Portfolio.

1. Barclays Global Investors U.S. Equity Index is an unmanaged capitalization weighted index of nearly all U.S. equity securities.

2. Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

3. Salomon Brothers 3-Month Treasury Bill Index is an unmanaged index of 3-Month treasury total returns.

4. Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
   EAFE)(R) Index is an unmanaged index that is comprised of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

                       NestEgg Capital Preservation Fund
                         Value of a $10,000 Investment

                                            2/28/94   3/1/94   2/28/95   2/29/96   2/28/97   2/28/98   2/28/99    2/29/00   2/28/01
                                           -----------------------------------------------------------------------------------------
NestEgg Capital Preservation Fund*           10,000    9,700     9,554    10,400    10,701    11,570    11,932     12,432    13,118
                                           -----------------------------------------------------------------------------------------
Lipper Flexible Portfolio Index              10,000   10,000    10,047    12,268    14,036    17,038    18,657     20,263    19,724
                                           -----------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index         10,000   10,000    10,178    11,424    12,034    13,283    14,114     14,271    16,188
                                           -----------------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from 3/1/94 to 2/28/01 versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds invest their investable assets in the corresponding Master Portfolios. The five-year returns represent performance of the affiliated feeder fund from March 1, 1996 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The since inception return represents the performance of the affiliated feeder fund from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The performance of the affiliated feeder fund is adjusted to reflect the fees and expenses of the NestEgg Capital Preservation Fund.

                        AVERAGE ANNUAL TOTAL RETURN/1/
                        ------------------------------

                           1 Year            5 Year          Since Inception
                           ------            ------          ---------------
No Load                     5.51%            4.75%                4.41%
With Load*                  2.32%            4.11%                3.95%

/1/ For the period(s) ended February 28, 2001.

Past performance is not a prediction of future results. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the actual performance of the funds would have been lower.

The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

Investors cannot invest directly in an index, although they can invest in the underlying securities.

*Reflects maximum 3.00% sales charge.

                               NestEgg 2010 Fund
                         Value of a $10,000 Investment

                                       2/28/94    3/1/94    2/28/95    2/29/96   2/28/97    2/28/98    2/28/99    2/29/00   2/28/01
                                      ----------------------------------------------------------------------------------------------
NestEgg 2010 Fund*                      10,000     9,700     11,128     11,128    11,982     13,692     14,605     15,664    15,883
                                      ----------------------------------------------------------------------------------------------
Lipper Flexible Portfolio Index         10,000    10,000     10,047     12,268    14,036     17,038     18,657     20,263    19,724
                                      ----------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index    10,000    10,000     10,178     11,424    12,034     13,283     14,114     14,271    16,188
                                      ----------------------------------------------------------------------------------------------
Wilshire 5000 Equity Index              10,000    10,000     10,528     14,131    17,265     23,218     26,547     32,170    27,486
                                      ----------------------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from 3/1/94 to 2/28/01 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds invest their investable assets in the corresponding Master Portfolios. The five-year returns represent performance of the affiliated feeder fund from March 1, 1996 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The since inception return represents the performance of the affiliated feeder fund from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The performance of the affiliated feeder fund is adjusted to reflect the fees and expenses of the NestEgg 2010 Fund.

                        AVERAGE ANNUAL TOTAL RETURN/1/
                        ------------------------------

                           1 Year          5 Year               Since Inception
                           ------          ------               ---------------
No Load                     1.39%           7.37%                    7.30%
With Load*                 (1.65%)          6.72%                    6.84%

/1/ For the period(s) ended February 28, 2001.

Past performance is not a prediction of future results. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the actual performance of the funds would have been lower

The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

The Wilshire 5000 Equity Index is composed of domestic equity securities of companies in addition to a very small number of limited partnerships and Real Estate Investments Trust (REITS).

Investors cannot invest directly in an index, although they can invest in the underlying securities

*Reflects maximum 3.00% sales charge.

                               NestEgg 2020 Fund
                         Value of a $10,000 Investmemt


                                           2/28/94   3/1/94  2/28/95  2/29/96  2/28/97  2/28/98  2/28/99   2/29/00  2/28/01
                                          ----------------------------------------------------------------------------------
NestEgg 2020 Fund*                          10,000    9,700    9,733   11,538   12,773   15,265   16,602    18,295   17,604
                                          ----------------------------------------------------------------------------------
Lipper Flexible Portfolio Index             10,000   10,000   10,047   12,268   14,036   17,038   18,657    20,263   19,724
                                          ----------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index        10,000   10,000   10,178   11,424   12,034   13,283   14,114    14,271   16,188
                                          ----------------------------------------------------------------------------------
Wilshire 5000 Equity Index                  10,000   10,000   10,528   14,131   17,265   23,218   26,547    32,170   27,486
                                          ----------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from 3/1/94 to 2/28/01 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds invest their investable assets in the corresponding Master Portfolios. The five-year returns represent performance of the affiliated feeder fund from March 1, 1996 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The since inception return represents the performance of the affiliated feeder fund from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The performance of the affiliated feeder fund is adjusted to reflect the fees and expenses of the NestEgg 2020 Fund.

                        AVERAGE ANNUAL TOTAL RETURN/1/
                        ------------------------------

                        1 Year            5 Year              Since Inception
                        ------            ------              ---------------
No Load                  (3.78%)            8.82%                   8.90%
With Load*               (6.64%)            8.17%                   8.42%

/1/ For the period(s) ended February 28, 2001.

Past performance is not a prediction of future results. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the actual performance of the funds would have been lower.

The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

The Wilshire 5000 Equity Index is composed of domestic equity securities of companies in addition to a very small number of limited partnerships and Real Estate Investment Trust (REITS).

Investors cannot invest directly in an index, although they can invest in the underlying securities

*Reflects maximum 3.00% sales charge.

                               NestEgg 2030 Fund
                         Value of a $10,000 investment

                                      2/28/94   3/1/94  2/28/95  2/29/96  2/28/97  2/28/98  2/28/99   2/29/00  2/28/01
                                     ----------------------------------------------------------------------------------
NestEgg 2030 Fund*                     10,000    9,700    9,736   11,885   13,427   16,567   18,219    20,458   19,146
                                     ----------------------------------------------------------------------------------
Lipper Flexible Portfolio Index        10,000   10,000   10,047   12,268   14,036   17,038   18,657    20,263   19,724
                                     ----------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index   10,000   10,000   10,178   11,424   12,034   13,283   14,114    14,271   16,188
                                     ----------------------------------------------------------------------------------
Wilshire 5000 Equity Index             10,000   10,000   10,528   14,131   17,265   23,218   26,547    32,170   27,486
                                     ----------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from 3/1/94 to 2/28/01 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds invest their investable assets in the corresponding Master Portfolios. The five-year returns represent performance of the affiliated feeder fund from March 1, 1996 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The since inception return represents the performance of the affiliated feeder fund from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The performance of the affiliated feeder fund is adjusted to reflect the fees and expenses of the NestEgg 2030 Fund.

                        AVERAGE ANNUAL TOTAL RETURN/1/
                        ------------------------------

                            1 Year           5 Year           Since Inception
                            ------           ------           ---------------
No Load                     (6.42%)          10.01%               10.21%
With Load*                  (9.22%)          9.34%                 9.74%

/1/ For the period(s) ended February 28, 2001.

Past performance is not a prediction of future results. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the actual performance of the funds would have been lower.

The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage backed securities.

The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

The Wilshire 5000 Equity Index is composed of domestic equity securities of companies in addition to a very small number of limited partnerships and Real Estate Investment Trust (REITS).

Investors cannot invest directly in an index, although they can invest in the underlying securities

*Reflects maximum 3.00% sales charge.

                               NestEgg 2040 Fund
                          Value of $10,000 Investment


                                      2/28/94   3/1/94  2/28/95  2/29/96  2/28/97  2/28/98  2/28/99   2/29/00  2/28/01
                                     ----------------------------------------------------------------------------------
NestEgg 2040 Fund*                     10,000    9,700    9,841   12,251   14,200   17,917   19,987    23,058   20,475
                                     ----------------------------------------------------------------------------------
Lipper Flexible Portfolio Index        10,000   10,000   10,047   12,268   14,036   17,038   18,657    20,263   19,724
                                     ----------------------------------------------------------------------------------
Wilshire 5000 Equity Index             10,000   10,000   10,528   14,131   17,265   23,218   26,547    32,170   27,486
                                     ----------------------------------------------------------------------------------

The chart above represents a comparison of a hypothetical $10,000 investment in the Service Class from 3/1/94 to 2/28/01 versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. The NestEgg Funds invest their investable assets in the corresponding Master Portfolios. The five-year returns represent performance of the affiliated feeder fund from March 1, 1996 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The since inception return represents the performance of the affiliated feeder fund from March 1, 1994 through January 3, 1999 and the NestEgg Funds from January 4, 1999 through February 28, 2001. The performance of the affiliated feeder fund is adjusted to reflect the fees and expenses of the NestEgg 2040 Fund.

                        AVERAGE ANNUAL TOTAL RETURN/1/
                        ------------------------------

                           1 Year              5 Year          Since Inception
                           ------              ------          ---------------
No Load                   (11.22%)             10.81%              11.26%
With Load*                (13.86%)             10.13%              10.78%

/1/  For the period(s) ended February 28, 2001.

     Past performance is not a prediction of future results. The Funds' investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

     During the period shown, certain fees and expenses of the fund may have been reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the actual performance of the funds would have been lower.

     The Lipper Flexible Portfolio Fund Index is composed of certain mutual funds investing in domestic common stocks, bonds and money market instruments in an asset allocation strategy as tracked by Lipper, Inc.

     The Wilshire 5000 Equity Index is composed of domestic equity securities of companies in addition to a very small number of limited partnerships and Real Estate Investment Trust (REITS).

     Investors cannot invest directly in an index, although they can invest in the underlying securities

     *Reflects maximum 3.00% sales charge.

NestEgg Funds
NestEgg Capital Preservation Fund

Statement of Assets and Liabilities

                                                               February 28, 2001


Assets:
Investments in the LifePath Income Fund
  Master Portfolio at value (Note 1)                                $ 5,093,560
  Receivable for capital shares sold                                        269
                                                                    -----------
  Total Assets                                                        5,093,829

Liabilities:
Payable for capital shares redeemed                    $     1,798
Accrued expenses and other payables:
  Administration                                               778
  Other payables and accrued expences                       17,155
                                                       -----------
  Total Liabilities                                                      19,731
                                                                    -----------
Net Assets                                                          $ 5,074,098
                                                                    ===========

Net Assets consist of:
Paid in Capital                                                       5,039,154
Undistributed net investment income                                       7,276
Accumulated net realized losses
  on investment transactions                                             (1,902)


Net unrealized appreciation from investments                             29,570
                                                                    -----------
Net Assets                                                          $ 5,074,098
                                                                    ===========

Service Shares
  Net Assets                                                        $ 5,074,098
  Shares outstanding                                                    509,226
  Redemption price per share                                        $      9.96
                                                                    ===========
  Maximum Sales Charge - Service Shares                                    3.00%
                                                                    -----------


  Maximum Offering Price Per Service Share
   (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent)                    $     10.27
                                                                    ===========

Statement of Operations

                                            For the year ended February 28, 2001


Investment Income allocated from
 corresponding Master Porfolio
Interest income                                                     $   198,107
Dividend income (Net of withholding tax of $283)                         11,542
Expenses (Note 3)                                                       (23,329)
                                                                    -----------
 Net Investment Income allocated from
  corresponding Master Porfolio                                         186,320
                                                                    -----------
Expenses:(Note 3)
Investment advisory fees                                   $ 6,351
Administration fees                                          8,467
12B-1 fees                                                  10,584
Shareholder servicing fees                                  10,584
Fund accounting fees                                        16,107
Audit fees                                                   7,743
Other expenses                                               6,624
                                                           -------

Total expenses before waivers                                            66,460
 Less expenses waived                                                   (26,269)
                                                                    -----------
 Net Expenses                                                            40,191
                                                                    -----------
Net Investment Income                                                   146,129
                                                                    -----------

Realized/Unrealized Gains from
 Investments allocated from corresponding
 Master Portfolio:
Net realized gains on investment transactions                            71,748
Net change in unrealized appreciation/depreciation
 from investments                                                        11,203
                                                                    -----------
Net realized/unrealized gains from investments                           82,951
                                                                    -----------
Change in Net Assets Resulting from
 Operations                                                         $   229,080
                                                                    ===========



                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Statements of Changes in Net Assets

                                                                                            For the          For the
                                                                                           year ended       year ended
                                                                                          February 28,     February 29,
                                                                                              2001             2000
                                                                                          -----------      -----------

From Investment Activities:
Operations:
  Net investment income                                                                    $   146,129    $    92,258
  Net realized gains (losses) on investment transactions                                        71,748         (3,161)
  Net change in unrealized appreciation/depreciation from investments                           11,203         42,916
                                                                                           -----------    -----------
Change in net assets resulting from operations                                                 229,080        132,013
                                                                                           -----------    -----------
Distributions to Shareholders: Service Shares
  From net investment income                                                                  (142,731)       (93,291)
  From net realized gains on investment transactions                                           (70,740)          --
  Tax return of capital                                                                           --           (4,475)
                                                                                           -----------    -----------
Change in net assets from shareholder distributions                                           (213,471)       (97,766)

Capital Share Transactions: Service Shares
  Proceeds from shares issued                                                                1,717,711      7,259,910
  Dividends reinvested                                                                         213,470         97,766
  Cost of shares redeemed                                                                   (2,748,891)    (2,831,819)
                                                                                           -----------    -----------
Change in net assets from capital share transactions                                          (817,710)     4,525,857
                                                                                           -----------    -----------

Change in net assets                                                                          (802,101)     4,560,104
                                                                                           -----------    -----------

Net Assets:
  Beginning of period                                                                        5,876,199      1,316,095
                                                                                           -----------    -----------
  End of period                                                                            $ 5,074,098    $ 5,876,199
                                                                                           ===========    ===========

Share Transactions: Service Shares
  Issued                                                                                       169,732        726,610
  Reinvested                                                                                    21,348          9,800
  Redeemed                                                                                    (272,305)      (278,982)
                                                                                           -----------    -----------
  Change in shares                                                                             (81,225)       457,428
                                                                                           ===========    ===========




                       See notes to financial statements

NestEgg Funds
NestEgg Capital Preservation Fund

Financial Highlights, Service Shares

                                                                               For the        For the        For the
                                                                              year ended     year ended     period ended
                                                                              February 28,   February 29,   February 28,
                                                                                 2001           2000         1999 (a)
                                                                              -----------    -----------    -----------
Net Asset Value, Beginning of Period                                          $    9.95      $    9.89      $   10.00
                                                                              -----------    -----------    -----------
Investment Activities
  Net investment income                                                            0.36           0.31           0.03
  Net realized and unrealized gains (losses) on
   investments                                                                     0.18           0.09          (0.14)
                                                                              -----------    -----------    -----------
   Total from Investment Activities                                                0.54           0.40          (0.11)
                                                                              -----------    -----------    -----------
Distributions
  Net investment income                                                           (0.35)         (0.34)             -
  Net realized gains on investment transactions                                   (0.18)             -              -
  Tax return of capital                                                               -              - **           -
                                                                              -----------    -----------    -----------
  Total Distributions                                                             (0.53)         (0.34)             -
                                                                              -----------    -----------    -----------
Net Asset Value, End of Period                                                $    9.96      $    9.95      $    9.89
                                                                              ===========    ===========    ===========
Total Return (excludes sales charge)                                               5.51%          4.19%         (1.10%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                             $   5,074      $   5,876      $   1,316
Ratio of expenses to average net assets/\                                          1.50%          1.49%          1.50% (c)
Ratio of net investment income to average net assets/\                             3.45%          3.12%          2.68% (c)
Ratio of expenses to average net assets*/\                                         2.12%          3.16%         12.20% (c)
Portfolio Turnover Rate (d)                                                          58%            55%            66%

-----------------------------------------------------------------
 *During the period, certain fees were contractually reduced and/or reimbursed.
  If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
**The amount is less than $0.005.
/\These ratios include expenses charged from the corresponding Master Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.





                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statement of Assets and Liabilities

                                                               February 28, 2001


Assets:
Investments in the LifePath 2010
  Master Portfolio at value (Note 1)                               $ 14,560,936
  Receivable for capital shares sold                                     10,824
                                                                   ------------
  Total Assets                                                       14,571,760

Liabilities:
Payable for capital shares redeemed                $     33,114
Accrued expenses and other payables:
  Investment advisor                                      2,918
  Administration                                          2,247
  Shareholder servicing                                   5,323
  Other payables and accrued expenses                    23,360
                                                   ------------
  Total Liabilities                                                      66,962
                                                                   ------------
Net Assets                                                         $ 14,504,798
                                                                   ============


Net Assets consist of:
Paid in Capital                                                      14,645,777
Distributions in excess of net investment income                         (2,103)
Accumulated net realized gains on
  investment transactions                                                 5,419

Net unrealized depreciation from investments                           (144,295)
                                                                   ------------
Net Assets                                                         $ 14,504,798
                                                                   ============

Service Shares
  Net Assets                                                       $ 14,504,798
  Shares outstanding                                                  1,431,159
  Redemption price per share                                       $      10.14
                                                                   ============

  Maximum Sales Charge - Service Shares                                    3.00%
                                                                   ------------

  Maximum Offering Price Per Service Share
    (100%/100%-Maximum Sales Charge) of net
    asset value adjusted to the nearest cent                       $      10.45
                                                                   ============


Statement of Operations

                                            For the year ended February 28, 2001


Investment Income allocated from
  corresponding Master Porfolio
Interest income                                                    $    432,183
Dividend income (Net of withholding tax of $1,712)                       66,031
Expenses (Note 3)                                                       (67,947)
                                                                   ------------
  Net Investment Income allocated from
    corresponding Master Porfolio                                       430,267
                                                                   ------------

Expenses: (Note 3)
Investment advisory fees                           $     18,521
Administration fees                                      24,695
12B-1 fees                                               30,868
Shareholder servicing fees                               30,868
Fund accounting fees                                     14,758
Audit fees                                               18,154
Other expenses                                           11,648
                                                   ------------

Total expenses before waivers                                           149,512
  Less expenses waived                                                  (40,087)
                                                                   ------------
  Net Expenses                                                          109,425
                                                                   ------------
Net Investment Income                                                   320,842
                                                                   ------------

Realized/Unrealized Gains (Losses) from
  Investments allocated from corresponding
  Master Portfolio:
Net realized gains on investment transactions                            93,834
Net change in unrealized appreciation/depreciation
  from investments                                                     (290,043)
                                                                   ------------
Net realized/unrealized gains (losses) from investments                (196,209)
                                                                   ------------
Change in Net Assets Resulting from
  Operations                                                          $ 124,633
                                                                   ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Statements of Changes in Net Assets

                                                                                             For the         For the
                                                                                            year ended      year ended
                                                                                           February 28,    February 29,
                                                                                               2001            2000
                                                                                           ------------    ------------
From Investment Activities:
Operations:
  Net investment income                                                                    $    320,842    $    123,607
  Net realized gains on investment transactions                                                  93,834          37,272
  Net change in unrealized appreciation/depreciation from investments                          (290,043)        213,016
                                                                                           ------------    ------------
Change in net assets resulting from operations                                                  124,633         373,895
                                                                                           ------------    ------------

Distributions to Shareholders: Service Shares
  From net investment income                                                                   (326,166)       (126,338)
  In excess of net investment income                                                             (2,021)             --
  From net realized gains on investment transactions                                           (108,799)        (13,981)
                                                                                           ------------    ------------
Change in net assets from shareholder distributions                                            (436,986)       (140,319)

Capital Share Transactions: Service Shares
  Proceeds from shares issued                                                                 5,713,272      14,259,858
  Dividends reinvested                                                                          427,238         124,490
  Cost of shares redeemed                                                                    (4,994,002)     (3,676,143)
                                                                                           ------------    ------------
Change in net assets from capital share transactions                                          1,146,508      10,708,205
                                                                                           ------------    ------------

Change in net assets                                                                            834,155      10,941,781
                                                                                           ------------    ------------

Net Assets:
  Beginning of period                                                                        13,670,643       2,728,862
                                                                                           ------------    ------------
  End of period                                                                            $ 14,504,798    $ 13,670,643
                                                                                           ============    ============

Share Transactions: Service Shares
  Issued                                                                                        543,588       1,382,223
  Reinvested                                                                                     41,168          12,080
  Redeemed                                                                                     (471,345)       (351,592)
                                                                                           ------------    ------------
  Change in shares                                                                              113,411       1,042,711
                                                                                           ============    ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2010 Fund

Financial Highlights, Service Shares

                                                                         For the           For the           For the
                                                                        year ended        year ended       period ended
                                                                       February 28,      February 29,      February 28,
                                                                           2001              2000            1999 (a)
                                                                       ------------      ------------      ------------
Net Asset Value, Beginning of Period                                   $      10.37      $       9.92      $      10.00
                                                                       ------------      ------------      ------------
Investment Activities
  Net investment income                                                        0.28              0.21              0.03
  Net realized and unrealized gains (losses) on investment                    (0.14)             0.50             (0.11)
                                                                       ------------      ------------      ------------
  Total from Investment Activities                                             0.14              0.71             (0.08)
                                                                       ------------      ------------      ------------
Distributions

  Net investment income                                                       (0.28)            (0.24)                -
  In excess of net investment income                                              -  **             -                 -
  Net realized gains on investment transactions                               (0.09)            (0.02)                -
                                                                       ------------      ------------      ------------
  Total Distributions                                                         (0.37)            (0.26)                -
                                                                       ------------      ------------      ------------
Net Asset Value, End of Period                                         $      10.14      $      10.37      $       9.92
                                                                       ============      ============      ============
Total Return (excludes sales charge)                                           1.39%             7.24%            (0.80%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                      $     14,505      $     13,671      $      2,729
Ratio of expenses to average net assets/\                                      1.44%             1.50%             1.29% (c)
Ratio of net investment income to average net assets/\                          2.60%             2.27%             2.46% (c)
Ratio of expenses to average net assets*/\                                      1.76%             2.94%             8.26% (c)
Portfolio Turnover Rate (d)                                                      54%               49%               38%

____________________________________________________________
* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred,
**The amount is less than $0.005.
/\These ratios include expenses charged from the
  corresponding Master Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statement of Assets and Liabilities

                                                               February 28, 2001


Assets:
Investments in the LifePath 2020
  Master Portfolio at value (Note 1)                      $ 23,589,167
  Receivable for capital shares sold                             4,868
                                                          ------------
  Total Assets                                              23,594,035

Liabilities:
Payable for capital shares redeemed         $  14,690
Accrued expenses and other payables:
  Investment advisor                           13,923
  Adminstration                                 3,701
  Shareholder servicing                         5,862
  Other payables and accrued expenses          42,827
                                            ---------
  Total Liabilities                                             81,003
                                                          ------------
Net Assets                                                $ 23,513,032
                                                          ============

Net Assets consist of:
Paid in Capital                                             24,674,341
Distributions in excess of net investment income                (5,377)
Distributions in excess of net realized gains
  on investment transactions                                   (67,901)
Net unrealized depreciation from investments                (1,088,031)
                                                          ------------
Net Assets                                                $ 23,513,032
                                                          ============

Service Shares
  Net Assets                                              $ 23,513,032
  Shares outstanding                                         2,336,110
  Redemption price per share                              $      10.07
                                                          ============

  Maximum Sales Charge - Service Shares                           3.00%
                                                          ------------

  Maximum Offering Price Per Service Share
   (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent)          $      10.38
                                                          ============

   Statement of Operations

                                           For the year ended February 28, 2001


Investment Income allocated from
 corresponding Master Porfolio

Interest income                                                   $   413,954
Dividend income (Net of withholding tax of $3,050)                    149,794
Expenses (Note 3)                                                    (105,491)
                                                                  -----------
 Net Investment Income allocated from
  corresponding Master Porfolio                                       458,257
                                                                  -----------

Expenses:(Note 3)
Investment advisory fees                              $  28,723
Administration fees                                      38,297
12B-1 fees                                               47,872
Shareholder servicing fees                               47,872
Fund accounting fees                                     14,184
Audit fees                                               10,592
Other expenses                                           12,249
                                                      ---------

Total expenses before waivers                                         199,789
 Less expenses waived                                                 (47,872)
                                                                  -----------
 Net Expenses                                                         151,917
                                                                  -----------
Net Investment Income                                                 306,340
                                                                  -----------

Realized/Unrealized Gains (Losses) from
Investments allocated from corresponding
 Master Portfolio:
Net realized gains on investment transactions                          99,134
Net change in unrealized appreciation/depreciation
 from investments                                                  (1,476,409)
                                                                  -----------
Net realized/unrealized gains (losses) from investments            (1,377,275)
                                                                  -----------

Change in Net Assets Resulting from Operations                    $(1,070,935)
                                                                  ===========

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Statements of Changes in Net Assets

                                                                            For the       For the
                                                                           year ended    year ended
                                                                          February 28,  February 29,
                                                                              2001         2000
                                                                          -----------   ----------
From Investment Activities:
Operations:
  Net investment income                                                 $    306,340    $    134,518
  Net realized gains (losses) on investment transactions                      99,134          96,860
  Net change in unrealized appreciation/depreciation from investments     (1,476,409)        583,511
                                                                        ------------    ------------
Change in net assets resulting from operations                            (1,070,935)        814,889
                                                                        ------------    ------------

Distributions to Shareholders: Service Shares
  From net investment income                                                (309,714)       (138,448)
  In excess of net investment income                                          (4,751)           --
  From net realized gains on investment transactions                        (128,793)        (58,692)
  In excess of net realized gains on investment transactions                 (68,527)           --
                                                                        ------------    ------------
Change in net assets from shareholder distributions                         (511,785)       (197,140)

Capital Share Transactions: Service Shares
  Proceeds from shares issued                                             12,444,967      15,201,419
  Dividends reinvested                                                       505,790         141,970
  Cost of shares redeemed                                                 (6,685,168)     (4,279,806)
                                                                        ------------    ------------
Change in net assets from capital share transactions                       6,265,589      11,063,583
                                                                        ------------    ------------

Change in net assets                                                       4,682,869      11,681,332
                                                                        ------------    ------------

Net Assets:
  Beginning of period                                                     18,830,163       7,148,831
                                                                        ------------    ------------
  End of period                                                         $ 23,513,032    $ 18,830,163
                                                                        ============    ============

Share Transactions: Service Shares
  Issued                                                                   1,150,378       1,420,302
  Reinvested                                                                  47,765          13,390
  Redeemed                                                                  (612,340)       (403,094)
                                                                        ------------    ------------
  Change in shares                                                           585,803       1,030,598
                                                                        ============    ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2020 Fund

Financial Highlights, Service Shares

                                                                        For the          For the          For the
                                                                       year ended       year ended      period ended
                                                                      February 28,     February 29,     February 28,
                                                                          2001             2000            1999 (a)
                                                                      ------------     ------------     -------------
Net Asset Value, Beginning of Period                                  $      10.76     $       9.93     $       10.00
                                                                      ------------     ------------     -------------
 Investment Activities

   Net investment income                                                      0.18             0.07 (b)          0.01
   Net realized and unrealized gains on investments                          (0.58)            0.94             (0.08)
                                                                      ------------     ------------     -------------
    Total from Investment Activities                                         (0.40)            1.01             (0.07)
                                                                      ------------     ------------     -------------
 Distributions

   Net investment income                                                     (0.18)           (0.13)                -
   In excess of net investment income                                            -  **            -                 -
   Net realized gains on investment transactions                             (0.07)           (0.05)                -
   In excess of net realized gains on investment transactions                (0.04)               -                 -
                                                                      ------------     ------------     -------------
    Total Distributions                                                      (0.29)           (0.18)                -
                                                                      ------------     ------------     -------------
Net Asset Value, End of Period                                        $      10.07     $      10.76     $        9.93
                                                                      ============     ============     =============
Total Return (excludes sales charge)                                         (3.78%)          10.20%            (0.70%)(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                     $     23,513     $     18,830     $       7,149
Ratio of expenses to average net assets/\                                     1.34%            1.50%             1.69% (d)
Ratio of net investment income to average net assets/\                        1.60%            1.30%             0.81% (d)
Ratio of expenses to average net assets*/\                                    1.59%            3.47%             5.69% (d)
Portfolio Turnover Rate (e)                                                     39%              43%               36%


--------------------------------------------------------------------------------
* During the period, certain fees were contractually reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
**  The amount is less than $.005.
/\  These ratios include expenses charged from the corresponding Master
    Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statement of Assets and Liabilities

                                                        February 28, 2001

Assets:
Investments in the LifePath 2030
  Master Portfolio at value (Note 1)                               $ 10,912,200
  Receivable for capital shares sold                                      7,140
                                                                   ------------
  Total Assets                                                       10,919,340

Liabilities:
Payable for capital shares redeemed                 $      4,025
Accrued expenses and other payables:
  Administration                                           1,711
  Shareholder servicing                                    5,754
  Other payables and accrued expenses                     12,266
                                                    ------------
  Total Liabilities                                                      23,756
                                                                   ------------
Net Assets                                                         $ 10,895,584
                                                                   ============

Net Assets consist of:
Paid in Capital                                                      11,586,993
Distributions in excess of net investment                                (1,473)
Distributions in excess of net realized gains
  on investment transactions                                             (5,975)
Net unrealized depreciation from investments                           (683,961)
                                                                   ------------
Net Assets                                                         $ 10,895,584
                                                                   ============

Service Shares
  Net Assets                                                       $ 10,895,584
  Shares outstanding                                                  1,070,819
  Redemption price per share                                       $      10.18
                                                                   ============

  Maximum Sales Charge - Service Shares                                    3.00%
                                                                   ------------

  Maximum Offering Price Per Service Share
   (100%/(100%-Maximum Sales Charge) of
   net asset value adjusted to the nearest cent)                   $      10.49
                                                                   ============

   Statement of Operations

                                          For the year ended February 28, 2001


Investment Income allocated from
 corresponding Master Portfolio
Interest income                                                    $   115,352
Dividend income (Net of withholding tax of $2,174)                      83,221
Expenses (Note 3)                                                      (47,861)
                                                                   -----------
 Net Investment Income allocated from
  corresponding Master Portfolio                                       150,712
                                                                   -----------

Expenses:(Note 3)
Investment advisory fees                               $  13,050
Administration fees                                       17,400
12B-1 fees                                                21,749
Shareholder servicing fees                                21,749
Fund accounting fees                                      14,756
Audit fees                                                15,734
Other expenses                                            13,992
                                                       ---------
Total expenses before waivers                                          118,430
 Less expenses waived                                                  (36,261)
                                                                   -----------
 Net Expenses                                                           82,169
                                                                   -----------
Net Investment Income                                                   68,543
                                                                   -----------

Realized/Unrealized Gains (Losses) from
 Investments allocated from corresponding
 Master Portfolio:
Net realized gains on investment transactions                           27,370
Net change in unrealized appreciation/depreciation
 from investments                                                     (924,472)
                                                                   -----------
Net realized/unrealized gains (losses) from investments               (897,102)
                                                                   -----------

Change in Net Assets Resulting from
 Operations                                                        $  (828,559)
                                                                   ===========


                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Statements of Changes in Net Assets

                                                                         For the          For the
                                                                        year ended       year ended
                                                                        February 28,    February 29,
                                                                           2001             2000
                                                                        ------------    -------------
From Investment Activities:
Operations:
  Net investment income                                                 $     68,543    $     27,286
  Net realized gains on investment transactions                               27,370          33,841
  Net change in unrealized appreciation/depreciation from investments       (924,472)        269,183
                                                                        ------------    ------------
 Change in net assets resulting from operations                             (828,559)        330,310
                                                                        ------------    ------------

Distributions to Shareholders: Service Shares
  From net investment income                                                 (69,819)        (26,444)
  In excess of net investment income                                          (1,165)             --
  From net realized gains on investment transactions                         (34,346)        (25,954)
  In excess of net realized gains on investment transactions                  (6,283)             --
                                                                        ------------    ------------
Change in net assets from shareholder distributions                         (111,613)        (52,398)

Capital Share Transactions: Service Shares
  Proceeds from shares issued                                              6,288,734       6,838,796
  Dividends reinvested                                                       109,774          30,694
  Cost of shares redeemed                                                 (1,933,842)       (974,353)
                                                                        ------------    ------------
Change in net assets from capital share transactions                       4,464,666       5,895,137
                                                                        ------------    ------------

Change in net assets                                                       3,524,494       6,173,049
                                                                        ------------    ------------

Net Assets:
  Beginning of period                                                      7,371,090       1,198,041
                                                                        ------------    ------------
  End of period                                                         $ 10,895,584    $  7,371,090
                                                                        ============    ============

Share Transactions: Service Shares
  Issued                                                                     563,566         635,490
  Reinvested                                                                  10,205           2,833
  Redeemed                                                                  (171,704)        (90,397)
                                                                         -----------     -----------
  Change in shares                                                           402,067         547,926
                                                                        ============    ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2030 Fund

Financial Highlights, Service Shares

                                                                               For the        For the        For the
                                                                              year ended     year ended     period ended
                                                                              February 28,   February 29,   February 28,
                                                                                2001            2000          1999 (a)
                                                                              ----------     -----------    -----------

Net Asset Value, Beginning of Period                                           $  11.02          $ 9.92          10.00
                                                                              ---------      ----------     ----------
Investment Activities
   Net investment income                                                           0.09            0.07              -  **
   Net realized and unrealized gains (losses) on investments                      (0.79)           1.14          (0.08)
                                                                              ---------      ----------     ----------
   Total from Investment Activities                                               (0.70)           1.21          (0.08)
                                                                              ---------      ----------     ----------
Distributions
   Net investment income                                                          (0.09)          (0.06)             -
   In excess of net investment income                                                 -  **           -              -
   Net realized gains on investment transactions                                  (0.04)          (0.05)             -
   In excess of net realized gains on investment transactions                     (0.01)              -              -
                                                                              ---------      ----------     ----------
   Total Distributions                                                            (0.14)          (0.11)             -
                                                                              ---------      ----------     ----------
Net Asset Value, End of Period                                                 $  10.18         $ 11.02        $  9.92
                                                                              =========      ==========     ==========
Total Return (excludes sales charge)                                             (6.42%)         12.28%          (0.80%)(b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                                              $ 10,896         $ 7,371        $ 1,198
Ratio of expenses to average net assets/\                                          1.49%           1.49%          1.50% (c)
Ratio of net investment income to average net assets/\                             0.79%           0.72%          0.40% (c)
Ratio of expenses to average net assets*/\                                         1.91%           2.48%         17.19% (c)
Portfolio Turnover Rate (d)                                                          27%             26%          0.19

---------------------------------
* During the period, certain fees were contractually reduced and/or reimbursed.
    If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
**  The amount is less than $0.005.
/\ These expenses include expenses charged from the corresponding Master Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.


                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statement of Assets and Liabilities
                                                              February 28, 2001

Assets:
Investments in the LifePath 2040
  Master Portfolio at value (Note 1)                               $ 10,248,972
  Receivable for capital shares sold                                     16,413
                                                                   ------------
  Total Assets                                                       10,265,385

Liabilities:
Payable for capital shares redeemed                  $         22
Accrued expenses and other payables:
  Administration                                            1,638
  Shareholder servicing                                     4,950
  Other payables and accrued expenses                       8,934
                                                     ------------
  Total Liabilities                                                      15,544
                                                                   ------------
Net Assets                                                         $ 10,249,841
                                                                   ============
Net Assets consist of:
Paid in Capital                                                      11,324,776
Distributions in excess of net investment income                         (9,943)
Distributions in excess of net realized gains
  on investment transactions                                            (13,422)
Net unrealized depreciation from investments                         (1,051,570)
                                                                   ------------
Net Assets                                                         $ 10,249,841
                                                                   ============

Service Shares
  Net Assets                                                       $ 10,249,841
  Shares outstanding                                                  1,022,428
  Redemption price per share                                       $      10.03
                                                                   ============

Maximum Sales Charge - Service Shares                                      3.00%
                                                                   ------------

Maximum Offering Price Per Service Share
  (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to the nearest cent)                    $      10.34
                                                                   ============


Statement of Operations

                                            For the year ended February 28, 2001


Investment Income allocated from
  corresponding Master Porfolio
Interest income                                                    $     31,583
Dividend income (Net of withholding tax of $1,950)                       97,217
Expenses (Note 3)                                                       (48,908)
                                                                   ------------
  Net Investment Income allocated from
   corresponding Master Porfolio                                         79,892
                                                                   ------------

Expenses: (Note 3)
Investment advisory fees                             $     13,318
Administration fees                                        17,753
12B-1 fees                                                 22,192
Shareholder servicing fees                                 22,192
Fund accounting fees                                       13,493
Audit fees                                                 15,469
Other expenses                                             11,807
                                                     ------------

Total expenses before waivers                                           116,224
  Less expenses waived                                                  (35,287)
                                                                   ------------
  Net Expenses                                                           80,937
                                                                   ------------
Net Investment Loss                                                      (1,045)
                                                                   ------------

Realized/Unrealized Gains (Losses) from
  Investments allocated from
  corresponding Master Portfolio:
Net realized gains on investment transactions                            49,743
Net change in unrealized appreciation/depreciation
  from investments                                                   (1,294,764)
                                                                   ------------
Net realized/unrealized gains (losses) from
  investments                                                        (1,245,021)
                                                                   ------------

Change in Net Assets Resulting from Operations                     $ (1,246,066)
                                                                   ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Statements of Changes in Net Assets

                                                                             For the         For the
                                                                            year ended      year ended
                                                                           February 28,    February 29,
                                                                               2001            2000
                                                                           ------------    ------------
From Investment Activities:
Operations:
  Net investment loss                                                      $     (1,045)   $     (2,007)
  Net realized gains on investment transactions                                  49,743          47,235
  Net change in unrealized appreciation/depreciation from investments        (1,294,764)        266,785
                                                                           ------------    ------------
Change in net assets resulting from operations                               (1,246,066)        312,013
                                                                           ------------    ------------

Distributions to Shareholders: Service Shares
  In excess of net investment income                                             (4,757)         (1,120)
  From net realized gains on investment transactions                            (69,515)        (26,940)
  In excess of net realized gains on investment transactions                    (13,783)              -
                                                                           ------------    ------------
Change in net assets from shareholder distributions                             (88,055)        (28,060)

Capital Share Transactions: Service Shares
  Proceeds from shares issued                                                 7,545,141       8,336,003
  Dividends reinvested                                                           87,194           7,430
  Cost of shares redeemed                                                    (4,076,452)     (1,475,005)
                                                                           ------------    ------------
Change in net assets from capital share transactions                          3,555,883       6,868,428
                                                                           ------------    ------------

Change in net assets                                                          2,221,762       7,152,381
                                                                           ------------    ------------

Net Assets:
  Beginning of period                                                         8,028,079         875,698
                                                                           ------------    ------------
  End of period                                                            $ 10,249,841    $  8,028,079
                                                                           ============    ============

Share Transactions: Service Shares
  Issued                                                                        665,538         745,065
  Reinvested                                                                      8,412             662
  Redeemed                                                                     (354,748)       (130,532)
                                                                           ------------    ------------
  Change in shares                                                              319,202         615,195
                                                                           ============    ============

                       See notes to financial statements

NestEgg Funds
NestEgg 2040 Fund

Financial Highlights, Service Shares

                                                        For the        For the         For the
                                                       year ended     year ended     period ended
                                                      February 28,   February 29,    February 28,
                                                          2001           2000          1999 (a)
                                                      -----------    -----------     -----------
Net Asset Value, Beginning of Period                  $    11.42     $     9.95      $    10.00
                                                      -----------    -----------     -----------
Investment Activities
  Net investment loss                                          -  **          - **        (0.01)
  Net realized and unrealized gains
  (losses) on investments                                  (1.27)          1.52           (0.04)
                                                      -----------    -----------     -----------
  Total from Investment Activities                         (1.27)          1.52           (0.05)
                                                      -----------    -----------     -----------
Distributions
  In excess of net investment income                       (0.01)         (0.01)              -
  Net realized gains on investment transactions            (0.09)         (0.04)              -
  In excess of net realized gains on investment
  transaction                                              (0.02)             -               -
                                                      -----------    -----------     -----------
  Total Distributions                                      (0.12)         (0.05)              -
                                                      -----------    -----------     -----------
Net Asset Value, End of Period                        $    10.03     $    11.42      $     9.95
                                                      ===========    ===========     ===========
Total Return (excludes sales charge)                      (11.22%)        15.36%          (0.05%) (b)
Ratios/Supplemental Data:
Net Assets at end of period (000)                     $   10,250     $    8,028      $      876
Ratio of expenses to average net assets/\                   1.46%          1.48%           1.50%  (c)
Ratio of net investment loss to average net assets/\       (0.01%)        (0.05%)         (0.51%) (c)
Ratio of expenses to average net assets*/\                  1.86%          2.32%          14.00%  (c)
Portfolio Turnover Rate (d)                                   20%            29%             19%

________________________________________________________________________________
 * During the period, certain fees were contractually reduced and/or reimbursed.
    If such fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
**  The amount is less than $0.005.
/\  These ratios include expenses charged from the corresponding Master
    Portfolio.
(a) The Fund commenced operations on January 4, 1999.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover rate represents that of the corresponding Master
    Portfolio.

                       See notes to financial statements

NestEgg Funds
Notes to Financial Statements
February 28, 2001

________________________________________________________________________________

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers eleven diversified series, including the NestEgg Funds. The accompanying financial statements and financial highlights are those of the NestEgg Capital Preservation Fund (formerly the "NestEgg 2000 Fund"), the NestEgg 2010 Fund, the NestEgg 2020 Fund, the NestEgg 2030 Fund and the NestEgg 2040 Fund (individually a "Fund", collectively the "NestEgg Funds"). The NestEgg Funds have a December 31 tax year end.

Each NestEgg Fund seeks to provide long-term investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. The NestEgg Funds' investment objectives are as follows:

     Fund                    Objective
     ----                    ---------
NestEgg Capital         Managed for investors planning to retire (or begin to
 Preservation Fund      withdraw substantial portions of their investment) in
                        the near future.

NestEgg 2010 Fund       Managed for investors planning to retire (or begin to
                        withdraw substantial portions of their investment) approximately in the year 2010.

NestEgg 2020 Fund       Managed for investors planning to retire (or begin to
                        withdraw substantial portions of their investment) approximately in the year 2020.

NestEgg 2030 Fund       Managed for investors planning to retire (or begin to
                        withdraw substantial portions of their investment) approximately in the year 2030.

NestEgg 2040 Fund       Managed for investors planning to retire (or begin to
                        withdraw substantial portions of their investment) approximately in the year 2040.

Each NestEgg Fund seeks to achieve its objective by investing its investable assets in a corresponding portfolio (each a "Master Portfolio"): LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio. Each Master Portfolio has a substantially similar investment objective as the corresponding NestEgg Fund. Each Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. The percentage of the corresponding LifePath Master Portfolios owned by each Fund as of February 28, 2001 was approximately 4.82% for the NestEgg Capital Preservation Fund; 5.27% for the NestEgg 2010 Fund; 4.91% for the NestEgg 2020 Fund; 4.17% for the NestEgg 2030 Fund; and 2.28% for the NestEgg 2040 Fund. The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the NestEgg Funds' financial statements.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the NestEgg Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.



Continued

NestEgg Funds
Notes to Financial Statements
February 28, 2001

________________________________________________________________________________

Security Valuation

Valuation of securities held by the Master Portfolios is discussed in the notes to the Master Portfolios' financial statements included elsewhere in this report.

Investment income and expenses

The NestEgg Funds record daily their proportionate share of the Master Portfolios' income, expenses, realized and unrealized gains and losses. In addition, the Funds accrue their own expenses.

Distributions to Shareholders

The NestEgg Funds declare and pay dividends from net investment income quarterly. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

As of February 28, 2001, the following reclassifications have been made to increase (decrease) such accounts with any offsetting adjustments made to capital:


                                   Accumulated Net        Accumulated Net
                                  Investment Income       Realized Gains
                                  -----------------       --------------
NestEgg Capital Preservation            $ 457                   $389
NestEgg 2010                              (82)                    81
NestEgg 2020                             (626)                   626
NestEgg 2030                             (308)                   308
NestEgg 2040                             (361)                   361



Continued

NestEgg Funds
Notes to Financial Statements
February 28, 2001

________________________________________________________________________________

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. Investment Advisory, Administration, and Distribution Agreements:

The Trust and INTRUST Financial Services, Inc. (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee up to 0.15% of the average daily net assets of each NestEgg Fund when the Fund invests all of its investable assets in a Master Portfolio or another investment company. This fee is computed daily and paid monthly. The investment advisory agreement for the NestEgg Funds also provides for an investment advisory fee up to 1.25% of the average daily net assets of the Fund if the Fund does not invest all of its assets in the Master Portfolio or another investment company. Investment advisory fees of 0.55% are paid at the Master Portfolio level.

The Trust and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, based on each NestEgg Funds' average daily net assets, subject to an annual minimum.

The Trust and BISYS Fund Services (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Each fund is subject to a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided under the Plan, the Fund will pay the Distributor up to an annual rate of 0.25% of the average daily net assets of the Service Class shares of the Funds and 0.75% of the average daily net assets of the Premium Class shares of the Funds.

Other financial organizations ("Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organizations have a servicing relationship.

Fees may be voluntarily reduced to assist the Funds in maintaining more competitive expense ratios. Information regarding fee reduction transactions is as follows for the year ended February 28, 2001:

                                         NestEgg
                                         Capital       NestEgg     NestEgg      NestEgg      NestEgg
                                      Preservation      2010        2020         2030         2040
                                          Fund          Fund        Fund         Fund         Fund
                                          ----          ----        ----         ----         ----
Investment Advisory Fees Waived         $ 6,351       $ 9,219     $    --       $13,050     $13,095
12b-1 Fees Waived                        10,584        30,868      47,872        21,749      22,192
Shareholder Services Fees Waived          9,334            --          --         1,462          --
                                        -------       -------     -------       -------     -------
                                        $26,269       $40,087     $47,872       $36,261     $35,287
                                        =======       =======     =======       =======     =======



Continued

NestEgg Funds
Notes to Financial Statements
February 28, 2001

________________________________________________________________________________

4. Shares of Beneficial Interest:

Currently, shares of the Funds are divided into two classes: Service and Premium. As of and for the period ended February 28, 2001, the Premium Class has not yet been offered to the public. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

The Funds are authorized to issue 100 million shares of $.001 par value capital stock.

5. New Accounting Pronouncement

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Funds' financial statements. These changes are not expected to have any material impact on the net assets of the Funds.

6. Federal Income Tax Information (unaudited)

During the fiscal year ended February 28, 2001, the NestEgg Funds declared long-term capital gain (20%) distributions in the following amounts:

NestEgg Capital Preservation............................................$ 70,413
NestEgg 2010............................................................ 108,973
NestEgg 2020............................................................ 197,320
NestEgg 2030............................................................  40,628
NestEgg 2040............................................................  83,298


Post October Loss Deferral (unaudited)

Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arrive on the first business day of the following fiscal year for tax purposes. The following Funds have incurred and will elect to defer such capital and foreign currency losses:

Fund                                                                      Amount
----                                                                      ------
NestEgg Capital Preservation............................................$  2,603
NestEgg 2010............................................................   1,874
NestEgg 2020............................................................  34,681
NestEgg 2030............................................................   6,958
NestEgg 2040............................................................  26,065

                         Independent Auditors' Report


To the Shareholders and Board of Trustees of American Independence Funds Trust:

We have audited the accompanying statements of assets and liabilities of NestEgg Capital Preservation Fund (formerly NestEgg 2000 Fund), NestEgg 2010 Fund, NestEgg 2020 Fund, NestEgg 2030 Fund and NestEgg 2040 Fund, five of the funds comprising American Independence Funds Trust (the "Trust"), as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the period from January 4, 1999 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of American Independence Funds Trust as of February 28, 2001, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
San Francisco, California
April 13, 2001

                     {This page intentionally left blank.}

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments
February 28, 2001

Security                                       Shares       Value
-----------------------------------------------------------------

COMMON STOCKS - 18.94%

U.S. COMMON STOCKS - 14.65%

ADVERTISING - 0.02%
-----------------------------------------------------------------
Interpublic Group of Companies Inc.               176  $    6,617

Omnicom Group Inc.                                111      10,067
-----------------------------------------------------------------
                                                           16,684
-----------------------------------------------------------------

AEROSPACE / DEFENSE - 0.10%
-----------------------------------------------------------------
Goodrich (B.F.) Co.                               182       7,360
Northrop Grumman Corp.                            129      12,120
Sequa Corp.  "A "+                              1,610      72,192
Titan Corp. (The)+                                500      12,350
-----------------------------------------------------------------
                                                          104,022
-----------------------------------------------------------------

AIRLINES - 0.02%
-----------------------------------------------------------------
Southwest Airlines Co.                          1,145      21,288
US Airways Group Inc.+                             63       2,602
-----------------------------------------------------------------
                                                           23,890
-----------------------------------------------------------------

APPAREL - 0.05%
-----------------------------------------------------------------
Liz Claiborne Inc.*                                81       3,945
Nike Inc.  "B"                                    293      11,442
Unifi Inc.+                                     3,268      22,549
Warnaco Group Inc.  "A"                         3,400      16,320
-----------------------------------------------------------------
                                                           54,256
-----------------------------------------------------------------

AUTO MANUFACTURERS - 0.04%
-----------------------------------------------------------------
General Motors Corp.  "A"                         651      34,711
PACCAR Inc.                                        93       4,313
-----------------------------------------------------------------
                                                           39,024
-----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%
-----------------------------------------------------------------
Cooper Tire & Rubber Co.                        1,065      14,228
Superior Industries International Inc.          2,422      90,341
-----------------------------------------------------------------
                                                          104,569
-----------------------------------------------------------------

BANKS - 1.01%
-----------------------------------------------------------------
AmSouth Bancorp                                   695      12,107
Bank of New York Co. Inc.                         978      50,641
Bank One Corp.                                  1,665      58,728
Bankunited Financial Corp.  "A "+               2,300      22,712
BB&T Corp.                                        400      14,452
Central Coast Bancorp+                            650      11,862
Century South Banks Inc.                          500      16,625
Comerica Inc.                                     294      18,713
Fifth Third Bancorp                               708      38,099
First Union Corp.                               1,301      42,113
First Virginia Banks Inc.                           1          46
Firstfed America Bancorp Inc.                     800      12,360
FleetBoston Financial Corp.                     1,354      55,852
GA Financial Inc.                               1,300      18,928
Golden West Financial Corp.                       462      25,341
Hamilton Bancorp Inc.+                          2,800  $   26,775
Huntington Bancshares Inc.                        328       4,900
ITLA Capital Corp.+                               600      11,634
JP Morgan Chase & Co.                           2,700     125,982
Mellon Financial Corp.                            684      31,676
Northern Trust Corp.                              338      24,040
Old Kent Financial Corp.                          244       9,697
PNC Financial Services Group*                     419      29,120
Regions Financial Corp.                         1,270      38,100
SouthTrust Corp.                                  286      12,101
State Street Corp.                                205      20,592
Summit Bancorp                                    274      11,508
Sun Bancorp Inc.  "B "+                         1,200      10,425
SunTrust Banks Inc.                               238      15,644
Synovus Financial Corp.                           397      11,045
Troy Financial Corp.                            1,000      15,500
U.S. Bancorp*                                   2,789      64,701
Union Planters Corp.                              173       6,584
USB Holding Co. Inc.                              700       8,673
Wachovia Corp.                                     72       4,546
Wells Fargo & Company                           2,497     123,951
Wintrust Financial Corp.                          600      11,062
WSFS Financial Corp.                            2,700      36,619
Yardville National Bancorp                      1,100      15,400
-----------------------------------------------------------------
                                                        1,068,854
-----------------------------------------------------------------

BEVERAGES - 0.24%
-----------------------------------------------------------------
Alico Inc.                                        500       8,156
Brown-Forman Corp.  "B"                            64       4,064
Coca-Cola Co.                                   2,407     127,643
Coca-Cola Enterprises Inc.*                       516      11,713
Coors (Adolf) Company  "B"                        559      37,425
Gumtech International Inc.+*                      400       2,800
PepsiCo Inc.                                    1,447      66,678
-----------------------------------------------------------------
                                                          258,479
-----------------------------------------------------------------

BIOTECHNOLOGY - 0.17%
-----------------------------------------------------------------
Amgen Inc.+                                     1,168      84,169
Biogen Inc.+                                      296      21,182
Cellegy Pharmaceuticals Inc.+                   1,500       9,000
Immunomedics Inc.+                                600       7,762
Integra LifeSciences Holdings
   Corporation+                                   500       6,562
Myriad Genetics Inc.+                             400      22,150
Nanogen Inc.+                                     500       3,625
Regeneron Pharmaceuticals Inc.+                   700      21,962
-----------------------------------------------------------------
                                                          176,412
-----------------------------------------------------------------

BUILDING MATERIALS - 0.03%
-----------------------------------------------------------------
Vulcan Materials Co.                              190       8,043
York International Corp.                          802      25,664
-----------------------------------------------------------------
                                                           33,707
-----------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                       Shares       Value
-----------------------------------------------------------------

CHEMICALS - 0.39%
-----------------------------------------------------------------
Airgas Inc.+                                    4,800   $  38,928
Ashland Inc.                                       99       3,842
Du Pont (E.I.) de Nemours                         880      38,447
Eastman Chemical Co.                              914      47,025
Engelhard Corp.                                   100       2,393
Georgia Gulf Corp.                              1,837      31,817
Grace (W.R.) & Company+                         2,142       4,327
Great Lakes Chemical Corp.                         67       2,218
Hercules Inc.*                                    282       3,971
Mississippi Chemical Corp.                      6,000      26,700
PolyOne Corp.                                   6,980      60,028
Schulman (A.) Inc.                              5,403      65,174
Sherwin-Williams Co.                              181       4,543
Sigma-Aldrich Corp.                               418      18,183
Wellman Inc.                                    3,663      64,322
-----------------------------------------------------------------
                                                          411,918
-----------------------------------------------------------------

COAL - 0.00%
-----------------------------------------------------------------
Massey Energy Co.                                 113       2,219
-----------------------------------------------------------------
                                                            2,219
-----------------------------------------------------------------

COMMERCIAL SERVICES - 0.25%
-----------------------------------------------------------------
Aurora Biosciences Corp.+                         200       3,650
Block (H & R) Inc.                                305      15,036
Cendant Corp.+                                  1,042      13,629
Deluxe Corp.                                       64       1,558
Donnelley (R.R.) & Sons Co.                       139       4,121
Dun & Bradstreet Corp.+                            37         929
Ecolab Inc.                                        84       3,524
Equifax Inc.                                      111       3,364
First Health Group Corp.+                         768      32,784
McKesson HBOC Inc.                                445      12,941
Moody's Corp.                                      75       2,022
Neff Corp.+                                       100         110
Ogden Corp.+                                    2,201      35,722
Paychex Inc.                                      552      22,045
Quintiles Transnational Corp.+                    790      14,220
Sodexho Marriott Services Inc.+                 1,944      56,765
Staff Leasing Inc.+                               100         325
Stewart Enterprises Inc. "A"                   11,400      38,119
-----------------------------------------------------------------
                                                          260,864
-----------------------------------------------------------------

COMPUTERS - 0.95%
-----------------------------------------------------------------
Apple Computer Inc.+                              650      11,862
Ceridian Corp.+                                   192       3,884
Cisco Systems Inc.+                             7,774     184,147
Cognizant Technology Solutions
   Corp.+                                         500      21,000
Compaq Computer Corp.                           2,547      51,449
Computer Sciences Corp.+                          132       7,882
Computer Task Group Inc.                          500       3,000
Dell Computer Corp.+                            3,072      67,200
Electronic Data Systems Corp.                     558      35,617
EMC Corp.+                                      2,634     104,728

Security                                       Shares       Value
-----------------------------------------------------------------

COMPUTERS (Continued)
-----------------------------------------------------------------
Entrada Networks Inc.+                             25   $      50
Extended Systems Inc.+                            300       4,500
Gateway Inc.+                                     510       8,772
Hewlett-Packard Co.                             2,728      78,703
International Business Machines
   Corp                                         1,880     187,812
Lexmark International Group Inc.
    "A"+                                          280      14,560
McDATA Corporation  "A"+                           67       1,198
NCR Corp.+                                        161       7,084
Netegrity Inc.+                                   300      13,312
Network Appliance Inc.+                           600      17,850
NYFIX Inc.+                                       700      17,325
Palm Inc.+                                      1,008      17,514
Sun Microsystems Inc.+                          3,756      74,650
Unisys Corp.+                                     540       8,845
Veritas Software Corp.+                           796      51,690
WebTrends Corp.+                                  400       6,050
-----------------------------------------------------------------
                                                        1,000,684
-----------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.10%
-----------------------------------------------------------------
Alamosa Holdings Inc.                           1,192      47,752
Avon Products Inc.                                350      14,861
Colgate-Palmolive Co.                             588      34,721
International Flavors & Fragrances
   Inc                                            156       3,153
-----------------------------------------------------------------
                                                          100,487
-----------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.03%
-----------------------------------------------------------------
Costco Wholesale Corp.+                           650      27,137
Grainger (W.W.) Inc.                               72       2,521
-----------------------------------------------------------------
                                                           29,658
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 0.92%
-----------------------------------------------------------------
American Express Co.                            1,493      65,513
Bear Stearns Companies Inc.                         1          51
Capital One Financial Corp.                       400      22,100
Citigroup Inc.                                  7,974     392,161
Countrywide Credit Industries Inc.                194       8,581
DVI Inc.+                                         500       8,300
Franklin Resources Inc.                           418      17,447
Household International Inc.                      739      42,803
Lehman Brothers Holdings Inc.                     460      31,579
MBNA Corp.                                      1,416      46,558
Merrill Lynch & Co. Inc.                        1,360      81,464
Morgan Stanley Dean Witter & Co.                1,688     109,939
Providian Financial Corp.                         394      19,704
Schwab (Charles) Corp.                          1,901      39,731
Stifel Financial Corp.                          1,700      22,355
Stilwell Financial Inc.                           466      14,865
T Rowe Price Group Inc.                           290      10,349
USA Education Inc.                                235      17,045
WFS Financial Inc.+                               300       5,794
Wit Soundview Group Inc.+                       3,000       8,906

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                       Shares       Value
-----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
-----------------------------------------------------------------
World Acceptance Corp.+                         1,200   $   6,900
-----------------------------------------------------------------
                                                          972,145
-----------------------------------------------------------------

ELECTRIC - 0.42%
-----------------------------------------------------------------
AES Corp.+                                        700      37,779
Ameren Corp.                                      188       7,928
American Electric Power Inc.                       38       1,807
Cinergy Corp.                                     157       5,123
CMS Energy Corp.*                                 100       2,955
Consolidated Edison Inc.                          255       9,402
Constellation Energy Group Inc.                    67       2,861
Dominion Resources Inc.                         2,745     179,962
DTE Energy Co.*                                   208       7,552
Duke Energy Corp.                                 982      40,016
Edison International                              237       3,531
Entergy Corp.                                     250       9,707
Exelon Corp.                                      344      22,487
FirstEnergy Corp.                                 260       7,324
FPL Group Inc.                                    211      13,726
GPU Inc.                                          122       3,781
Niagara Mohawk Holdings Inc.+                   1,771      30,426
NiSource Inc.                                     167       4,781
PG&E Corp.                                        346       4,830
Progress Energy Inc.                              143       6,186
Public Service Enterprise Group Inc.              208       9,320
Reliant Energy Inc.                               234       9,830
Southern Co.                                      655      20,272
Xcel Energy Inc.                                  245       6,909
-----------------------------------------------------------------
                                                          448,495
-----------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.03%
-----------------------------------------------------------------
UCAR International Inc.+                        2,000      26,000
-----------------------------------------------------------------
                                                           26,000
-----------------------------------------------------------------

ELECTRONICS - 0.10%
-----------------------------------------------------------------
Agilent Technologies Inc.+                        686      24,696
Applera Corp. - Applied Biosystems Group          336      23,218
BOLDER Technologies Corp.+                        200          44
Johnson Controls Inc.*                             86       5,717
Millipore Corp.                                   242      12,705
Solectron Corp.+                                1,090      29,702
Thermo Electron Corp.+                            311       8,677
Thomas & Betts Corp.                              158       3,015
-----------------------------------------------------------------
                                                          107,774
-----------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.00%
-----------------------------------------------------------------
Fluor Corp.+                                      113       4,308
Washington Group Warrants
(Expires 03/11/03)+                                 4          10
-----------------------------------------------------------------
                                                            4,318
-----------------------------------------------------------------

ENTERTAINMENT - 0.00%
-----------------------------------------------------------------
barnesandnoble.com Inc.+                          100         137
Global Sports Inc.+*                              800       4,500
Golden Books Family Entertainment Inc.+             1           1
-----------------------------------------------------------------
                                                            4,638
-----------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.03%
-----------------------------------------------------------------
Allied Waste Industries Inc.+                   1,700      27,455
-----------------------------------------------------------------
                                                           27,455
-----------------------------------------------------------------

FOOD - 0.24%
-----------------------------------------------------------------
Albertson's Inc.                                  285       8,279
Archer-Daniels-Midland Co.                        661       9,948
Campbell Soup Co.                                 280       8,380
ConAgra Foods Inc.                                548      10,785
Dreyer's Grand Ice Cream Inc.                     300       9,019
General Mills Inc.                                200       8,970
Great Atlantic & Pacific Tea Co.                3,259      31,123
Heinz (H.J.) Co.                                  625      26,612
Hershey Foods Corp.                               359      23,008
Kellogg Co.                                       256       6,807
Kroger Co.+                                       732      17,744
Quaker Oats Co.                                   102       9,947
Ralston Purina Group                              295       9,198
Safeway Inc.+                                     568      30,848
SUPERVALU Inc.                                     86       1,207
Sysco Corp.                                       620      16,901
Winn-Dixie Stores Inc.                            746      19,053
Wrigley (William Jr.) Co.                          74       6,891
-----------------------------------------------------------------
                                                          254,720
-----------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.13%
-----------------------------------------------------------------
Boise Cascade Corp.                                59       1,893
Chesapeake Corp.                                1,456      37,565
Glatfelter (P.H.) Co.                           7,686      92,155
Mead Corp.                                        102       2,794
Temple-Inland Inc.                                 49       2,332
Westvaco Corp.                                     56       1,468
-----------------------------------------------------------------
                                                          138,207
-----------------------------------------------------------------

GAS - 0.19%
-----------------------------------------------------------------
NICOR Inc.                                      1,644      60,828
Peoples Energy Corp.                            3,453     135,185
Sempra Energy                                     148       3,308
Southwestern Energy Company                       400       4,160
-----------------------------------------------------------------
                                                          203,481
-----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.01%
-----------------------------------------------------------------
Black & Decker Corp.                              116       4,815
Snap-On Inc.                                      238       6,735
Stanley Works (The)                                92       3,202
-----------------------------------------------------------------
                                                           14,752
-----------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares      Value
---------------------------------------------------------------

HEALTH CARE - 0.60%
---------------------------------------------------------------
Advanced Tissue Sciences Inc.+                 1,100  $   4,400
Aksys Ltd.+                                      500      4,000
American Retirement Corp.+                       700      2,975
Apria Healthcare Group Inc.+                   2,000     49,220
Bard (C.R.) Inc.                                 143      6,345
Bausch & Lomb Inc.*                              146      7,843
Baxter International Inc.                        205     18,878
Biomet Inc.                                      268     10,402
Boston Scientific Corp.+                         612     10,092
Cyberonics Inc.+                                 600     13,725
Cygnus Inc.+                                   2,600     13,569
Endocardial Solutions Inc.+                      200        975
Guidant Corp.+                                   297     15,138
Healthsouth Corp.+                               490      7,801
Humana Inc.+                                   3,367     45,454
Johnson & Johnson                              1,310    127,502
Laser Vision Centers Inc.+                     1,100      5,225
Manor Care Inc.+                                 701     17,097
Matria Healthcare Inc.+                           50        712
Medtronic Inc.                                 1,182     60,495
Oakley Inc.+                                   1,800     30,240
RITA Medical Systems Inc.+                     1,200      4,575
Sierra Health Services Inc.+                     800      4,200
Spacelabs Medical Inc.+                          800      9,800
St. Jude Medical Inc.+                           332     18,632
United Wisconsin Services                      1,700     10,710
UnitedHealth Group Inc.                          514     30,444
Varian Medical Systems Inc.+                   1,377     91,433
West Pharmaceutical Services Inc.                400     10,040
---------------------------------------------------------------
                                                        631,922
---------------------------------------------------------------

HOME BUILDERS - 0.08%
---------------------------------------------------------------
Centex Corp.                                     104      4,281
KB Home                                          949     26,476
Pulte Corp.                                    1,490     51,181
---------------------------------------------------------------
                                                         81,938
---------------------------------------------------------------

HOME FURNISHINGS - 0.03%
---------------------------------------------------------------
Leggett & Platt Inc.                           1,196     23,131
Maytag Corp.                                      66      2,211
Whirlpool Corp.                                   73      3,860
---------------------------------------------------------------
                                                         29,202
---------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.08%
---------------------------------------------------------------
American Greetings Corp. "A"                   1,023     13,360
Avery Dennison Corp.                              70      3,710
Clorox Co.                                       556     19,994
Fortune Brands Inc.                              180      6,080
Newell Rubbermaid Inc.                           405     10,656
Tupperware Corp.                               1,163     27,447
---------------------------------------------------------------
                                                         81,247
---------------------------------------------------------------

INSURANCE - 0.52%
---------------------------------------------------------------
American International Group Inc.              3,892    318,366
AON Corp.                                        345     11,823
Chubb Corp.                                      195     13,991
CIGNA Corp.                                      217     23,798
Cincinnati Financial Corp.                       120      4,417
Hartford Financial Services Group Inc.           292     18,644
Horace Mann Educators Corp.                    3,100     51,522
Lincoln National Corp.                           238     10,441
Marsh & McLennan Companies Inc.                  320     34,240
MBIA Inc.                                         94      7,142
MGIC Investment Corp.                             95      5,505
Professionals Group Inc.+                        200      4,812
Progressive Corporation                           75      7,425
SAFECO Corp.*                                    156      3,393
St. Paul Companies Inc.                          264     12,221
Torchmark Corp.                                  142      4,939
Vesta Insurance Group                          2,900     19,865
---------------------------------------------------------------
                                                        552,544
---------------------------------------------------------------

IRON / STEEL - 0.00%
---------------------------------------------------------------
USX-U.S. Steel Group Inc.                        126      1,920
---------------------------------------------------------------
                                                          1,920
---------------------------------------------------------------

LEISURE TIME - 0.06%
---------------------------------------------------------------
Brunswick Corp.                                  126      2,683
Carnival Corp. "A"                               670     22,338
Harley-Davidson Inc.                             392     16,993
Sabre Holdings Corp.+                            396     17,076
---------------------------------------------------------------
                                                         59,090
---------------------------------------------------------------

LODGING - 0.10%
---------------------------------------------------------------
Choice Hotels International Inc.+              3,559     48,046
Extended Stay America Inc.+                    3,400     50,320
Harrah's Entertainment Inc.+                     148      4,591
Hilton Hotels Corp.                              300      3,213
---------------------------------------------------------------
                                                        106,170
---------------------------------------------------------------

MACHINERY - 0.16%
---------------------------------------------------------------
Briggs & Stratton Corp.                          442     17,486
Dover Corp.                                      185      7,097
Flowserve Corp.+                               3,000     63,000
Nordson Corp.                                  2,028     56,657
Tecumseh Products Co. "A"                        541     27,253
---------------------------------------------------------------
                                                        171,493
---------------------------------------------------------------

MANUFACTURERS - 0.71%
---------------------------------------------------------------
Crane Co.                                        120      3,198
Eaton Corp.*                                      76      5,407
General Electric Co.                          10,429    484,948
Honeywell International Inc.                   1,079     50,400
ITT Industries Inc.                              126      5,109
National Service Industries Inc.               2,639     63,785
Pall Corp.                                       113      2,584

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                                  Shares          Value
-------------------------------------------------------------------------------

MANUFACTURERS (Continued)
-------------------------------------------------------------------------------
Tyco International Ltd.                                    2,386    $   130,395
-------------------------------------------------------------------------------
                                                                        745,826
-------------------------------------------------------------------------------

MEDIA - 0.65%
-------------------------------------------------------------------------------
AOL Time Warner Inc.+                                      4,806        211,608
Beasley Broadcast G Inc. "A "+                               700         10,194
Clear Channel Communications Inc.+                           833         47,606
Comcast Corp. "A"+                                         1,300         56,306
CTN Media Group Inc.+                                      1,600          3,800
Dow Jones & Co. Inc.                                          64          3,942
Gannett Co. Inc.                                             298         19,710
Gray Communications Systems Inc.                             500          9,025
Harcourt General Inc.                                         79          4,427
Hollywood Media Corp.+                                       700          2,756
Knight Ridder Inc.*                                          124          7,409
Lynch Interactive Corp.+                                     200          9,350
McGraw-Hill Companies Inc                                    202         11,910
Meredith Corp.                                             1,882         67,639
New York Times Co. "A"                                       262         11,580
Tribune Co.                                                  396         16,078
Viacom Inc. "B"+                                           2,251        111,875
Walt Disney Co. (The)                                      2,549         78,892
Youthstream Media Networks Inc.+                             600            844
-------------------------------------------------------------------------------
                                                                        684,951
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.05%
-------------------------------------------------------------------------------
Timken Co.                                                 1,342         21,472
Worthington Industries Inc.                                3,277         32,278
-------------------------------------------------------------------------------
                                                                         53,750
-------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.01%
-------------------------------------------------------------------------------
Gulf Island Fabrication Inc.+                                600         10,650
-------------------------------------------------------------------------------
                                                                         10,650
-------------------------------------------------------------------------------

MINING - 0.09%
-------------------------------------------------------------------------------
Alcoa Inc.                                                 1,058         37,834
Homestake Mining Company                                   6,842         38,452
Newmont Mining Corp.                                         487          8,198
Phelps Dodge Corp.                                           125          5,750
-------------------------------------------------------------------------------
                                                                         90,234
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.01%
-------------------------------------------------------------------------------
Pitney Bowes Inc.                                            266          9,057
Xerox Corp.                                                  920          5,557
-------------------------------------------------------------------------------
                                                                         14,614
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 0.67%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                            22          1,584
Anadarko Petroleum Corp.                                     272         17,000
Burlington Resources Inc.                                    194          8,718
Chevron Corp.                                                660         56,536
Conoco Inc.                                                  600         17,280
Exxon Mobil Corp.                                          5,148        417,245
Kerr-McGee Corp.*                                             97          6,270
MarkWest Hydrocarbon Inc.+                                   500          4,000
Prize Energy Corp.+                                        1,500         30,675
Rowan Companies Inc.+*                                     1,466         41,854
South Jersey Industries                                      200          6,400
Sunoco Inc.                                                  205          6,814
Texaco Inc.                                                  602         38,588
Tosco Corp.                                                  261         10,453
Transocean Sedco Forex Inc.                                  641         30,851
Unocal Corp.                                                 204          7,193
USX-Marathon Group Inc.                                      255          7,043
-------------------------------------------------------------------------------
                                                                        708,504
-------------------------------------------------------------------------------

OIL &  GAS SERVICES - 0.10%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                            699         27,401
Halliburton Co.*                                             665         26,480
Schlumberger Ltd.                                            861         54,889
-------------------------------------------------------------------------------
                                                                        108,770
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.08%
-------------------------------------------------------------------------------
Ball Corp.                                                   744         30,802
Bemis Co.                                                     42          1,429
Owens-Illinois Inc.+                                         436          3,423
Pactiv Corp.+                                              3,208         43,148
Sealed Air Corp.+*                                            57          2,232
-------------------------------------------------------------------------------
                                                                         81,034
-------------------------------------------------------------------------------

PHARMACEUTICALS - 1.12%
-------------------------------------------------------------------------------
Abbott Laboratories                                        1,503         73,632
ALZA Corp.+                                                  374         14,792
American Home Products Corp.                               1,395         86,169
Bergen Brunswig Corp. "A"                                  3,559         64,026
Bristol-Myers Squibb Co.                                   1,998        126,693
Cardinal Health Inc.                                         311         31,566
Hyseq Inc.+                                                  400          4,850
Kos Pharmaceuticals Inc.+                                    500          8,750
Lilly (Eli) and Company                                    1,214         96,464
Merck & Co. Inc.                                           2,426        194,565
Orphan Medical Inc.+                                         600          8,325
Pfizer Inc.                                                6,706        301,770
Pharmaceutical Resources Inc.+                               800          8,608
Pharmacia Corporation                                      1,394         72,070
Schering-Plough Corp.                                      1,561         62,830
Twinlab Corp.+                                             1,000          2,250
Watson Pharmaceuticals Inc.+                                 490         27,195
-------------------------------------------------------------------------------
                                                                      1,184,555
-------------------------------------------------------------------------------

PIPELINES - 0.14%
-------------------------------------------------------------------------------
El Paso Corp.*                                               922         64,817
Enron Corp.                                                  876         60,006
Williams Companies Inc.                                      450         18,765
-------------------------------------------------------------------------------
                                                                        143,588
-------------------------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                                  Shares          Value
-------------------------------------------------------------------------------
REAL ESTATE - 0.15%
-------------------------------------------------------------------------------
Aegis Realty Inc.                                          3,400       $ 35,870
Annaly Mortgage Management Inc.                            1,400         16,100
Boykin Lodging Co.                                         2,000         22,200
Entertainment Properties Trust*                            1,900         26,315
LTC Properties Inc.                                          200            804
Mid Atlantic Realty Trust                                  2,000         25,700
National Golf Properties Inc.                              1,000         22,180
Philips International Realty Corp.                         1,200          5,160
-------------------------------------------------------------------------------
                                                                        154,329
-------------------------------------------------------------------------------

RETAIL - 0.94%
-------------------------------------------------------------------------------
AnnTaylor Stores Corp.+                                      747         19,295
AutoZone Inc.+                                               126          3,183
Bed Bath & Beyond Inc.+                                      400          9,850
Best Buy Co. Inc.+                                           330         13,517
Bob Evans Farms Inc.                                       4,968         99,360
CBRL Group Inc.                                            2,949         55,847
Circuit City Stores Inc.                                     344          5,218
Consolidated Stores Corp.+                                   458          7,104
CVS Corp.                                                    504         30,744
Darden Restaurants Inc.                                       90          1,956
Dillards Inc.  "A"                                           318          5,978
Dollar General Corp.                                         463          8,612
Drugstore.com Inc.+                                          100            131
Gap Inc.                                                     858         23,372
Golden State Bancorp Inc.+                                   200            262
Home Depot Inc.                                            2,399        101,957
Kohls Corp.+                                                 514         33,878
Limited Inc.                                                 397          7,007
Longs Drug Stores Corp.                                    1,466         40,901
Lowe's Companies Inc.                                        404         22,576
McDonald's Corp.                                             538         15,817
Neiman-Marcus Group Inc.  "A "+                              600         21,840
Nordstrom Inc.                                               214          3,948
Office Depot Inc.+                                           477          4,388
1-800-FLOWERS.com Inc.+                                      900          5,344
PC Connection Inc.+                                          300          3,694
RadioShack Corp.                                             132          5,650
Rite Aid Corp.+                                              838          4,374
Ruby Tuesday Inc.                                          4,668         79,356
7-Eleven Inc.+                                               560          5,774
Staples Inc.+                                                511          7,601
Target Corp.                                               1,226         47,814
TJX Companies Inc.                                           276          8,440
Walgreen Co.                                               1,050         46,536
Wal-Mart Stores Inc.                                       4,706        235,724
Wendy's International Inc.                                   131          3,242
-------------------------------------------------------------------------------
                                                                        990,290
-------------------------------------------------------------------------------

SEMICONDUCTORS - 0.52%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc.+                                 660         14,190
Altera Corp.+                                                680         15,725
Analog Devices Inc.+                                         582         21,709
Applied Materials Inc.+                                    1,200         50,700
Applied Micro Circuits Corp.+                                600         16,050
Axcelis Technologies Inc.+                                    89            820
Broadcom Corp. "A"+                                          400         19,700
Emcore Corp.+                                                200          5,187
Intel Corp.                                                7,364        210,334
Linear Technology Corp.                                      504         19,971
LSI Logic Corp.+                                             536          8,635
Maxim Integrated Products Inc.+*                             700         32,288
Micron Technology Inc.+                                      890         30,456
Teradyne Inc.+                                               342         10,681
Texas Instruments Inc.                                     2,460         72,693
Xilinx Inc.+                                                 508         19,749
-------------------------------------------------------------------------------
                                                                        548,888
-------------------------------------------------------------------------------

SOFTWARE - 0.65%
-------------------------------------------------------------------------------
Actuate Corp.+                                               600          7,275
Adobe Systems Inc.                                           748         21,739
Automatic Data Processing Inc.                               608         35,872
BMC Software Inc.+                                           469         14,129
Computer Associates International Inc                        766         23,892
Compuware Corp.+                                             750          7,734
Documentum Inc.+                                             600         12,825
eFunds Corp.+                                                435          6,634
First Data Corp.                                             543         33,536
Globix Corp.+                                                600          2,325
IMS Health Inc.                                              290          7,801
Microsoft Corp.+                                           5,606        330,754
NetIQ Corp.+                                                 300          9,450
NetSol International Inc.+*                                  400          1,600
Novell Inc.+                                               1,025          6,086
Oracle Corp.+                                              6,184        117,496
Siebel Systems Inc.+                                         800         30,600
Yahoo! Inc.+                                                 840         20,003
-------------------------------------------------------------------------------
                                                                        689,751
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.27%
-------------------------------------------------------------------------------
ADC Telecommunications Inc.+                               1,308         14,552
Andrew Corp.+                                                690         10,350
Avaya Inc.+                                                  673          9,422
Comverse Technology Inc.+                                    300         22,481
JDS Uniphase Corp.+                                        1,900         50,825
Lucent Technologies Inc.                                   4,583         53,117
Motorola Inc.                                              3,028         45,935
QUALCOMM Inc.+                                               880         48,235
Sorrento Networks Corp.+                                     200          2,600
Tellabs Inc.+                                                564         24,569
-------------------------------------------------------------------------------
                                                                        282,086
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.39%
-------------------------------------------------------------------------------
Cabletron Systems Inc.+                                      777         10,451
Convergent Communications  Inc.+                             900            309
Corning Inc.                                               1,325         35,908
Global Crossing Ltd.+                                      1,402         22,754
Global Telesystems Inc.+                                   1,900          2,318
InterDigital Communications Corp.+                           600          5,063

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                                   Shares         Value
--------------------------------------------------------------------------------

TELECOMMUNICATIONS (Continued)
--------------------------------------------------------------------------------
Nextel Communications Inc. "A"+                             1,076   $    25,891
Pentastar Communications Inc.+                                400        10,750
Qwest Communications International
  Inc.+                                                     2,368        87,545
Sprint Corp. (PCS Group)+                                   1,464        36,864
Tollgrade Communications Inc.+                                200         3,913
Verizon Communications Inc.                                 3,365       166,568
--------------------------------------------------------------------------------
                                                                        408,334
--------------------------------------------------------------------------------

TELEPHONE - 0.57%
--------------------------------------------------------------------------------
Alltel Corp.                                                  349        18,741
AT&T Corp.                                                  4,629       106,467
BellSouth Corp.                                             2,160        90,634
CenturyTel Inc.                                               200         5,764
SBC Communications Inc.                                     6,229       297,123
Sprint Corp. (FON Group)                                      860        19,230
WorldCom Inc.+                                              3,771        62,693
--------------------------------------------------------------------------------
                                                                        600,652
--------------------------------------------------------------------------------

TEXTILES - 0.01%
--------------------------------------------------------------------------------
Westpoint Stevens Inc.                                      1,500        12,630
--------------------------------------------------------------------------------
                                                                         12,630
--------------------------------------------------------------------------------

TOBACCO - 0.14%
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                2,800       134,904
UST Inc.                                                      572        16,496
--------------------------------------------------------------------------------
                                                                        151,400
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.01%
--------------------------------------------------------------------------------
Hasbro Inc.                                                   467         5,735
Mattel Inc.                                                   503         8,531
--------------------------------------------------------------------------------
                                                                         14,266
--------------------------------------------------------------------------------

TRANSPORTATION - 0.04%
--------------------------------------------------------------------------------
Wisconsin Central Transportation
  Corp.+                                                    2,800        44,450
--------------------------------------------------------------------------------
                                                                         44,450
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.12%
--------------------------------------------------------------------------------
Ryder System Inc.                                           1,529        31,360
Xtra Corp.+                                                 1,900        90,649
--------------------------------------------------------------------------------
                                                                        122,009
--------------------------------------------------------------------------------

WATER - 0.01%
--------------------------------------------------------------------------------
American States Water Co.                                     400        12,240
--------------------------------------------------------------------------------
                                                                         12,240
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $14,920,373)                                                  15,461,039
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 4.29%

AUSTRALIA - 0.17%
--------------------------------------------------------------------------------
Coles Myer Ltd. ADR                                           674   $    17,996
National Australia Bank*                                      753        59,148
News Corporation Ltd.                                         574        20,980
Rio Tinto PLC ADR                                             630        46,752
Westpac Banking Corp. ADR                                   1,066        39,176
--------------------------------------------------------------------------------
                                                                        184,052
--------------------------------------------------------------------------------

CANADA - 0.10%
--------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                            1            18
Barrick Gold Corp.                                            323         5,233
Inco Ltd.+                                                    266         4,759
Nortel Networks Corp.                                       4,492        83,057
Placer Dome Inc.*                                           1,021         9,567
--------------------------------------------------------------------------------
                                                                        102,634
--------------------------------------------------------------------------------

DENMARK - 0.19%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR*                                       1,732       172,334
Tele Denmark A/S ADR*                                       2,178        35,284
--------------------------------------------------------------------------------
                                                                        207,618
--------------------------------------------------------------------------------

FINLAND - 0.06%
--------------------------------------------------------------------------------
Nokia OYJ*                                                  2,948        64,856
--------------------------------------------------------------------------------
                                                                         64,856
--------------------------------------------------------------------------------

FRANCE - 0.61%
--------------------------------------------------------------------------------
Alcatel SA ADR*                                             2,639       102,182
Aventis SA                                                  1,574       127,116
AXA-UAP ADR                                                 1,475        91,893
France Telecom SA ADR                                         420        25,410
LVMH Moet-Hennessy Louis Vuitton
  ADR                                                       3,335        41,271
Total Fina SA*                                              3,265       230,215
Vivendi Universal SA ADR*                                     355        22,436
--------------------------------------------------------------------------------
                                                                        640,523
--------------------------------------------------------------------------------

GERMANY - 0.21%
--------------------------------------------------------------------------------
DaimlerChrysler AG*                                         2,649       129,853
Deutsche Telekom AG ADR*                                    2,486        61,081
SAP AG ADR*                                                   760        29,404
--------------------------------------------------------------------------------
                                                                        220,338
--------------------------------------------------------------------------------

IRELAND - 0.07%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                  3,538        77,518
--------------------------------------------------------------------------------
                                                                         77,518
--------------------------------------------------------------------------------

ITALY - 0.15%
--------------------------------------------------------------------------------
Benetton Group SpA ADR*                                     1,319        47,550
--------------------------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                                   Shares         Value
--------------------------------------------------------------------------------

ITALY (Continued)
--------------------------------------------------------------------------------
ENI-Ente Nazionale Idrocarburi SpA
  ADR*                                                        480   $    31,560
Fiat SpA ADR                                                1,389        34,975
San Paolo-IMI SpA ADR*                                      1,870        58,026
--------------------------------------------------------------------------------
                                                                        172,111
--------------------------------------------------------------------------------

JAPAN - 0.96%
--------------------------------------------------------------------------------
Canon Inc. ADR                                              1,040        34,081
Fuji Photo Film Co. Ltd. ADR                                  785        28,064
Hitachi Ltd. ADR                                              472        41,418
Honda Motor Company Ltd. ADR*                                 533        42,107
Ito-Yokado Co. Ltd. ADR                                       960        48,060
Japan Air Lines ADR+                                        6,068        52,337
Kirin Brewery Co. Ltd. ADR                                    767        73,440
Kubota Corp. ADR                                              884        49,504
Kyocera Corp. ADR                                             330        29,849
Makita Corp. ADR                                              970         6,184
Matsushita Electric Industrial Co.
  ADR                                                       2,370        44,248
Mitsubishi Corp. ADR                                        2,774        37,796
Mitsui & Co. ADR                                              380        44,080
NEC Corp. ADR                                                 713        57,753
Nippon Telegraph & Telephone Corp.
  ADR                                                       1,914        62,971
Nissan Motor Co. Ltd. ADR+                                  3,305        42,139
Pioneer Corp. ADR*                                          1,342        34,691
Ricoh Corp. Ltd. ADR                                          407        35,409
Sony Corp. ADR                                                636        45,480
Tokio Marine and Fire Insurance Co.
  Ltd. ADR                                                  2,108       110,143
Toyota Motor Corp. ADR                                      1,378        95,909
--------------------------------------------------------------------------------
                                                                      1,015,663
--------------------------------------------------------------------------------

NETHERLANDS - 0.49%
--------------------------------------------------------------------------------
Abn Amro Holding NV                                         2,827        62,194
Aegon NV ADR                                                1,392        48,623
Akzo Nobel NV ADR                                             820        39,565
Elsevier NV ADR                                             2,567        71,876
ING Groep NV ADR                                              562        39,003
Koninklijke (Royal) Philips Electonics
  NV                                                        1,476        48,177
Koninklijke Ahold NV ADR*                                   1,912        62,350
Royal Dutch Petroleum Co. - NY
  Shares                                                    2,376       138,592
--------------------------------------------------------------------------------
                                                                        510,380
--------------------------------------------------------------------------------

NEW ZEALAND - 0.01%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                             689        12,161
--------------------------------------------------------------------------------
                                                                         12,161
--------------------------------------------------------------------------------

PORTUGAL - 0.02%
--------------------------------------------------------------------------------
Banco Comercial Portugues ADR                                  690  $    18,147
--------------------------------------------------------------------------------
                                                                         18,147
--------------------------------------------------------------------------------

SINGAPORE - 0.01%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd. ADR+*                                    340        9,945
--------------------------------------------------------------------------------
                                                                          9,945
--------------------------------------------------------------------------------

SPAIN - 0.20%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA
   ADR*                                                      2,710       40,054
Banco Santander Central Hispano SA
  ADR*                                                       7,844       81,342
Repsol SA                                                    1,641       27,913
Telefonica SA ADR+                                           1,157       58,718
--------------------------------------------------------------------------------
                                                                        208,027
--------------------------------------------------------------------------------

SWEDEN - 0.06%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                              7,208       59,691
--------------------------------------------------------------------------------
                                                                         59,691
--------------------------------------------------------------------------------

SWITZERLAND - 0.05%
--------------------------------------------------------------------------------
Adecco SA ADR                                                  380       29,621
Sulzer Medica ADR*                                             990       22,077
--------------------------------------------------------------------------------
                                                                         51,698
--------------------------------------------------------------------------------

UNITED KINGDOM - 0.93%
--------------------------------------------------------------------------------
AstraZeneca PLC ADR*                                         1,643       75,989
Barclays PLC ADR*                                              560       68,992
BP Amoco PLC ADR                                             1,508       74,797
British Sky Broadcasting PLC ADR+                              377       31,668
British Telecom PLC ADR*                                       944       80,004
Cadbury Schweppes PLC ADR                                    1,894       50,665
Diageo PLC ADR                                               2,647      107,151
GlaxoSmithKline PLC ADR+                                     4,225      233,685
Hanson PLC ADR*                                              1,619       52,618
Hong Kong & Shanghai Banking
  ADR*                                                         490       32,585
Reuters  Group PLC ADR                                         464       42,804
Vodafone Group PLC ADR*                                      4,640      126,718
--------------------------------------------------------------------------------
                                                                        977,676
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON
STOCKS
(Cost: $4,349,569)                                                    4,533,038
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $19,269,942)                                                  19,994,077
--------------------------------------------------------------------------------

LIFEPATH INCOME MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                            Face Amount           Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 53.77%

U.S. GOVERNMENT SECURITIES - 53.77%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   6.25%,      08/15/23                             $   200,000    $    218,396
   7.50%,      11/15/24                                 150,000         188,902
   8.00%,      11/15/21                                 100,000         130,492
   9.38%,      02/15/06                                 310,000         372,339
   10.75%,     05/15/03                               2,350,000       2,653,296
   10.75%,     08/15/05                               1,000,000       1,236,250
   11.13%,     08/15/03                               1,650,000       1,898,660
   11.25%,     02/15/15                                 200,000         315,625
   11.63%,     11/15/04                               1,170,000       1,440,745
   12.00%,     05/15/05                                 200,000         254,625
   13.75%,     08/15/04                                 500,000         642,734
U.S. Treasury Notes
   4.25%,      11/15/03                               1,400,000       1,387,942
   4.75%,      02/15/04                               1,000,000       1,003,887
   4.75%,      11/15/08                               4,210,000       4,154,580
   5.25%,      05/15/04                                 600,000         611,014
   5.38%,      06/30/03                                  80,000          81,528
   5.50%,      02/28/03                                 600,000         611,387
   5.50%,      03/31/03                               1,000,000       1,019,835
   5.50%,      05/31/03                                 500,000         510,424
   5.50%,      02/15/08                               2,545,000       2,633,202
   5.50%,      05/15/09                               1,000,000       1,034,186
   5.63%,      02/15/06                                 900,000         934,924
   5.63%,      05/15/08                               3,000,000       3,124,542
   5.75%,      10/31/02                               3,250,000       3,313,001
   5.75%,      08/15/03                                 800,000         822,697
   5.75%,      11/15/05                                 460,000         480,790
   5.88%,      09/30/02                                 500,000         510,103
   5.88%,      11/15/04                                 800,000         832,091
   5.88%,      11/15/05*                                920,000         964,781
   6.00%,      08/15/04                               1,000,000       1,042,302
   6.00%,      08/15/09                                 300,000         320,405
   6.13%,      08/15/07                                 400,000         427,406
   6.25%,      06/30/02                                 900,000         919,404
   6.25%,      08/31/02                               1,540,000       1,577,775
   6.25%,      02/15/03                               1,550,000       1,599,989
   6.25%,      02/15/07                                 750,000         804,707
   6.38%,      06/30/02                               1,000,000       1,023,516
   6.38%,      08/15/02                               2,300,000       2,359,954
   6.50%,      05/15/05                                 800,000         854,170
   6.50%,      08/15/05                               1,350,000       1,445,826
   6.50%,      10/15/06*                              1,200,000       1,298,626
   6.63%,      05/15/07                               1,000,000       1,093,637
   6.75%,      05/15/05                               1,000,000       1,076,538
   6.88%,      05/15/06                               1,100,000       1,205,509
   7.00%,      07/15/06                               1,480,000       1,632,532
   7.25%,      08/15/04                               1,250,000       1,352,666
   7.50%,      05/15/02                               1,100,000       1,137,645
   7.50%,      02/15/05                               1,000,000       1,100,590


U.S. GOVERNMENT SECURITIES (Continued)
--------------------------------------------------------------------------------
   7.88%, 11/15/04                                  $  1,000,00    $  1,107,188
--------------------------------------------------------------------------------
                                                                     56,763,363
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS
(Cost: $54,905,079)                                                  56,763,363
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.63%
--------------------------------------------------------------------------------
Dreyfus Money Market Fund++                           1,135,037       1,135,037
Federal National Mortgage
   Association Discount Note
   5.39%, 03/20/01++                                    231,061         231,061
Goldman Sachs Financial Square
   Prime Obligation Fund++                              565,169         565,169
Providian Temp Cash Money Market
   Fund++                                             1,135,037       1,135,037
U.S. Treasury Bill
   5.11%,** 04/12/01                                  7,195,000       7,101,699
--------------------------------------------------------------------------------

TOTAL SHORT TERM
INSTRUMENTS
(Cost: $10,168,003)                                                  10,168,003
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 19.91%
--------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party
   Repurchase Agreement, dated
   02/28/01, due 03/01/01, with a
   maturity value of $21,018,862 and
   an effective yield of 5.10%.                      21,015,884      21,015,884
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $21,015,884)                                                  21,015,884
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
102.25%
(Cost $105,358,908)                                                 107,941,327
--------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.25%)                             (2,370,685)
--------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $105,570,642
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
+  Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*  Denotes all or part of security on loan. See Note 4.
** Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments
February 28, 2001

Security                                      Shares                Value
-------------------------------------------------------------------------
COMMON STOCKS - 38.70%

U.S. COMMON STOCKS - 30.89%

ADVERTISING - 0.09%
-------------------------------------------------------------------------
Interpublic Group of Companies Inc.            2,798          $   105,205
Omnicom Group Inc.                             1,585              143,744
-------------------------------------------------------------------------
                                                                  248,949
-------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.33%
-------------------------------------------------------------------------
Boeing Co.                                     7,200              447,840
Goodrich (B.F.) Co.                            1,675               67,737
Northrop Grumman Corp.                         1,129              106,070
United Technologies Corp.                      3,800              296,058
-------------------------------------------------------------------------
                                                                  917,705
-------------------------------------------------------------------------

AGRICULTURE - 0.02%
-------------------------------------------------------------------------
Maui Land & Pineapple Co.+                     2,200               50,380
-------------------------------------------------------------------------
                                                                   50,380
-------------------------------------------------------------------------

AIRLINES - 0.09%
-------------------------------------------------------------------------
AMR Corp.+                                     2,287               76,043
Northwest Airlines Corp. "A"+                  3,516               77,352
US Airways Group Inc.+                         2,118               87,473
-------------------------------------------------------------------------
                                                                  240,868
-------------------------------------------------------------------------

APPAREL - 0.10%
-------------------------------------------------------------------------
Garan Inc.                                     1,900               48,431
Haggar Corp.                                   2,800               35,000
Liz Claiborne Inc.*                            2,865              139,525
VF Corp.                                       1,856               66,983
-------------------------------------------------------------------------
                                                                  289,939
-------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.26%
-------------------------------------------------------------------------
Ford Motor Company+                           13,700              380,997
General Motors Corp.  "A"                      3,900              207,948
Navistar International Corp.+                  2,486               62,200
PACCAR Inc.                                    1,272               58,989
-------------------------------------------------------------------------
                                                                  710,134
-------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.07%
-------------------------------------------------------------------------
Dana Corp.                                     1,991               33,708
Goodyear Tire & Rubber Co.                     1,625               41,437
TRW Inc.                                       1,915               74,762
Visteon Corp.                                  2,251               32,414
-------------------------------------------------------------------------
                                                                  182,321
-------------------------------------------------------------------------

BANKS - 2.20%
-------------------------------------------------------------------------
AmSouth Bancorp                                4,339               75,585
Area Bancshares Corp.                          2,750               44,000
Bancorp South Inc.                             2,962               40,431
Bank of America Corp.                         11,526              575,724
Bank of New York Co. Inc.                      5,739              297,165
Bank One Corp.                                 8,753              308,718
Bankunited Financial Corp. "A"+                4,400               43,450
Banner Corporation                             3,020               49,830
BB&T Corp.                                     4,406              159,189
Centennial Bancorp+                            4,510               31,711
CFS Bancorp Inc.                               4,400               48,400
Charter One Financial Inc.                     3,154               90,078
Cohoes Bancorp Inc.                            3,200               61,800
Comerica Inc.                                  1,972              125,518
Community Trust Bancorp Inc.                   2,800               44,800
Dime Community Bancshares                      2,100               55,650
F&M National Corp.                             1,280               49,514
Fifth Third Bancorp                            4,093              220,255
First Republic Bank+                           1,200               41,412
First Sentinel Bancorp Inc.                    4,500               49,500
FirstFed Financial Corp.+                      2,700               79,110
Flagstar Bancorp Inc.                          2,600               58,987
FleetBoston Financial Corp.                    7,188              296,505
Gold Bancorp Inc.*                             4,600               33,062
Golden West Financial Corp.                    1,870              102,569
Hamilton Bancorp Inc.+                         4,100               39,206
Huntington Bancshares Inc.                     2,810               41,974
JP Morgan Chase & Co.                         13,814              644,561
Mellon Financial Corp.                         4,306              199,411
NBT Bancorp Inc.                               2,800               46,550
Northern Trust Corp.                           2,120              150,785
Northwest Bancorp Inc.                         4,700               42,594
OceanFirst Financial Corp.                     2,600               55,737
Old Kent Financial Corp.                       1,970               78,288
Regions Financial Corp.                        3,237               97,110
Republic Bancorp Inc.                          4,320               53,460
Republic Bancorp Inc. "A"                      3,100               27,900
Republic Bancshares Inc.+                      3,000               40,500
Royal Bancshares of Pennsylvania "A"           3,990               55,860
SouthTrust Corp.                               2,412              102,058
State Street Corp.                             1,407              141,333
Sterling Financial Corp.(WA)                   2,200               38,775
Summit Bancorp                                 2,450              102,900
Synovus Financial Corp.                        4,050              112,671
U.S. Bancorp*                                  8,484              196,829
Union Planters Corp.                           2,142               81,525
United Community Financial Corp.               4,600               31,337
USB Holding Co. Inc.                           3,100               38,409
Wells Fargo & Company                         12,698              630,329
West Coast Bancorp                             3,670               37,617
-------------------------------------------------------------------------
                                                                6,070,682
-------------------------------------------------------------------------

BEVERAGES - 0.66%
-------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                  5,900              257,830
Brown-Forman Corp.  "B"                          918               58,293
Coca-Cola Co.                                 16,874              894,828
Coca-Cola Enterprises Inc.*                    4,245               96,361
National Beverage Corp.+                       4,900               43,855

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                        Shares            Value
-------------------------------------------------------
BEVERAGES (Continued)
-------------------------------------------------------
PepsiCo Inc.                       10,232   $   471,491
-------------------------------------------------------
                                              1,822,658
-------------------------------------------------------

BIOTECHNOLOGY - 0.31%
-------------------------------------------------------
Amgen Inc.+                         7,376       531,533
Applera Corp. - Celera Genomics
   Group+                             800        34,800
Biogen Inc.+                        1,444       103,336
Cryolife Inc.+                      2,100        57,750
Human Genome Sciences Inc.+           900        49,444
Immunex Corp.+                      1,968        64,083
Immunomedics Inc.+                  1,300        16,819
-------------------------------------------------------
                                                857,765
-------------------------------------------------------

BUILDING MATERIALS - 0.06%
-------------------------------------------------------
American Standard Companies Inc.+   1,816       102,840
Vulcan Materials Co.                1,506        63,749
-------------------------------------------------------
                                                166,589
-------------------------------------------------------

CHEMICALS - 0.47%
-------------------------------------------------------
Air Products & Chemicals Inc.       2,071        83,979
Dow Chemical Co.                    6,491       212,970
Du Pont (E.I.) de Nemours           6,938       303,121
Eastman Chemical Co.                  871        44,813
Engelhard Corp.                     7,156       171,243
Hercules Inc.*                      4,538        63,895
Praxair Inc.                        1,421        63,377
Rohm & Haas Co. "A"                 2,003        73,610
Sherwin-Williams Co.                2,604        65,360
Sigma-Aldrich Corp.                 4,758       206,973
-------------------------------------------------------
                                              1,289,341
-------------------------------------------------------

COAL - 0.06%
-------------------------------------------------------
Massey Energy Co.                   7,764       152,485
-------------------------------------------------------
                                                152,485
-------------------------------------------------------

COMMERCIAL SERVICES - 0.42%
-------------------------------------------------------
Block (H & R) Inc.                  1,388        68,428
CDI Corp.+                          2,200        31,944
Cendant Corp.+                      7,182        93,941
Convergys Corp.+                    2,200        93,192
CPI Corp.                           1,400        29,750
Donnelley (R.R.) & Sons Co.         7,655       226,971
Dun & Bradstreet Corp.+             2,050        51,455
Ecolab Inc.*                        1,476        61,918
Electro Rent Corp.+                 3,300        45,787
Equifax Inc.                        2,300        69,713
Insurance Auto Auctions Inc.+       2,100        28,087
McKesson HBOC Inc.                  3,192        92,823
Moody's Corp.                       2,900        78,184
NationsRent Inc.+                   6,400         9,152
Paychex Inc.                        3,633       145,093
Wackenhut Corrections Corp.+        4,000        37,440
-------------------------------------------------------
                                              1,163,878
-------------------------------------------------------

COMPUTERS - 2.15%
-------------------------------------------------------
Apple Computer Inc.+                 3,110      56,757
Ceridian Corp.+                      3,774      76,348
Cisco Systems Inc.+                 49,194   1,165,283
Compaq Computer Corp.               13,367     270,013
Computer Sciences Corp.+             1,537      91,774
Dell Computer Corp.+                18,444     403,462
Echelon Corp.+*                      1,000      16,562
Electronic Data Systems Corp.        3,775     240,958
EMC Corp.+                          15,504     616,439
Gateway Inc.+                        3,070      52,804
Hewlett-Packard Co.                 14,906     430,038
International Business Machines
Corp.                               12,054   1,204,195
Juniper Networks Inc.+*              1,300      83,931

Lexmark International Group Inc.
"A "+                                1,234      64,168
McDATA Corporation "A"+                474       8,473
NCR Corp.+                           2,588     113,872
Network Appliance Inc.+              2,816      83,776
NYFIX Inc.+                          1,900      47,025
Palm Inc.+                           4,796      83,331
Printronix Inc.+                     2,100      14,700
Procom Technology Inc.+*             1,300      17,387
Sonic Foundry Inc.+                  3,000       6,000
Sun Microsystems Inc.+              22,680     450,765
Timberline Software Corp.            4,800      15,600
Turnstone Systems Inc.+              1,000       6,437
Unisys Corp.+                        3,612      59,165
VeriSign Inc.+*                        900      43,172
Veritas Software Corp.+              3,128     203,125
-------------------------------------------------------
                                             5,925,560
-------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.55%
-------------------------------------------------------
Avon Products Inc.                   2,219      94,219
Colgate-Palmolive Co.                4,096     241,869
Gillette Co.                         7,332     238,363
International Flavors Fragrances     2,703      54,628
& Inc.
Kimberly-Clark Corp.                 3,800     271,700
Procter & Gamble Co.                 8,534     601,647
Tristar Corp.+                       5,000      23,750
-------------------------------------------------------
                                             1,526,176
-------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.10%
-------------------------------------------------------
Costco Wholesale Corp.+              3,922     163,743
Genuine Parts Co.                    2,069      55,780
Grainger (W.W.) Inc.                 1,354      47,404
-------------------------------------------------------
                                               266,927
-------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.06%
-------------------------------------------------------
American Express Co.                 9,202     403,784

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                       Shares              Value
------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES(Continued)
------------------------------------------------------------------------
Bear Stearns Companies Inc.                     1,377        $    71,852
Capital One Financial Corp.                     1,985            109,671
Charter Municipal Mortgage
   Acceptance Corp.                             4,300             63,554
Citigroup Inc.                                 36,994          1,819,365
Countrywide Credit Industries Inc.              2,495            110,354
Fannie Mae                                      7,424            591,693
Franklin Resources Inc.                         2,560            106,854
Freddie Mac                                     5,300            349,005
Lehman Brothers Holdings Inc.                   2,320            159,268
MBNA Corp.                                      7,480            245,942
Merrill Lynch & Co. Inc.                        6,468            387,433
MicroFinancial Inc.                             2,400             30,960
Morgan Stanley Dean Witter & Co.                8,492            553,084
Providian Financial Corp.*                      2,514            125,725
Schwab (Charles) Corp.                         10,755            224,779
Seacoast Financial Services Corp.               5,200             78,000
Stilwell Financial Inc.                         2,822             90,022
T Rowe Price Group Inc.                         1,824             65,094
USA Education Inc.                              1,585            114,960
------------------------------------------------------------------------
                                                               5,701,399
------------------------------------------------------------------------

ELECTRIC - 0.79%
------------------------------------------------------------------------
AES Corp.+                                      4,350            234,769
Ameren Corp.                                    1,952             82,316
Cinergy Corp.                                   2,467             80,498
CMS Energy Corp.*                               7,100            209,805
Constellation Energy Group Inc.                 2,019             86,211
DTE Energy Co.*                                 1,570             57,007
Entergy Corp.                                   2,631            102,162
FirstEnergy Corp.                               3,215             90,567
GPU Inc.                                        2,218             68,736
Niagara Mohawk Holdings Inc.+                   8,022            137,818
NiSource Inc.                                   3,315             94,908
Pinnacle West Capital Corp.                     6,180            287,061
PP&L Resources Inc.                             2,380            108,742
Progress Energy Inc.                            2,663            115,201
Reliant Energy Inc.                             3,593            150,942
Xcel Energy Inc.                                9,823            277,009
------------------------------------------------------------------------
                                                               2,183,752
------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.04%
------------------------------------------------------------------------
American Power Conversion Corp.+                3,024             36,855
Energizer Holdings Inc.+                            1                 25
Molex Inc.*                                     1,992             72,335
------------------------------------------------------------------------
                                                                 109,215
------------------------------------------------------------------------

ELECTRONICS - 0.41%
------------------------------------------------------------------------
Agilent Technologies Inc.+                      3,713            133,668
Applera Corp. - Applied Biosystems Group        1,924            132,948
Johnson Controls Inc.*                          1,165             77,449
Millipore Corp.                                 1,821             95,602
OYO Geospace Corp.+                             1,000             22,562
Parker Hannifin Corp.                           1,437             61,834
PerkinElmer Inc.                                1,293             94,673
Sanmina Corp.+*                                 3,060             91,226
Solectron Corp.+                                5,546            151,128
Tektronix Inc.+                                 2,672             65,972
Thermo Electron Corp.+                          4,772            133,139
Waters Corp.+                                   1,008             66,387
------------------------------------------------------------------------
                                                               1,126,588
------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.09%
------------------------------------------------------------------------
Fluor Corp.+                                    6,564            250,220
Washington Group Warrants
   (Expires 03/11/03)+                             17                 44
------------------------------------------------------------------------
                                                                 250,264
------------------------------------------------------------------------

ENTERTAINMENT - 0.02%
Churchill Downs Inc.                            1,300             35,587
Steinway Musical Instruments Inc.+              1,800             30,600
------------------------------------------------------------------------
                                                                  66,187
------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.02%
------------------------------------------------------------------------
Allied Waste Industries Inc.+                   3,500             56,525
------------------------------------------------------------------------
                                                                  56,525
------------------------------------------------------------------------

FOOD - 0.44%
------------------------------------------------------------------------
Archer-Daniels-Midland Co.                      6,994            105,260
Hershey Foods Corp.                             1,650            105,748
Horizon Organic Holding Corp.+                  3,200             16,000
J & J Snack Foods Corp.+                        1,900             30,637
M&F Worldwide Corp.+                            4,500             19,575
Nash Finch Co.                                  3,600             57,600
Quaker Oats Co.                                 1,463            142,672
Ralston Purina Group                            3,188             99,402
Safeway Inc.+                                   4,300            233,533
Sanderson Farms Inc.                            4,500             44,719
SUPERVALU Inc.                                  5,954             83,535
Winn-Dixie Stores Inc.                          6,349            162,153
Wrigley (William Jr.) Co.                       1,279            119,100
------------------------------------------------------------------------
                                                               1,219,934
------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.15%
------------------------------------------------------------------------
Georgia-Pacific Corp.                           2,151             64,551
Mead Corp.                                      1,435             39,305
Temple-Inland Inc.                              3,245            154,430
Westvaco Corp.                                  3,412             89,429
Willamette Industries Inc.                      1,270             59,030
------------------------------------------------------------------------
                                                                 406,745
------------------------------------------------------------------------

GAS - 0.06%
------------------------------------------------------------------------
EnergySouth Inc.                                2,800             58,800

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                     Shares             Value
---------------------------------------------------------------------

GAS (Continued)
---------------------------------------------------------------------
Sempra Energy                                 3,443    $       76,951
Southwestern Energy Company                   3,800            39,520
---------------------------------------------------------------------
                                                              175,271
---------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.10%
---------------------------------------------------------------------
Black & Decker Corp.                          1,316            54,627
Stanley Works (The)                           6,031           209,879
---------------------------------------------------------------------
                                                              264,506
---------------------------------------------------------------------

HEALTH CARE - 0.93%
---------------------------------------------------------------------
Aetna Inc.+                                   2,035            75,763
America Service Group Inc.+                   1,600            39,700
Bausch & Lomb Inc.*                           1,351            72,576
Becton Dickinson & Co.                        2,824           101,608
Biomet Inc.                                   2,364            91,753
Boston Scientific Corp.+                      4,371            72,078
Fusion Medical Technologies Inc.+             4,800            22,200
Gentiva Health Services Inc.+                     1                19
Guidant Corp.+                                2,728           139,046
Healthsouth Corp.+                            5,810            92,495
Johnson & Johnson                             9,513           925,900
Medtronic Inc.                                9,028           462,053
Oxford Health Plans Inc.+                     2,780            91,914
Quorum Health Group Inc.+                     4,100            68,419
SpectRx Inc.+                                 2,800            22,050
St. Jude Medical Inc.+                        2,061           115,663
Triad Hospitals Inc.+                         1,500            49,031
United Wisconsin Services                     5,800            36,540
Wellpoint Health Networks Inc.+               1,040           102,804
---------------------------------------------------------------------
                                                            2,581,612
---------------------------------------------------------------------

HOME FURNISHINGS - 0.06%
---------------------------------------------------------------------
Leggett & Platt Inc.                          3,590            69,431
Maytag Corp.                                  1,724            57,754
Whirlpool Corp.                                 950            50,226
---------------------------------------------------------------------
                                                              177,411
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.10%
---------------------------------------------------------------------
Avery Dennison Corp.                          1,056            55,968
Clorox Co.                                    1,990            71,560
Enesco Group Inc.                             3,900            20,670
Fortune Brands Inc.                           1,491            50,366
Newell Rubbermaid Inc.                        2,717            71,484
---------------------------------------------------------------------
                                                              270,048
---------------------------------------------------------------------

INSURANCE - 1.10%
---------------------------------------------------------------------
American International Group Inc.            16,230         1,327,614
American Medical Security
   Group Inc.+                                4,400            28,600
AON Corp.                                     2,843            97,412
Cincinnati Financial Corp.                    2,578            94,903
Fidelity National Financial Inc.              1,600    $       49,536
Jefferson-Pilot Corp.                         1,718           115,982
Lincoln National Corp.                        2,462           108,008
Loews Corp.                                   1,233           133,990
Markel Corp.+                                   300            53,925
Marsh & McLennan Companies Inc.               2,167           231,869
MBIA Inc.                                     1,394           105,916
MGIC Investment Corp.                         1,434            83,100
MIIX Group Inc. (The)                         3,100            23,095
Penn Treaty American Corp.+                   2,600            48,568
PICO Holdings Inc.+                           2,400            31,050
Professionals Group Inc.+                     1,900            45,719
Progressive Corporation                         925            91,575
SAFECO Corp.*                                 2,100            45,675
St. Paul Companies Inc.                       2,850           131,927
Torchmark Corp.                               2,832            98,497
UNUMProvident Corp.                           3,354            87,774
---------------------------------------------------------------------
                                                            3,034,735
---------------------------------------------------------------------

IRON / STEEL - 0.06%
---------------------------------------------------------------------
Allegheny Technologies Inc.                   7,529           133,414
Nucor Corp.                                     899            39,736
---------------------------------------------------------------------
                                                              173,150
---------------------------------------------------------------------

LEISURE TIME - 0.07%
---------------------------------------------------------------------
Harley-Davidson Inc.                          3,000           130,050
Sabre Holdings Corp.+                         1,777            76,624
---------------------------------------------------------------------
                                                              206,674
---------------------------------------------------------------------

LODGING - 0.03%
---------------------------------------------------------------------
Hilton Hotels Corp.                           7,300            78,183
---------------------------------------------------------------------
                                                               78,183
---------------------------------------------------------------------
MACHINERY - 0.06%
---------------------------------------------------------------------
Dover Corp.                                   2,213            84,891
Rockwell International Corp.                  1,600            73,536
---------------------------------------------------------------------
                                                              158,427
---------------------------------------------------------------------

MANUFACTURERS - 1.82%
---------------------------------------------------------------------
Cooper Industries Inc.                        1,274            54,782
Danaher Corp.                                 1,567            99,410
Eaton Corp.*                                    839            59,695
General Electric Co.                         66,406         3,087,879
Honeywell International Inc.                  6,200           289,602
ITT Industries Inc.                           4,441           180,083
Minnesota Mining &
   Manufacturing Co.                          3,000           338,250
Pall Corp.                                    8,242           188,495
Tyco International Ltd.                      13,404           732,529
---------------------------------------------------------------------
                                                            5,030,725
---------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                    Shares         Value
----------------------------------------------------------------

MEDIA - 1.34%
----------------------------------------------------------------
AOL Time Warner Inc.+                       29,766   $ 1,310,597
Cablevision Systems Corp.+*                    780        60,528
Chris-Craft Industries Inc.+                     1            71
Clear Channel Communications Inc.+           4,801       274,377
Comcast Corp. "A"+                           7,498       324,757
Dow Jones & Co. Inc.                         1,258        77,493
Gray Communications Systems Inc.             2,400        43,320
Harcourt General Inc.                        3,057       171,314
Knight Ridder Inc.*                          1,402        83,769
New York Times Co. "A"                       2,223        98,257
Tribune Co.                                  3,068       124,561
Viacom Inc. "B"+                            13,052       648,684
Walt Disney Co. (The)                       15,661       484,708
----------------------------------------------------------------
                                                       3,702,436
----------------------------------------------------------------

MINING - 0.12%
----------------------------------------------------------------
Alcoa Inc.                                   6,700       239,592
Newmont Mining Corp.                         2,511        42,310
Phelps Dodge Corp.                             794        36,524
----------------------------------------------------------------
                                                         318,426
----------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.04%
----------------------------------------------------------------
Pitney Bowes Inc.                            2,321        79,030
Xerox Corp.                                  6,142        37,098
----------------------------------------------------------------
                                                         116,128
----------------------------------------------------------------

OIL & GAS PRODUCERS - 1.50%
----------------------------------------------------------------
Amerada Hess Corp.                           1,505       108,360
Anadarko Petroleum Corp.                     2,476       154,750
Apache Corp.                                 1,618        94,977
Burlington Resources Inc.                    2,391       107,452
Chevron Corp.                                4,660       399,176
Conoco Inc.                                  6,270       180,576
Devon Energy Corp.                           1,884       107,388
Exxon Mobil Corp.                           24,971     2,023,900
Kerr-McGee Corp.*                            1,108        71,621
Marine Drilling Co. Inc.+                    2,000        58,300
Occidental Petroleum Corp.                   3,805        91,282
Penn Virginia Corp.                          1,600        51,216
Rowan Companies Inc.+*                       2,300        65,665
Texaco Inc.                                  4,361       279,540
Transocean Sedco Forex Inc.                  3,245       156,182
Unocal Corp.                                 2,746        96,824
USX-Marathon Group Inc.                      3,750       103,575
----------------------------------------------------------------
                                                       4,150,784
----------------------------------------------------------------

OIL & GAS SERVICES - 0.24%
----------------------------------------------------------------
Baker Hughes Inc.                            3,790       148,568
Halliburton Co.*                             4,255       169,434
OSCA Inc.+                                   2,500        51,250
Schlumberger Ltd.                            4,735       301,856
----------------------------------------------------------------
                                                         671,108
----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.05%
----------------------------------------------------------------
Crown Cork & Seal Co. Inc.                   9,414        53,283
Owens-Illinois Inc.+                         6,618        51,951
Sealed Air Corp.+*                           1,105        43,261
----------------------------------------------------------------
                                                         148,495
----------------------------------------------------------------

PHARMACEUTICALS - 2.78%
----------------------------------------------------------------
Abbott Laboratories                         11,334       555,255
Allergan Inc.                                1,468       127,643
ALZA Corp.+                                  2,708       107,101
American Home Products Corp.                 9,373       578,970
Amylin Pharmaceuticals Inc.+                 2,800        26,250
ATSI Communications Inc.+                    1,100        37,400
Bristol-Myers Squibb Co.                    13,558       859,713
Cardinal Health Inc.                         2,562       260,043
Cell Therapeutics Inc.+*                     1,100        26,194
KV Pharmaceuticals Co.+                      1,300        32,110
Lilly (Eli) and Company                      7,921       629,403
Matrix Pharmaceutical Inc.+*                 2,900        33,169
Medarex Inc.+                                1,100        28,119
MedImmune Inc.+                              2,084        91,045
Merck & Co. Inc.                            15,812     1,268,122
Penwest Pharmaceuticals Co.+                 2,900        35,344
Pfizer Inc.                                 43,277     1,947,465
Pharmacia Corporation                        9,341       482,930
Schering-Plough Corp.                       10,698       430,594
Sepracor Inc.+*                                704        36,564
Watson Pharmaceuticals Inc.+                 1,580        87,690
----------------------------------------------------------------
                                                       7,681,124
----------------------------------------------------------------

PIPELINES - 0.33%
----------------------------------------------------------------
El Paso Corp.*                               4,486       315,366
Enron Corp.                                  5,906       404,561
Williams Companies Inc.                      4,268       177,976
----------------------------------------------------------------
                                                         897,903
----------------------------------------------------------------

REAL ESTATE - 0.01%
----------------------------------------------------------------
CB Richard Ellis Services Inc.+              1,900        29,431
----------------------------------------------------------------
                                                          29,431
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.32%
----------------------------------------------------------------
Alamosa Holdings Inc.                        2,100        79,737
Ameresco Capital Trust                       3,800        38,712
American Industrial Properties               4,400        54,736
Capstead Mortgage Corp.                      3,500        44,835
Corrections Corporation of America +        14,000        13,720
Crown American Realty Trust                 14,000        95,200
First Washington Realty Trust                3,100        80,383
Koger Equity Inc.                            4,300        66,306
Konover Property Trust Inc.                 10,300        47,277
Mid-America Apartment Communities Inc.       3,300        71,940
Parkway Properties Inc.                      2,400        69,840

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                    Shares         Value
----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (Continued)
----------------------------------------------------------------
Senior Housing Properties Trust                  1   $         6
Thornbury Mortgage Inc.                      4,000        45,200
Washington Real Estate Investment Trust      4,500        99,000
Winston Hotels Inc.                          8,800        73,480
----------------------------------------------------------------
                                                         880,372
----------------------------------------------------------------

RETAIL - 1.90%
----------------------------------------------------------------
Amazon.com Inc.+*                            1,856        18,908
AutoZone Inc.+                               1,841        46,504
Bed Bath & Beyond Inc.+                      3,240        79,785
Best Buy Co. Inc.+                           2,100        86,016
Cato Corp. "A"                               2,100        38,194
Charming Shoppes Inc.+                       5,700        36,337
Circuit City Stores Inc.                     2,408        36,529
Darden Restaurants Inc.                      6,484       140,897
Deb Shops Inc.                               1,900        32,062
Discount Auto Parts Inc.+                    2,100        15,225
Dollar General Corp.                         3,782        70,345
Federated Department Stores Inc.+            1,953        94,428
Finlay Enterprises Inc.+                     2,100        27,300
Footstar Inc.+                                 800        35,224
Fred's Inc.                                  1,500        32,531
Gap Inc.                                     6,428       175,099
Golden State Bancorp Inc.+                     500           656
Guitar Center Inc.+                          2,200        34,512
Home Depot Inc.                             16,138       685,865
HomeBase Inc.+                               7,500        18,225
Kmart Corp.+                                 5,832        54,529
Kohls Corp.+                                 2,910       191,798
McDonald's Corp.                             9,600       282,240
Neiman-Marcus Group Inc. "A"+                1,000        36,400
Nordstrom Inc.                               1,990        36,715
Office Depot Inc.+                           4,895        45,034
Penney (J.C.) Company Inc.                   2,863        46,323
RadioShack Corp.                             1,860        79,608
Staples Inc.+*                               4,797        71,355
Starbucks Corp.+                             2,136       101,727
Target Corp.                                 7,256       282,984
Tiffany & Co.                                1,960        60,976
TJX Companies Inc.                           3,076        94,064
Toys R Us Inc.+                              2,761        67,921
Tricon Global Restaurants Inc.+              1,750        67,375
Walgreen Co.                                 7,698       341,175
Wal-Mart Stores Inc.                        30,226     1,514,020
Wendy's International Inc.                   6,715       166,196
----------------------------------------------------------------
                                                       5,245,082
----------------------------------------------------------------

SEMICONDUCTORS - 1.15%
----------------------------------------------------------------
Advanced Micro Devices Inc.+                 3,052        65,618
Altera Corp.+                                3,348        77,422
Analog Devices Inc.+                         2,856       106,529
Applied Materials Inc.+                      6,060       256,035
Applied Micro Circuits Corp.+                2,800        74,900
Broadcom Corp. "A"+*                         1,900        93,575
Conexant Systems Inc.+                       2,249        27,550
Intel Corp.                                 45,084     1,287,712
KLA-Tencor Corp.+                            1,742        62,277
Linear Technology Corp.                      2,542       100,727
LSI Logic Corp.+                             2,758        44,431
Maxim Integrated Products Inc.+*             2,340       107,933
Micron Technology Inc.+                      4,584       156,864
National Semiconductor Corp.+                1,922        39,247
Novellus Systems Inc.+*                      1,520        58,710
Rambus Inc.+                                   800        30,500
Teradyne Inc.+                               1,716        53,591
Texas Instruments Inc.                      12,668       374,339
Vitesse Semiconductor Corp.+                 1,684        66,413
Xilinx Inc.+                                 2,698       104,885
----------------------------------------------------------------
                                                       3,189,258
----------------------------------------------------------------

SOFTWARE - 1.62%
----------------------------------------------------------------
Adobe Systems Inc.                           2,572        74,749
Akamai Technologies Inc.+*                     500         8,469
AremisSoft Corp.+                            2,400        59,400
Ariba Inc.+*                                 1,400        23,100
Automatic Data Processing Inc.               5,026       296,534
BMC Software Inc.+                           2,615        78,777
BroadVision Inc.+                            3,900        28,275
Citrix Systems Inc.+                         2,084        54,184
Computer Associates International Inc.       4,822       150,398
Compuware Corp.+                             5,120        52,800
Exodus Communications Inc.+*                 2,300        33,638
First Data Corp.                             3,375       208,440
i2 Technologies Inc.+                        1,704        45,795
IMS Health Inc.                              3,224        86,726
Inktomi Corp.+                               1,100        12,444
Micromuse Inc.+                                800        32,850
Microsoft Corp.+                            36,354     2,144,886
Novell Inc.+                                 4,646        27,586
Oracle Corp.+                               39,228       745,332
Rational Software Corp.+                     1,784        62,329
Siebel Systems Inc.+                         3,624       138,618
Yahoo! Inc.+                                 4,318       102,822
----------------------------------------------------------------
                                                       4,468,152
----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.59%
----------------------------------------------------------------
ADC Telecommunications Inc.+                 7,344        81,702
Avaya Inc.+                                  3,544        49,616
Ciena Corp.+*                                1,256        84,388
Comverse Technology Inc.+                    1,460       109,409
JDS Uniphase Corp.+                         10,020       268,035
Lucent Technologies Inc.                    24,630       285,462
Motorola Inc.                               16,201       245,769
QUALCOMM Inc.+                               5,166       283,161
Scientific-Atlanta Inc.                      1,638        76,822
Sycamore Networks Inc.+                        800        14,500

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                         Shares        Value
---------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (Continued)
---------------------------------------------------------------------
Tellabs Inc.+                                      3,302 $    143,843
---------------------------------------------------------------------
                                                            1,642,707
---------------------------------------------------------------------

TELECOMMUNICATIONS - 0.81%
---------------------------------------------------------------------
Applied Signal Technology Inc.                     3,900       19,744
Corning Inc.                                       7,004      189,808
Global Crossing Ltd.+                              7,486      121,498
Lightpath Technologies Inc. "A"+                   1,100       17,256
MRV Communications Inc.+*                          1,200       14,775
Nextel Communications Inc. "A"+                    6,110      147,022
Numerex Corp. "A"+                                 3,200       23,400
Qwest Communications International Inc.+          12,837      474,584
Sprint Corp. (PCS Group)+*                         7,482      188,397
Verizon Communications Inc.                       19,672      973,764
Voicestream Wireless Corp.+                          789       74,955
---------------------------------------------------------------------
                                                            2,245,203
---------------------------------------------------------------------

TELEPHONE - 1.14%
---------------------------------------------------------------------
Alltel Corp.                                       2,632      141,338
AT&T Corp.                                        27,176      625,048
BellSouth Corp.                                   13,859      581,524
CenturyTel Inc.                                    2,230       64,269
SBC Communications Inc.                           25,041    1,194,456
Sprint Corp. (FON Group)                           6,826      152,629
WorldCom Inc.+                                    21,770      361,926
XO Communications Inc. "A"+                        2,100       31,238
---------------------------------------------------------------------
                                                            3,152,428
---------------------------------------------------------------------

TEXTILES - 0.03%
---------------------------------------------------------------------
G&K Services Inc. "A"                              1,900       39,544
UniFirst Corp.                                     3,400       43,928
---------------------------------------------------------------------
                                                               83,472
---------------------------------------------------------------------

TOBACCO - 0.35%
---------------------------------------------------------------------
Philip Morris Companies Inc.                      16,300      785,334
UST Inc.                                           6,648      191,728
---------------------------------------------------------------------
                                                              977,062
---------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
---------------------------------------------------------------------
Hasbro Inc.                                        6,975       85,653
Mattel Inc.                                        4,611       78,203
---------------------------------------------------------------------
                                                              163,856
---------------------------------------------------------------------

TRANSPORTATION - 0.10%
---------------------------------------------------------------------
CSX Corp.*                                         3,313      110,787
Kansas City Southern Industries Inc.+              4,330       64,863
Norfolk Southern Corp.                             5,095       92,169
---------------------------------------------------------------------
                                                              267,819
---------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
---------------------------------------------------------------------
InterpoolInc.                                      2,600       45,110
---------------------------------------------------------------------
                                                               45,110
---------------------------------------------------------------------

WATER - 0.04%
---------------------------------------------------------------------
Middlesex Water Co.                                1,900       57,238
Southwest Water Co.                                4,000       52,000
---------------------------------------------------------------------
                                                              109,238
---------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $78,822,081)                                        85,339,302
---------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 7.81%

AUSTRALIA - 0.30%
---------------------------------------------------------------------
Coles Myer Ltd. ADR                                3,082       82,289
National Australia Bank*                           3,431      269,505
News Corporation Ltd.*                             2,640       96,492
Rio Tinto PLC ADR                                  2,900      215,209
Westpac Banking Corp. ADR                          4,888      179,634
---------------------------------------------------------------------
                                                              843,129
---------------------------------------------------------------------

CANADA - 0.25%
---------------------------------------------------------------------
Alcan Aluminium Ltd.                               2,410       88,905
Barrick Gold Corp.                                 4,888       79,186
Inco Ltd.+                                         5,549       99,272
Nortel Networks Corp.                             23,448      433,554
---------------------------------------------------------------------
                                                              700,917
---------------------------------------------------------------------

DENMARK - 0.35%
---------------------------------------------------------------------
Novo-Nordisk A/S ADR*                              7,941      790,130
Tele Denmark A/S ADR*                              9,976      161,611
---------------------------------------------------------------------
                                                              951,741
---------------------------------------------------------------------

FINLAND - 0.11%
---------------------------------------------------------------------
Nokia OYJ*                                        13,474      296,428
---------------------------------------------------------------------
                                                              296,428
---------------------------------------------------------------------

FRANCE - 1.07%
---------------------------------------------------------------------
Alcatel SA ADR*                                   12,052      466,653
Aventis SA                                         7,205      581,876
AXA-UAP ADR*                                       6,748      420,400
France Telecom SA ADR                              1,900      114,950
LVMH Moet-Hennessy Louis
  Vuitton ADR                                     15,235      188,533
Total Fina SA*                                    14,939    1,053,349
Total Fina SA Warrants
  (Expires 08/08/03)+                                 81        2,256
Vivendi Universal SA ADR*                          2,120      133,984
---------------------------------------------------------------------
                                                            2,962,001
---------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                            Shares        Value
-------------------------------------------------------

GERMANY - 0.36%
-------------------------------------------------------
DaimlerChrysler AG*                 12,108  $   593,534
Deutsche Telekom AG ADR*            11,388      279,803
SAP AG ADR*                          3,450      133,481
-------------------------------------------------------
                                              1,006,818
-------------------------------------------------------

IRELAND - 0.13%
-------------------------------------------------------
Allied Irish Banks PLC ADR          16,196      354,854
-------------------------------------------------------
                                                354,854
-------------------------------------------------------

ITALY - 0.30%
-------------------------------------------------------
Benetton Group SpA ADR*              6,518      234,974
ENI-Ente Nazionale Idrocarburi
  SpA ADR*                           2,180      143,335
Fiat SpA ADR                         6,365      160,271
San Paolo-IMI SpA ADR*               8,550      265,307
-------------------------------------------------------
                                                803,887
-------------------------------------------------------

JAPAN - 1.68%
-------------------------------------------------------
Canon Inc. ADR                       4,920      161,228
Fuji Photo Film Co. Ltd. ADR         3,710      132,633
Hitachi Ltd. ADR                     2,244      196,911
Honda Motor Company Ltd. ADR         2,505      197,895
Ito-Yokado Co. Ltd. ADR              4,580      229,286
Japan Air Lines ADR+                28,920      249,435
Kirin Brewery Co. Ltd. ADR           2,992      286,484
Kubota Corp. ADR                     3,463      193,928
Kyocera Corp. ADR                    1,568      141,826
Makita Corp. ADR                     4,673       29,790
Matsushita Electric Industrial
Co. ADR                             11,530      215,265
Mitsubishi Corp. ADR                10,825      147,491
Mitsui & Co. ADR                     1,465      169,940
NEC Corp. ADR                        3,393      274,833
Nippon Telegraph & Telephone Corp.
  ADR                                9,109      299,686
Nissan Motor Co. Ltd. ADR+          15,806      201,527
Pioneer Corp. ADR*                   6,397      165,362
Ricoh Corp. Ltd. ADR                 1,949      169,563
Sony Corp. ADR                       3,014      215,531
Tokio Marine and Fire Insurance
Co. Ltd. ADR                        10,070      526,158
Toyota Motor Corp. ADR               6,551      455,950
-------------------------------------------------------
                                              4,660,722
-------------------------------------------------------

NETHERLANDS - 1.03%
-------------------------------------------------------
Abn Amro Holding NV                 12,912      284,064
Aegon NV ADR                         6,351      221,840
Akzo Nobel NV ADR                    3,730      179,973
Elsevier NV ADR                     11,741      328,748
ING Groep NV ADR                     2,567      178,150
Koninklijke (Royal) Philips
  Electonics NV                      6,758      220,581
Koninklijke Ahold NV ADR*            8,758      285,598
Royal Dutch Petroleum Co. -
  NY Shares                         15,288      891,749
Unilever NV - NY Shares              4,600      257,140
-------------------------------------------------------
                                              2,847,843
-------------------------------------------------------

NEW ZEALAND - 0.02%
-------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*   3,138       55,386
-------------------------------------------------------
                                                 55,386
-------------------------------------------------------

PORTUGAL - 0.03%
-------------------------------------------------------
Banco Comercial Portugues ADR        3,580       94,154
-------------------------------------------------------
                                                 94,154
-------------------------------------------------------
SINGAPORE - 0.02%
-------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR+*           1,570       45,923
-------------------------------------------------------
                                                 45,923
-------------------------------------------------------

SPAIN - 0.35%
-------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
  SA ADR*                           12,388      183,095
Banco Santander Central Hispano
  SA ADR*                           35,878      372,055
Repsol SA                            7,500      127,575
Telefonica SA ADR+                   5,286      268,265
-------------------------------------------------------
                                                950,990
-------------------------------------------------------

SWEDEN - 0.10%
-------------------------------------------------------
Telefonaktiebolaget LM Ericsson     32,954      272,900
-------------------------------------------------------
                                                272,900
-------------------------------------------------------

SWITZERLAND - 0.09%
-------------------------------------------------------
Adecco SA ADR                        1,752      136,568
Sulzer Medica ADR*                   4,520      100,796
-------------------------------------------------------
                                                237,364
-------------------------------------------------------

UNITED KINGDOM - 1.62%
-------------------------------------------------------
AstraZeneca PLC ADR*                 7,505      347,106
Barclays PLC ADR*                    2,580      317,856
BP Amoco PLC ADR                     6,910      342,736
British Sky Broadcasting PLC ADR+    1,885      158,340
British Telecom PLC ADR*             4,333      367,222
Cadbury Schweppes PLC ADR            8,634      230,960
Diageo PLC ADR                      12,125      490,820
GlaxoSmithKline PLC ADR+            19,350    1,070,249
Hanson PLC ADR*                      7,386      240,045
Hong Kong & Shanghai Banking ADR*    2,240      148,960
Reuters Group PLC ADR                2,143      197,692

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

                                                      Shares or
Security                                             Face Amount           Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------

Vodafone Group PLC ADR*                                21,220      $     579,518
--------------------------------------------------------------------------------
                                                                       4,491,504
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON  STOCKS
(Cost: $18,702,762)                                                   21,576,561
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $97,524,843)                                                  106,915,863
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 46.46%

U.S. GOVERNMENT SECURITIES - 46.46%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
    6.13%,          08/15/29                       $      50,000          54,491
    6.75%,          08/15/26                             240,000         279,487
    7.13%,          02/15/23                             150,000         180,253
    7.63%,          02/15/07                             300,000         307,933
    8.88%,          08/15/17                             430,000         589,221
    9.13%,          05/15/09                             400,000         450,016
    9.38%,          02/15/06                             850,000       1,020,930
   10.63%,          11/15/09                             600,000         709,852
   10.75%,          02/15/03                             350,000         390,633
   10.75%,          05/15/03                           1,000,000       1,129,062
   10.75%,          08/15/05                           2,100,000       2,596,125
   11.13%,          08/15/03                             400,000         460,281
   11.25%,          02/15/15                             400,000         631,250
   11.63%,          11/15/02                             550,000         613,379
   11.63%,          11/15/04                             850,000       1,046,695
   11.75%,          02/15/10                             550,000         683,891
   11.88%,          11/15/03                           1,490,000       1,762,682
   12.00%,          05/15/05                             950,000       1,209,469
   12.38%,          05/15/04                           1,500,000       1,838,671
   13.75%,          08/15/04                             580,000         745,572
U.S. Treasury Notes
    4.25%,          11/15/03                           1,700,000       1,685,358
    4.75%,          01/31/03                           1,200,000       1,206,116
    4.75%,          02/15/04                           1,350,000       1,355,247
    4.75%,          11/15/08                           5,900,000       5,822,332
    5.13%,          12/31/02                           1,000,000       1,010,996
    5.25%,          08/15/03                           1,800,000       1,829,605
    5.25%,          05/15/04                           1,400,000       1,425,698
    5.38%,          06/30/03                           1,000,000       1,019,106
    5.50%,          01/31/03                           1,400,000       1,425,327
    5.50%,          02/28/03                           2,200,000       2,241,754
    5.50%,          03/31/03                             500,000         509,917
    5.50%,          05/31/03                           1,200,000       1,225,012
    5.50%,          02/15/08                           1,200,000       1,241,588
    5.50%,          05/15/09                           2,100,000       2,171,791

Security                                               Face Amount         Value
--------------------------------------------------------------------------------
    5.63%,          11/30/02                       $   1,000,000   $   1,018,244
    5.63%,          12/31/02                           1,500,000       1,528,824
    5.63%,          02/15/06                           1,800,000       1,869,847
    5.63%,          05/15/08                           2,850,000       2,968,315
    5.75%,          10/31/02                           3,060,000       3,119,318
    5.75%,          11/30/02                           1,900,000       1,938,952
    5.75%,          04/30/03                             650,000         666,364
    5.75%,          08/15/03                           3,000,000       3,085,113
    5.75%,          11/15/05                           2,500,000       2,612,987
    5.75%,          08/15/10*                          2,000,000       2,108,540
    5.88%,          09/30/02                           2,200,000       2,244,453
    5.88%,          02/15/04                             450,000         465,501
    5.88%,          11/15/04                           3,300,000       3,432,376
    5.88%,          11/15/05*                          1,700,000       1,782,748
    6.00%,          07/31/02                           1,000,000       1,020,090
    6.00%,          09/30/02                           1,000,000       1,022,331
    6.00%,          08/15/04                           2,200,000       2,293,064
    6.00%,          08/15/09                           2,820,000       3,011,811
    6.13%,          08/31/02                           1,000,000       1,022,615
    6.13%,          08/15/07                           3,000,000       3,205,548
    6.25%,          06/30/02                             500,000         510,780
    6.25%,          07/31/02                             700,000         716,216
    6.25%,          08/31/02                           1,000,000       1,024,529
    6.25%,          02/15/03                           1,150,000       1,187,089
    6.25%,          02/15/07                           1,500,000       1,609,413
    6.38%,          04/30/02                           2,100,000       2,142,519
    6.38%,          06/30/02                           1,000,000       1,023,465
    6.38%,          08/15/02                           3,800,000       3,899,055
    6.50%,          03/31/02                           1,000,000       1,019,814
    6.50%,          05/31/02                           2,100,000       2,148,817
    6.50%,          05/15/05                           2,300,000       2,455,740
    6.50%,          08/15/05                           2,600,000       2,784,553
    6.50%,          10/15/06*                          3,450,000       3,733,549
    6.50%,          02/15/10                           1,360,000       1,502,622
    6.63%,          03/31/02                             450,000         459,658
    6.63%,          04/30/02                           1,000,000       1,023,377
    6.63%,          05/31/02                           1,730,000       1,772,971
    6.63%,          05/15/07                           1,610,000       1,760,756
    6.75%,          05/15/05                           3,000,000       3,229,614
    6.88%,          05/15/06                           2,700,000       2,958,976
    7.00%,          07/15/06                           3,500,000       3,860,717
    7.25%,          05/15/04                           2,100,000       2,261,389
    7.25%,          08/15/04                           1,400,000       1,514,986
    7.50%,          05/15/02                             950,000         982,512
    7.50%,          02/15/05                             650,000         715,384
    7.88%,          11/15/04                             700,000         775,032
--------------------------------------------------------------------------------
                                                                     128,360,314
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS
(Cost: $123,831,208)                                                 128,360,314
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                     Face Amount            Value
--------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 4.99%
--------------------------------------------------------------------------
Dreyfus Money Market Fund++                  $  5,100,784     $  5,100,784
Federal National Mortgage Association
   Discount Note
   5.39%, 03/20/01++                            1,038,371        1,038,371
Goldman Sachs Financial Square
   Prime Obligation Fund++                      2,539,831        2,539,831
Providian Temp Cash Money
   Market Fund++                                5,100,784        5,100,784
--------------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $13,779,770)                                             13,779,770
--------------------------------------------------------------------------

REPURCHASE AGREEMENT - 14.60%
--------------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  02/28/01, due 03/01/01, with a
  maturity value of $40,351,825 and
  an effective yield of 5.10%                  40,346,109       40,346,109
--------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $40,346,109)                                             40,346,109
--------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 104.75%
(Cost $275,481,930)                                            289,402,056
--------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.75%)                       (13,133,858)
--------------------------------------------------------------------------

NET ASSETS - 100.00%                                          $276,268,198
--------------------------------------------------------------------------
--------------------------------------------------------------------------
+     Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*     Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments
February 28, 2001

Security                                     Shares        Value
-------------------------------------------------------------------

COMMON STOCKS - 62.09%

U.S. COMMON STOCKS - 49.50%

ADVERTISING - 0.13%
-------------------------------------------------------------------
Interpublic Group of Companies Inc.           6,140     $   231,810
Omnicom Group Inc.*                           3,515         318,775
TMP Worldwide Inc.+                           1,500          78,469
-------------------------------------------------------------------
                                                            629,054
-------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.59%
-------------------------------------------------------------------
Boeing Co.                                   17,398       1,082,156
General Dynamics Corp.                        4,074         277,765
Goodrich (B.F.) Co.                           2,204          89,130
Lockheed Martin Corp.                         8,540         319,908
Northrop Grumman Corp.                        1,363         128,054
Raytheon Co. "B"                              6,885         228,651
United Technologies Corp.                     9,098         708,825
-------------------------------------------------------------------
                                                          2,834,489
-------------------------------------------------------------------

AIRLINES - 0.12%
-------------------------------------------------------------------
AMR Corp.+                                    2,809          93,399
Delta Air Lines Inc.                          3,226         135,879
Northwest Airlines Corp. "A"+                 1,252          27,544
Southwest Airlines Co.                       14,439         268,565
UAL Corp.                                       200           7,610
US Airways Group Inc.+                        1,448          59,802
-------------------------------------------------------------------
                                                            592,799
-------------------------------------------------------------------

APPAREL - 0.11%
-------------------------------------------------------------------
Jones Apparel Group Inc.+                     2,184          83,866
Liz Claiborne Inc.*                           1,679          81,767
Nike Inc. "B"                                 5,344         208,683
VF Corp.                                      3,749         135,301
-------------------------------------------------------------------
                                                            509,617
-------------------------------------------------------------------

AUTO MANUFACTURERS - 0.37%
-------------------------------------------------------------------
Ford Motor Company+                          36,200       1,006,722
General Motors Corp. "A"                     10,737         572,497
Navistar International Corp.+                 1,847          46,212
PACCAR Inc.                                   2,223         103,092
Standard Motor Products Inc.*                 4,000          39,600
                                                          1,768,123

AUTO PARTS & EQUIPMENT - 0.12%
-------------------------------------------------------------------
Dana Corp.                                    4,600          77,878
Delphi Automotive Systems Corp.              11,635         163,239
Goodyear Tire & Rubber Co.                    3,148          80,274
Lear Corp.+                                   1,927          61,780
TRW Inc.                                      2,725         106,384
Visteon Corp.                                 4,549          65,506
-------------------------------------------------------------------
                                                            555,061
-------------------------------------------------------------------

BANKS - 3.46%
-------------------------------------------------------------------
ABC Bancorp                                   4,100         46,637
AmSouth Bancorp                               6,513        113,456
Associated Bancorp                            1,974         68,720
Bank of America Corp.                        31,094      1,553,145
Bank of New York Co. Inc.                    13,390        693,334
Bank One Corp.                               20,516        723,599
BB&T Corp.                                    6,454        233,183
Bostonfed Bancorp Inc.                        2,100         51,870
Bryn Mawr Bank Corp.                          1,900         48,212
Capitol Bancorp Ltd.                          3,100         40,300
Cascade Bancorp                               2,400         34,800
Cavalry Bancorp Inc.*                         3,200         37,600
CB Bancshares Inc.                            1,000         34,437
Charter One Financial Inc.                    3,209         91,649
City National Corp.                             864         31,303
Civic Bancorp+                                2,300         36,512
Colorado Business Bankshares                  2,300         39,962
Columbia Bancorp                              2,900         36,431
Comerica Inc.                                 2,657        169,118
Commerce Bancshares Inc.                      1,283         50,759
Compass Bancshares Inc.                       1,956         41,687
Connecticut Bankshares Inc.+                  6,800        136,000
Dime Bancorp Inc.                             1,191         35,611
Drovers Bancshares Corp.                      2,300         59,656
Fifth Third Bancorp                           8,322        447,828
First Federal Bancshares of Arkansas          1,800         36,112
First M&F Corp.                               1,800         34,200
First Oak Brook Bancshares "A"                1,900         37,525
First Place Financial Corp.                   2,687         31,404
First Security Financial Inc.                 2,700         42,187
First South Bancorp Inc.                      1,900         46,550
First Tennessee National Corp.                2,202         68,262
First Union Corp.                            18,893        611,566
First Virginia Banks Inc.                       852         39,022
FirstMerit Corp.                              1,953         50,900
FirstSpartan Financial Corp.                  1,100         39,669
FleetBoston Financial Corp.                  16,276        671,385
GA Financial Inc.                             2,100         30,576
German American Bancorp                       2,310         29,452
Golden West Financial Corp.                   2,051        112,497
Granite State Bankshares Inc.                 1,500         31,594
Greenpoint Financial Corp.                      902         31,119
Heritage Commerce Corp.+                        100            925
Heritage Financial Corp.                      3,600         36,450
Hibernia Corp. "A"                            3,005         43,572
Horizon Financial Corp.                      42,700        469,700
Huntington Bancshares Inc.                    5,868         87,653
Interchange Financial Services Corp.          2,600         42,737
ITLA Capital Corp.+                           2,200         42,659
JP Morgan Chase & Co.                        36,058      1,682,466
KeyCorp                                       5,974        155,324
M&T Bank Corp.*                                 880         60,280
Main Street Bancorp Inc.                      3,500         32,156
Marshall & Ilsley Corp.                       1,831         98,782
Massbank Corp.                                1,100         34,925
Mellon Financial Corp.                        8,412        389,560
Mercantile Bankshares Corp.                   1,770         68,477

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                     Shares        Value
-------------------------------------------------------------------

BANKS (Continued)
-------------------------------------------------------------------
Merchants Bancshares Inc.                     1,400     $    38,500
National City Corp.                           9,778         265,962
National Commerce Bancorp                     3,763          96,192
North Fork Bancorp                            2,454          61,350
Northern States Financial Corp.               2,000          36,750
Northern Trust Corp.                          3,872         275,396
Oak Hill Financial Inc.                       1,800          25,875
Ohio Valley Bancorp                           1,500          37,500
Old Kent Financial Corp.                      2,332          92,674
Peoples Bancorp Inc.                          2,000          34,000
PNC Financial Services Group*                 4,577         318,101
Prosperity Bancshares Inc.                    2,100          46,725
Regions Financial Corp.                       3,690         110,700
SouthTrust Corp.                              2,837         120,041
Sovereign Bancorp Inc.                        4,619          41,138
State Bancorp Inc.                            2,900          42,775
State Street Corp.                            2,927         294,017
Summit Bancorp                                2,887         121,254
Summit Bancshares Inc.                        1,700          32,937
Sun Bancorp Inc.                              2,000          30,125
SunTrust Banks Inc.                           4,959         325,955
Synovus Financial Corp.                       4,906         136,485
TCF Financial Corp.                           2,116          78,080
Trustmark Corp.                               6,465         141,018
U.S. Bancorp*                                34,708         805,216
Union Planters Corp.                          2,368          90,126
United Security Bancorp+                      3,630          39,930
Valley National Bancorp                       6,830         191,445
VIB Corp.+                                    5,047          43,530
Vista Bancorp Inc.                            2,500          50,625
Wachovia Corp.                                4,915         310,333
Washington Mutual Inc.                        9,468         486,371
Wells Fargo & Company                        31,748       1,575,971
Wilmington Trust Corp.                          819          48,649
Yardville National Bancorp                    2,500          35,000
Zions Bancorp                                 1,602          92,015
-------------------------------------------------------------------
                                                         16,618,256
-------------------------------------------------------------------

BEVERAGES - 1.03%
-------------------------------------------------------------------
Anheuser-Busch Companies Inc.                16,456         719,127
Brown-Forman Corp.  "B"                       1,150          73,025
Coca-Cola Co.                                48,342       2,563,576
Coca-Cola Enterprises Inc.*                   8,379         190,203
Coors (Adolf) Company  "B"                      663          44,388
PepsiAmericas Inc.                            4,287          69,278
PepsiCo Inc.                                 28,109       1,295,263
-------------------------------------------------------------------
                                                          4,954,860
-------------------------------------------------------------------

BIOTECHNOLOGY - 0.60%
-------------------------------------------------------------------

Amgen Inc.+                                  20,320       1,464,310
Applera Corp. - Celera Genomics
   Group+                                     1,500          65,250
Biogen Inc.+                                  3,072         219,840
Chiron Corp.+                                 3,825         179,058
CuraGen Corp.+*                               1,200          33,375
Gene Logic Inc.+                              1,700          34,106
Genentech Inc.+                               2,400         126,000
Genzyme Corp. - General Division+             1,331         117,045
Human Genome Sciences Inc.+                   1,900         104,381
IDEC Pharmaceuticals Corp.+                   2,700         152,212
Immunex Corp.+                                4,256         138,586
Immunomedics Inc.+                            1,400          18,112
Incyte Genomics Inc.+                         1,800          30,262
Millennium Pharmaceuticals Inc.+              3,300         111,375
Protein Design Labs Inc.+*                      900          56,362
ViroLogic Inc.+                               2,600           8,694
-------------------------------------------------------------------
                                                          2,858,968
-------------------------------------------------------------------

BUILDING MATERIALS - 0.08%
-------------------------------------------------------------------
American Standard Companies Inc.+             1,427          80,811
Masco Corp.                                   8,878         207,479
Vulcan Materials Co.                          2,128          90,078
-------------------------------------------------------------------
                                                            378,368
-------------------------------------------------------------------

CHEMICALS - 0.72%
-------------------------------------------------------------------
Air Products & Chemicals Inc.                 4,490         182,069
Ashland Inc.                                  2,685         104,205
Cabot Corp.                                   1,916          65,700
Cabot Microelectronics Corp.+                   637          38,578
Crompton Corp.                                6,151          73,197
Dow Chemical Co.                             17,208         564,594
Du Pont (E.I.) de Nemours                    20,141         879,960
Eastman Chemical Co.                          1,425          73,316
Engelhard Corp.                               3,566          85,334
Great Lakes Chemical Corp.*                   1,740          57,611
Hawkins Chemical Inc.                         4,900          47,775
Hercules Inc.*                                4,021          56,616
IMC Global Inc.                               5,394          74,167
Landec Corp.+                                   900           3,600
Lubrizol Corp.                                4,217         136,083
Millennium Chemicals Inc.                     5,339          95,568
PPG Industries Inc.                           3,578         182,836
Praxair Inc.                                  3,100         138,260
Rohm & Haas Co.  "A"                          4,405         161,884
Sherwin-Williams Co.                          3,392          85,139
Sigma-Aldrich Corp.                           3,434         149,379
Solutia Inc.                                  3,301          44,299
Valspar Corp.                                 2,664          87,246
Vertex Pharmaceuticals Inc.+                  1,300          64,675
-------------------------------------------------------------------
                                                          3,452,091
-------------------------------------------------------------------

COMMERCIAL SERVICES - 0.49%
-------------------------------------------------------------------
ANC Rental Corp.+                            14,611          44,746
Aurora Biosciences Corp.+                       700          12,775
Block (H & R) Inc.                            1,819          89,677
Caremark Rx Inc.+*                            4,100          57,400
Cendant Corp.+                               15,732         205,775
Concord EFS Inc.+                             3,172         146,705
Convergys Corp.+                              3,400         144,024
CorVel Corp.+                                 1,000          35,500
Deluxe Corp.                                  3,631          88,415

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                     Shares           Value
-------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
-------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                   3,483    $    103,271
Dun & Bradstreet Corp.+                       1,413          35,466
Ecolab Inc.*                                  2,668         111,923
Equifax Inc.                                  3,019          91,506
First Health Group Corp.+                     1,406          60,019
Landauer Inc.                                 2,000          43,400
Manpower Inc.                                 2,316          78,813
McKesson HBOC Inc.                            6,947         202,019
Modis Professional Services Inc.+             4,954          30,368
Moody's Corp.                                 3,626          97,757
Paychex Inc.                                  7,463         298,054
Plexus Corp.+                                 1,200          37,050
Quintiles Transnational Corp.+                3,175          57,150
Robert Half International Inc.+               4,206         101,196
Servicemaster Co.                             6,445          69,155
Valassis Communications Inc.+                 1,439          43,501
Viad Corp.                                    2,401          58,560
-------------------------------------------------------------------
                                                          2,344,225
-------------------------------------------------------------------

COMPUTERS - 3.39%
-------------------------------------------------------------------
Apple Computer Inc.+                          6,224         113,588
Brocade Communications System Inc.+           2,200          85,387
CAIS Internet Inc.+                           4,300           4,703
Ceridian Corp.+                               3,132          63,360
Cisco Systems Inc.+                         141,884       3,360,877
Commerce One Inc.+                            2,600          45,337
Compaq Computer Corp.                        33,037         667,347
Computer Sciences Corp.+                      3,362         200,745
Data Race Inc.+                                 400             400
Dell Computer Corp.+                         51,056       1,116,850
Diebold Inc.                                  2,635          73,121
DST Systems Inc.+                             1,578          96,258
Echelon Corp.+*                               1,200          19,875
Electronic Data Systems Corp.                 9,126         582,513
EMC Corp.+                                   42,920       1,706,499
Entrust Technologies Inc.+                    1,600          12,850
Extreme Networks Inc.+                        1,000          22,609
Gateway Inc.+                                 6,410         110,252
Hewlett-Packard Co.                          38,250       1,103,512
International Business Machines Corp.        34,440       3,440,556
Internet Security Systems Inc.+                 900          50,175
Intraware Inc.+*                              1,700           3,506
iXL Enterprises Inc.+                         3,000           3,750
Juniper Networks Inc.+*                       4,100         264,706
Juno Online Services Inc.+*                   3,700           5,434
Kana Communications Inc.+                     1,800           5,512
Lexmark International Group Inc. "A"+         2,630         136,760
McDATA Corporation "A"+                       1,517          27,116
MyPoints.com Inc.+                            1,500           1,641
NCR Corp.+                                    3,284         144,496
Network Appliance Inc.+                       6,330         188,317
Palm Inc.+                                   11,246         195,399
Quantum DLT & Storage Group+                  3,513          44,158
Redback Networks Inc.+                        1,500          46,289
RSA Security Inc.+                              864          41,040
SanDisk Corp.+                                  900          19,462
Sapient Corp.+*                               3,200          41,200
Sun Microsystems Inc.+                       63,252       1,257,133
SunGard Data Systems Inc.+*                   1,965         109,450
Synopsys Inc.+*                               1,390          75,494
3Com Corp.+                                   5,967          54,449
Unisys Corp.+                                 6,681         109,435
VeriSign Inc.+*                               3,167         151,917
Veritas Software Corp.+                       7,828         508,331
-------------------------------------------------------------------
                                                         16,311,809
-------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.87%
-------------------------------------------------------------------
Avon Products Inc.                            4,721         200,454
Colgate-Palmolive Co.                        11,148         658,289
Estee Lauder Companies Inc. "A"*              1,102          42,581
Gillette Co.                                 20,628         670,616
International Flavors & Fragrances Inc.       2,200          44,462
Kimberly-Clark Corp.                         10,412         744,458
Procter & Gamble Co.                         25,993       1,832,506
-------------------------------------------------------------------
                                                          4,193,366
-------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.13%
-------------------------------------------------------------------
Aviation Sales Co.+*                          1,100           4,950
Costco Wholesale Corp.+                       8,846         369,320
Fastenal Co.+*                                  901          54,060
Genuine Parts Co.                             3,539          95,411
Grainger (W.W.) Inc.                          2,242          78,492
Tech Data Corp.+                              1,152          35,208
-------------------------------------------------------------------
                                                            637,441
-------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.12%
-------------------------------------------------------------------
American Express Co.                         25,821       1,133,025
Atalanta Sosnoff Capital Corp.                3,200          34,880
Bear Stearns Companies Inc.                   1,940         101,229
Capital One Financial Corp.                   3,910         216,027
CIT Group Inc. (The)                          5,200         120,120
Citigroup Inc.                               97,429       4,791,558
Countrywide Credit Industries Inc.            2,257          99,827
E*trade Group Inc.+*                          3,600          32,436
Edwards (A.G.) Inc.                           2,313          89,906
Fannie Mae                                   19,381       1,544,666
Federated Investors Inc. "B"                  2,700          72,900
Franklin Resources Inc.                       4,643         193,799
Freddie Mac                                  13,437         884,826
Goldman Sachs Group Inc. (The)                4,400         403,700
Hoening Group Inc.+                           3,300          35,062
Household International Inc.                  9,003         521,454
Knight Trading Group Inc.+                    2,300          37,375
Legg Mason Inc.                               1,327          63,484
Lehman Brothers Holdings Inc.                 4,590         315,103
MBNA Corp.                                   16,512         542,915
Merrill Lynch & Co. Inc.                     15,376         921,022
Metris Companies Inc.                         1,300          28,548
Morgan Stanley Dean Witter & Co.             21,682       1,412,149
Pinnacle Global Group Inc.+                   2,500          13,125

LIFEPATH 2020 MASTER PORTFOLIO Schedule of
Investments (Continued)
February 28, 2001

Security                                    Shares           Value
-------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (Continued)
-------------------------------------------------------------------
Providian Financial Corp.*                   5,696      $   284,857
Schwab (Charles) Corp.                      27,244          569,400
Stifel Financial Corp.                       3,300           43,395
Stilwell Financial Inc.                      4,644          148,144
Stockwalk.com Group Inc.+*                   6,100           15,917
T Rowe Price Group Inc.                      2,281           81,403
USA Education Inc.                           3,200          232,096
World Acceptance Corp.+                      5,300           30,475
-------------------------------------------------------------------
                                                         15,014,823
-------------------------------------------------------------------

ELECTRIC - 1.29%
-------------------------------------------------------------------
AES Corp.+                                   9,862          532,252
Ameren Corp.                                 4,507          190,056
American Electric Power Inc.*                7,791          370,384
Cinergy Corp.                                3,196          104,285
CMS Energy Corp.*                            2,402           70,979
Consolidated Edison Inc.                     8,233          303,551
Constellation Energy Group Inc.              3,133          133,779
Dominion Resources Inc.                      4,533          297,184
DTE Energy Co.*                              4,848          176,031
Duke Energy Corp.                           14,192          578,324
Edison International                         8,142          121,316
Entergy Corp.                                4,505          174,929
Exelon Corp.                                 6,429          420,264
FirstEnergy Corp.                            4,950          139,441
FPL Group Inc.                               3,479          226,309
GPU Inc.                                     2,542           78,777
Niagara Mohawk Holdings Inc.+                5,497           94,438
NiSource Inc.                                4,137          118,442
NSTAR                                        3,400          138,210
PG&E Corp.                                   8,419          117,529
Pinnacle West Capital Corp.                  1,939           90,067
Potomac Electric Power Co.                   3,300           73,920
PP&L Resources Inc.                          3,217          146,985
Progress Energy Inc.                         4,309          186,407
Public Service Enterprise Group Inc.         4,789          214,595
Reliant Energy Inc.                          5,799          243,616
Southern Co.                                12,725          393,839
TXU Corporation                              5,348          220,552
Unitil Corp.                                 2,400           60,600
Xcel Energy Inc.                             6,960          196,272
-------------------------------------------------------------------
                                                          6,213,333
-------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.16%
-------------------------------------------------------------------
American Power Conversion Corp.+             4,770           58,134
Emerson Electric Co.                         8,200          548,580
Evercel Inc.+                                  100              894
Molex Inc.*                                  4,084          148,300
Power-One Inc.+                              1,900           33,725
-------------------------------------------------------------------
                                                            789,633
-------------------------------------------------------------------

ELECTRONICS - 0.49%
-------------------------------------------------------------------
Agilent Technologies Inc.+                   9,055          325,980
Andrea Electronics Corp.+                      200              420
Applera Corp. - Applied Biosystems
   Group                                     4,266          294,781
Arrow Electronics Inc.+*                     2,190           60,006
Badger Meter Inc.                            1,400           39,200
Jabil Circuit Inc.+                          4,104           92,258
Johnson Controls Inc.                        1,856          123,387
Millipore Corp.                              1,308           68,670
Parker Hannifin Corp.                        2,548          109,640
PerkinElmer Inc.                             1,572          115,102
Sanmina Corp.+*                              6,304          187,938
Sawtek Inc.+                                 1,000           16,500
SCI Systems Inc.+                            2,304           47,163
Solectron Corp.+                            12,802          348,854
Symbol Technologies Inc.*                    2,888          133,859
Sypris Solutions Inc.+                       1,900           11,875
Tektronix Inc.+                              2,508           61,923
Thermo Electron Corp.+                       4,345          121,225
Vishay Intertechnology Inc.+                 2,372           42,554
Waters Corp.+                                2,404          158,327
-------------------------------------------------------------------
                                                          2,359,662
-------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------
Fluor Corp.+                                 1,279           48,755
UNIFAB International Inc.+                   3,800           30,400
Washington Group Warrants
   (Expires 03/11/03)+                          27               70
-------------------------------------------------------------------
                                                             79,225
-------------------------------------------------------------------

ENTERTAINMENT - 0.03%
-------------------------------------------------------------------
Golden Books Family Entertainment Inc..+         2                1
International Game Technology Inc.+          2,713          146,502
-------------------------------------------------------------------
                                                            146,503
-------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.08%
-------------------------------------------------------------------
Allied Waste Industries Inc.+                4,492           72,546
EarthCare Co.+                               2,300            5,031
Waste Management Inc.                       12,230          310,275
-------------------------------------------------------------------
                                                            387,852
-------------------------------------------------------------------

FOOD - 0.95%
-------------------------------------------------------------------
Albertson's Inc.                             7,953          231,035
Archer-Daniels- Midland Co.                 12,302          185,145
Campbell Soup Co.                            9,547          285,742
ConAgra Foods Inc.                           9,907          194,970
Flowers Industries Inc.                      3,119           54,894
General Mills Inc.                           5,260          235,911
Heinz (H.J.) Co.                             6,610          281,454
Hershey Foods Corp.                          2,528          162,020
Hormel Foods Corp.                           3,780           81,270
IBP Inc.                                     2,236           59,366
Kellogg Co.                                  9,106          242,129
Kroger Co.+                                 16,210          392,930
McCormick & Co. Inc.                         2,651          104,184

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                    Shares           Value
------------------------------------------------------------------

FOOD (Continued)
------------------------------------------------------------------
Quaker Oats Co.                              2,310     $   225,271
Ralston Purina Group                         6,101         190,229
Safeway Inc.+                                9,720         527,893
Sara Lee Corp.                              16,299         353,525
SUPERVALU Inc.                               3,740          52,472
Sysco Corp.                                 13,150         358,469
Whole Foods Market Inc.+*                    1,201          51,793
Winn-Dixie Stores Inc.                       4,653         118,838
Wrigley (William Jr.) Co.                    2,134         198,718
------------------------------------------------------------------
                                                         4,588,258
------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.23%
------------------------------------------------------------------
Bowater Inc.                                 1,460          73,482
Georgia-Pacific (Timber Group)               2,157          68,442
Georgia-Pacific Corp.                        4,612         138,406
International Paper Co.                      9,246         348,204
Mead Corp.                                   2,246          61,518
Temple-Inland Inc.                           1,016          48,351
Westvaco Corp.                               2,128          55,775
Weyerhaeuser Co.                             4,099         220,280
Willamette Industries Inc.                   2,232         103,743
------------------------------------------------------------------
                                                         1,118,201
------------------------------------------------------------------

GAS - 0.03%
------------------------------------------------------------------
EnergySouth Inc.                             2,200          46,200
Sempra Energy                                4,553         101,760
------------------------------------------------------------------
                                                           147,960
------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.05%
------------------------------------------------------------------
Black & Decker Corp.                         1,582          65,669
Jore Corporation+                            4,400          15,950
SPX Corp.+                                     555          53,835
Stanley Works (The)                          1,924          66,955
Starrett (LS) Co.  "A"                       1,600          35,680
------------------------------------------------------------------
                                                           238,089
------------------------------------------------------------------

HEALTH CARE - 1.63%
------------------------------------------------------------------
Aetna Inc.+                                  1,918          71,407
American Retirement Corp.+*                  3,300          14,025
Apogent Technologies Inc.+                   1,841          36,967
Bard (C.R.) Inc.                             1,523          67,576
Bausch & Lomb Inc.*                          1,145          61,509
Baxter International Inc.                    5,630         518,467
Beckman Coulter Inc.                         3,090         124,990
Becton Dickinson & Co.                       5,092         183,210
Biomet Inc.                                  3,777         146,575
Boston Scientific Corp.+                     8,377         138,137
Cyber-Care Inc.+                             2,500           8,125
Endocardial Solutions Inc.+                    900           4,387
Enzon Inc.+                                  1,100          69,919
Guidant Corp.+                               6,174         314,689
HCA - The Healthcare Company                11,271         446,332
Health Management Associates
   Inc.  "A "+                               4,164          72,037
Health Net Inc.+                             3,302     $    72,545
Healthsouth Corp.+                           8,407         133,839
Healthtronics Inc.+                            100           1,012
Humana Inc.+                                 4,400          59,400
Johnson & Johnson                           27,105       2,638,130
LCA-Vision Inc.+                            13,600          37,400
Manor Care Inc.+                             2,700          65,853
Medtronic Inc.                              23,668       1,211,328
OrthAlliance Inc.  "A "+                       500           1,297
Oxford Health Plans Inc.+                    1,565          51,743
Quest Diagnostics Inc.+                        751          79,155
SciQuest.com Inc.+                           3,200           6,000
St. Jude Medical Inc.+                       2,030         113,924
Stryker Corp.                                3,974         223,140
Tenet Healthcare Corp.+                      6,603         304,596
UnitedHealth Group Inc.                      5,998         355,262
Universal Health Services Inc.  "B "+          801          71,890
Wellpoint Health Networks Inc.+              1,461         144,420
------------------------------------------------------------------
                                                         7,849,286
------------------------------------------------------------------

HOLDING COMPANIES - DIVERSIFIED - 0.16%
------------------------------------------------------------------
Berkshire Hathaway Inc.  "A "+                  11         773,300
------------------------------------------------------------------
                                                           773,300
------------------------------------------------------------------

HOME BUILDERS - 0.02%
------------------------------------------------------------------
Clayton Homes Inc.                           6,988          89,097
------------------------------------------------------------------
                                                            89,097
------------------------------------------------------------------

HOME FURNISHINGS - 0.07%
------------------------------------------------------------------
Ethan Allen Interiors Inc.                   2,101          71,350
Leggett & Platt Inc.                         4,378          84,671
Maytag Corp.                                 1,719          57,586
Polycom Inc.+                                1,800          39,150
Whirlpool Corp.                              1,260          66,616
------------------------------------------------------------------
                                                           319,373
------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.12%
------------------------------------------------------------------
Avery Dennison Corp.                         2,182         115,646
Clorox Co.                                   4,624         166,279
Fortune Brands Inc.                          2,794          94,381
Newell Rubbermaid Inc.                       5,257         138,312
Tupperware Corp.                             3,606          85,102
Water Pik Technologies Inc.+                     1               6
------------------------------------------------------------------
                                                           599,726
------------------------------------------------------------------

INSURANCE - 1.98%
------------------------------------------------------------------
AFLAC Inc.                                   4,948         297,672
Allmerica Financial Corp.                    1,184          62,930
Allstate Corp.                              13,851         552,101
Ambac Financial Group Inc.                   2,128         120,019
American General Corp.                       5,122         390,501
American International Group Inc.           45,515       3,723,127
American National Insurance Co.              1,200          87,619

February 28, 2001

Security                                    Shares           Value
------------------------------------------------------------------

INSURANCE (Continued)
------------------------------------------------------------------
AON Corp.                                    4,889     $   167,529
Capitol Transamerica Corp.                   3,100          38,944
Ceres Group Inc.+                            4,600          29,900
Chubb Corp.                                  3,223         231,250
CIGNA Corp.                                  2,721         298,412
Cincinnati Financial Corp.                   3,100         114,119
CNA Financial Corp.+                         3,400         128,554
Conseco Inc.                                 6,861          96,191
EMC Insurance Group Inc.                     3,900          40,462
Hancock (John) Financial Services Inc.       3,800         130,720
Hartford Financial Services Group Inc.       4,250         271,363
HealthAxis Inc.+                            14,900          20,488
Intercontinental Life Corp.+                 3,100          32,163
Jefferson-Pilot Corp.                        2,115         142,784
Lincoln National Corp.                       3,368         147,754
Loews Corp.                                  1,807         196,367
Marsh & McLennan Companies Inc.              5,390         576,730
MBIA Inc.                                    1,902         144,514
MetLife Inc.*                               14,200         438,070
MGIC Investment Corp.                        2,111         122,332
Navigators Group Inc.+                       2,400          33,300
Old Republic International Corp.             2,624          74,128
PMI Group Inc. (The)                           621          34,782
Progressive Corporation                      1,434         141,966
Protective Life Corp.                        1,302          39,190
Radian Group Inc.*                             626          38,718
SAFECO Corp.*                                2,167          47,132
St. Paul Companies Inc.                      3,958         183,216
Stewart Information Services Corp.+          2,800          51,240
Torchmark Corp.                              2,366          82,289
Unitrin Inc.                                 1,402          53,977
UNUMProvident Corp.                          4,469         116,954
------------------------------------------------------------------
                                                         9,499,507
------------------------------------------------------------------
IRON / STEEL - 0.04%
------------------------------------------------------------------
Allegheny Technologies Inc.                  3,191          56,548
Nucor Corp.                                  1,786          78,941
USX-U.S. Steel Group Inc.                    3,099          47,229
------------------------------------------------------------------
                                                           182,718
------------------------------------------------------------------
LEISURE TIME - 0.19%
------------------------------------------------------------------
Callaway Golf Co.                            3,316          79,750
Carnival Corp. "A"                          11,390         379,743
Harley-Davidson Inc.                         6,082         263,655
Royal Caribbean Cruises Ltd.*                1,400          39,550
Sabre Holdings Corp.+                        2,953         127,333
------------------------------------------------------------------
                                                           890,031
------------------------------------------------------------------
LODGING - 0.13%
------------------------------------------------------------------
Harrah's Entertainment Inc.+                 2,532          78,543
Hilton Hotels Corp.                          7,555          80,914
Mandalay Resort Group Inc.+                  2,111          42,811
Marriott International Inc. "A"              4,645         198,249
Park Place Entertainment Corp.+              4,986          55,594
Starwood Hotels & Resorts
   Worldwide Inc.                            5,290         184,621
------------------------------------------------------------------
                                                           640,732
------------------------------------------------------------------
MACHINERY - 0.21%
------------------------------------------------------------------
Ag-Chem Equipment Co. Inc.+                  1,700          43,138
Caterpillar Inc.                             6,510         270,816
Deere & Co.                                  4,575         186,203
Dover Corp.                                  4,322         165,792
Hardinge Inc.                                2,500          32,188
Ingersoll-Rand Co.                           3,292         142,708
Rockwell International Corp.                 3,669         168,627
------------------------------------------------------------------
                                                         1,009,472
------------------------------------------------------------------
MANUFACTURERS - 2.91%
------------------------------------------------------------------
Cooper Industries Inc.                       1,923          82,689
Crane Co.                                    1,887          50,289
Danaher Corp.                                2,903         184,166
Eastman Kodak Co.                            6,266         281,970
Eaton Corp.*                                 1,439         102,385
FMC Corp.+                                     708          54,346
General Electric Co.                       194,902       9,062,943
Honeywell International Inc.                15,709         733,767
Illinois Tool Works Inc.                     5,904         357,487
ITT Industries Inc.                          1,941          78,708
Minnesota Mining &
   Manufacturing Co.                         7,507         846,414
Pall Corp.                                   3,020          69,067
Textron Inc.                                 4,316         228,662
Tyco International Ltd.                     34,156       1,866,625
------------------------------------------------------------------
                                                        13,999,518
------------------------------------------------------------------
MEDIA - 2.20%
------------------------------------------------------------------
AOL Time Warner Inc.+                       84,945       3,740,128
Belo (A.H.) Corp.                            4,978          89,604
Cablevision Systems Corp.+*                  1,990         154,424
Clear Channel Communications Inc.+          11,463         655,110
Comcast Corp. "A"+                          17,300         749,306
Dow Jones & Co. Inc.                         2,820         173,712
5th Avenue Channel Corp.+                   66,200          43,444
Gannett Co. Inc.                             4,901         324,152
Gemstar-TV Guide International Inc.+         5,200         235,300
Gray Communications Systems
   Inc. "B"                                  2,800          48,020
Harcourt General Inc.                        2,194         122,952
Hispanic Broadcasting Corp.+                 2,428          54,630
Knight Ridder Inc.*                          1,934         115,557
McGraw-Hill Companies Inc.                   3,690         217,562
New York Times Co. "A"                       3,427         151,473
Readers Digest Association Inc.
   (The) "A"                                 2,028          65,079
Source Media Inc.+                             400             350
Tribune Co.                                  5,842         237,185
UnitedGlobalCom Inc. "A"+*                   2,000          31,625
Univision Communications Inc.+               4,176         137,808

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                     Shares           Value
-------------------------------------------------------------------

MEDIA (Continued)
-------------------------------------------------------------------
USA Networks Inc.+                            3,878    $     91,375
Viacom Inc. "B"+                             33,739       1,676,816
Walt Disney Co. (The)                        40,143       1,242,426
Washington Post Company (The) "B"               358         222,497
-------------------------------------------------------------------
                                                         10,580,535
-------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
-------------------------------------------------------------------
Precision Castparts Corp.                     2,052          79,105
-------------------------------------------------------------------
                                                             79,105
-------------------------------------------------------------------

MINING - 0.18%
-------------------------------------------------------------------
Alcoa Inc.                                   16,818         601,412
Arch Coal Inc.                                2,700          63,585
Newmont Mining Corp.                          5,953         100,300
Phelps Dodge Corp.                            1,871          86,066
-------------------------------------------------------------------
                                                            851,363
-------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.08%
-------------------------------------------------------------------
Herman Miller Inc.                            2,476          63,448
HON Industries Inc.                           2,999          74,525
Pitney Bowes Inc.                             5,593         190,442
Xerox Corp.                                  12,560          75,862
-------------------------------------------------------------------
                                                            404,277
-------------------------------------------------------------------

OIL & GAS PRODUCERS - 2.37%
-------------------------------------------------------------------
Amerada Hess Corp.                            2,864         206,208
Anadarko Petroleum Corp.                      4,927         307,938
Apache Corp.                                  2,686         157,668
Burlington Resources Inc.                     4,573         205,511
Chevron Corp.                                12,023       1,029,890
Conoco Inc.                                  11,970         344,736
Devon Energy Corp.                            2,932         167,124
Diamond Offshore Drilling Inc.*                 965          40,434
ENSCO International Inc.                      2,219          84,566
EOG Resources Inc.                            2,465         107,474
Exxon Mobil Corp.                            67,517       5,472,253
Global Marine Inc.+                           2,507          71,976
Kerr-McGee Corp.*                             1,944         125,660
Murphy Oil Corp.                              1,932         121,658
Nabors Industries Inc.+                       2,866         162,502
Noble Affiliates Inc.                         1,891          83,866
Noble Drilling Corp.+*                        2,756         128,292
Occidental Petroleum Corp.                    7,022         168,458
Ocean Energy Inc.                             4,182          75,276
Phillips Petroleum Co.*                       4,831         257,541
Pioneer Natural Resources Co.+                5,409          91,142
Rowan Companies Inc.+*                        2,679          76,485
Santa Fe International Corp.                  1,700          63,665
Sunoco Inc.                                   3,653         121,426
Texaco Inc.                                  10,127         649,141
Tosco Corp.                                   3,470         138,974
Transocean Sedco Forex Inc.                   5,943         286,037
Ultramar Diamond Shamrock Corp.               7,115         258,986
Unocal Corp.                                  4,630         163,254
USX-Marathon Group Inc.                       5,679         156,854
WD-40 Company                                 2,000          40,500
-------------------------------------------------------------------
                                                         11,365,495
-------------------------------------------------------------------

OIL & GAS SERVICES - 0.37%
-------------------------------------------------------------------
Baker Hughes Inc.                             5,718         224,146
BJ Services Co.+                              1,241          94,316
Cooper Cameron Corp.+                         1,140          68,149
Grant Prideco Inc. +                          3,320          60,656
Halliburton Co.*                              8,484         337,833
OSCA Inc.+                                    2,600          53,300
Schlumberger Ltd.                            10,671         680,276
Smith International Inc.+*                      837          63,277
Tidewater Inc.                                1,024          49,869
Varco International Inc.+                     2,326          52,172
Weatherford International Inc.+               1,720          89,492
-------------------------------------------------------------------
                                                          1,773,486
-------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.03%
-------------------------------------------------------------------
Crown Cork & Seal Co. Inc.                    5,339          30,219
Sealed Air Corp.+*                            1,812          70,940
Smurfit-Stone Container Corp.+                2,737          39,515
-------------------------------------------------------------------
                                                            140,674
-------------------------------------------------------------------

PHARMACEUTICALS - 4.47%
-------------------------------------------------------------------
Abbott Laboratories                          30,206       1,479,792
Allergan Inc.                                 3,168         275,458
ALZA Corp.+                                   4,916         194,428
American Home Products Corp.                 25,528       1,576,865
ATSI Communications Inc.+                     1,700          57,800
Bergen Brunswig Corp. "A"                         1              15
Bristol-Myers Squibb Co.                     38,214       2,423,150
Cardinal Health Inc.                          5,743         582,915
Celgene Corp.+                                1,400          36,575
COR Therapeutics Inc.+*                       1,500          51,563
Dentsply International Inc.                   3,152         118,594
Forest Laboratories Inc. "A"+                 3,710         257,956
Gilead Sciences Inc.+*                        1,800          67,275
ICN Pharmaceuticals Inc.                      2,407          63,930
Imclone Systems Inc.+*                        1,500          53,063
IVAX Corporation+                             3,054         114,525
King Pharmaceuticals Inc.+                    3,400         156,060
Lilly (Eli) and Company                      21,918       1,741,604
Medarex Inc.+                                 1,600          40,900
MedImmune Inc.+                               4,500         196,594
Merck & Co. Inc.                             45,030       3,611,406
Mylan Laboratories Inc.                       2,748          64,303
Omnicare Inc.                                 2,865          63,517
Pfizer Inc.                                 124,004       5,580,180
Pharmacia Corporation                        25,052       1,295,188
Schering-Plough Corp.                        28,426       1,144,147
Sepracor Inc.+*                               1,400          72,713
Watson Pharmaceuticals Inc.+                  2,850         158,175
-------------------------------------------------------------------
                                                         21,478,691
-------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                     Shares           Value
-------------------------------------------------------------------

PIPELINES - 0.46%
-------------------------------------------------------------------
El Paso Corp.                                 9,635      $  677,341
Enron Corp.                                  14,510         993,935
Questar Corp.                                 5,458         149,549
Williams Companies Inc.                       9,164         382,139
-------------------------------------------------------------------
                                                          2,202,964
-------------------------------------------------------------------

REAL ESTATE - 0.03%
-------------------------------------------------------------------
Annaly Mortgage Management Inc.               4,700          54,050
Catellus Development Corp.+                   5,241          94,443
-------------------------------------------------------------------
                                                            148,493
-------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.45%
-------------------------------------------------------------------
Apartment Investment & Management Co. "A"     5,052         222,288
Archstone Communities Trust*                  8,553         209,634
AvalonBay Communities Inc.                    5,290         251,222
Capital Automotive REIT                         200           2,838
Duke-Weeks Realty Corp.                       9,028         206,741
Equity Office Properties Trust                8,598         247,794
Equity Residential Properties Trust           3,491         181,881
Host Marriott Corp.                          15,939         201,150
Simon Property Group Inc.                     7,128         182,548
Spieker Properties Inc.                       3,815         213,564
Vornado Realty Trust                          6,078         229,809
-------------------------------------------------------------------
                                                          2,149,469
-------------------------------------------------------------------

RETAIL - 3.03%
-------------------------------------------------------------------
Amazon.com Inc.+*                             4,478          45,620
AutoNation Inc.+                              9,189          76,269
AutoZone Inc.+                                3,371          85,151
Bed Bath & Beyond Inc.+                       5,858         144,253
Best Buy Co. Inc.+                            4,234         173,425
BJ's Wholesale Club Inc.+                     1,872          85,195
Brinker International Inc.+                   3,060          90,454
Cash American Investments Inc.                4,400          27,940
CDW Computer Centers Inc.+                    1,200          39,900
Circuit City Stores Inc.                      4,416          66,991
CVS Corp.                                     7,673         468,053
Darden Restaurants Inc.                       5,529         120,145
Dollar General Corp.                          6,731         125,197
Dollar Tree Stores Inc.+                      1,630          45,334
eBay Inc.+                                    2,600          99,653
eToys Inc.+                                     500              47
Family Dollar Stores Inc.                     4,217         110,738
Federated Department Stores Inc.+             4,036         195,141
Gap Inc.                                     17,006         463,243
Golden State Bancorp Inc.+                      800           1,050
Home Depot Inc.                              45,775       1,945,438
Intimate Brands Inc.                          2,400          37,920
Kmart Corp.+                                 12,682         118,577
Kohls Corp.+                                  6,566         432,765
Limited Inc.                                  8,564         151,155
Lowe's Companies Inc.                         7,503         419,268
May Department Stores Co.                     6,777         268,301
McDonald's Corp.                             27,512         808,853
Nordstrom Inc.                                4,251          78,431
Office Depot Inc.+                            6,828          62,818
Outback Steakhouse Inc.+                      1,915          50,939
Payless Shoesource Inc.+                      1,102          84,171
Penney (J.C.) Company Inc.                    5,746          92,970
Pier 1 Imports Inc.                           3,430          44,590
RadioShack Corp.                              3,754         160,671
Rite Aid Corp.+                               8,407          43,885
Ross Stores Inc.                              2,830          59,430
Saks Inc.+                                    5,032          60,384
Sears, Roebuck and Co.                        6,312         259,108
Staples Inc.+*                                9,396         139,766
Starbucks Corp.+                              3,756         178,880
Target Corp.                                 17,562         684,918
Tiffany & Co.                                 2,984          92,832
TJX Companies Inc.                            5,863         179,291
Toys R Us Inc.+                               5,170         127,182
Tricon Global Restaurants Inc.+               2,975         114,538
Walgreen Co.                                 19,964         884,804
Wal-Mart Stores Inc.                         87,970       4,406,417
Wendy's International Inc.                    3,674          90,932
-------------------------------------------------------------------
                                                         14,543,033
-------------------------------------------------------------------

SEMICONDUCTORS - 1.87%
-------------------------------------------------------------------
Advanced Micro Devices Inc.+*                 6,284         135,106
Altera Corp.+                                 8,140         188,238
Analog Devices Inc.+                          7,012         261,548
Applied Materials Inc.+                      15,808         667,888
Applied Micro Circuits Corp.+*                5,946         159,056
Atmel Corp.+                                  6,200          65,100
Broadcom Corp. "A"+*                          4,700         231,475
Conexant Systems Inc.+                        4,964          60,809
Cree Inc.+*                                   1,600          33,600
Cypress Semiconductor Corp.+*                 1,896          37,124
Integrated Device Technology Inc.+            2,090          60,479
Intel Corp.                                 132,584       3,786,931
International Rectifier Corp.+*               1,477          48,741
KLA-Tencor Corp.+                             3,758         134,349
Lam Research Corp.+                           2,114          45,451
Lattice Semiconductor Corp.+                  2,656          49,136
Linear Technology Corp.                       6,138         243,218
LSI Logic Corp.+                              6,344         102,202
Maxim Integrated Products Inc.+*              5,582         257,470
Microchip Technology Inc.+                    2,808          67,041
Micron Technology Inc.+                      11,102         379,910
National Semiconductor Corp.+                 3,634          74,206
Novellus Systems Inc.+*                       2,831         109,347
NVIDIA Corp.+*                                1,000          44,688
QLogic Corp.+                                 1,973          73,741
Rambus Inc.+                                  1,652          62,983
Teradyne Inc.+                                3,662         114,364
Texas Instruments Inc.                       33,724         996,544
Transwitch Corp.+                             2,000          40,125
TriQuint Semiconductor Inc.+                  1,900          34,556
Varian Semiconductor Equipment
   Associates Inc.+                           1,520          42,845

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                    Shares           Value
------------------------------------------------------------------

SEMICONDUCTORS (Continued)
------------------------------------------------------------------
Vitesse Semiconductor Corp.+                 3,556    $    140,240
Xilinx Inc.+                                 6,448         250,666
------------------------------------------------------------------
                                                         8,999,177
------------------------------------------------------------------

SOFTWARE - 2.80%
------------------------------------------------------------------
Adobe Systems Inc.                           4,752         138,105
Akamai Technologies Inc.+*                     800          13,550
Ariba Inc.+*                                 3,300          54,450
At Home Corp. "A "+                          5,152          29,946
Autodesk Inc.                                2,121          80,863
Automatic Data Processing Inc.              12,398         731,482
BEA Systems Inc.+                            2,652         101,771
BMC Software Inc.+                           4,859         146,377
BroadVision Inc.+                            5,500          39,875
Cadence Design Systems Inc.+                 4,825         122,314
CheckFree Corp.+                             1,200          57,825
ChoicePoint Inc.+                            1,538          85,051
Citrix Systems Inc.+                         4,000         104,000
CMGI Inc.+*                                  4,000          16,250
Computer Associates International Inc.      11,346         353,882
Compuware Corp.+                             8,090          83,428
DoubleClick Inc.+                            2,100          28,219
eFunds Corp.+                                2,002          30,531
Electronic Arts Inc.+                        2,204         110,200
Exodus Communications Inc.+*                 6,700          97,988
First Data Corp.                             7,573         467,708
Fiserv Inc.+                                 1,782          88,209
Homestore.com Inc.+*                         1,300          38,838
i2 Technologies Inc.+                        4,832         129,860
IMS Health Inc.                              5,945         159,921
InfoSpace Inc.+                              5,500          20,969
Inktomi Corp.+                               2,100          23,756
Internet Pictures Corp.+                     2,500           1,484
Intuit Inc.+                                 3,767         154,918
Macromedia Inc.+                             1,014          29,723
Mercury Interactive Corp.+                   1,800         113,288
Micromuse Inc.+                              1,600          65,700
Microsoft Corp.+                           105,310       6,213,290
Network Associates Inc.+                     3,167          20,487
Novell Inc.+                                 7,970          47,322
Openwave Systems Inc.+                       1,622          59,761
Oracle Corp.+                              110,352       2,096,688
Parametric Technology Corp.+                 6,133          81,646
PeopleSoft Inc.+                             5,920         190,920
Peregrine Systems Inc.+*                     2,500          61,563
PSINET Inc.+*                                3,000           3,844
Rational Software Corp.+                     3,956         138,213
RealNetworks Inc.+                           2,300          16,531
Reynolds & Reynolds Co. "A"                  2,688          59,082
Siebel Systems Inc.+                         8,436         322,677
Sybase Inc.+                                 3,227          63,330
Symantec Corp.+                              1,422          64,790
TIBCO Software Inc.+                         1,100          14,850
VA Linux Systems Inc.+                         800           3,350
Vignette Corp.+                              3,200          19,700
webMethods Inc.+*                              600          25,800
Yahoo! Inc.+                                 10,558        251,412
------------------------------------------------------------------
                                                        13,475,737
------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.95%
------------------------------------------------------------------
ADC Telecommunications Inc.+                 15,548        172,972
Advanced Fibre Communications Inc.+           1,627         30,811
American Tower Corp.+*                        2,328         67,372
Andrew Corp.+                                 2,594         38,910
Avaya Inc.+                                   5,912         82,768
Ciena Corp.+*                                 4,880        327,875
Comverse Technology Inc.+                     3,326        249,242
Harris Corp.                                  1,720         43,189
JDS Uniphase Corp.+                          25,660        686,405
Lucent Technologies Inc.                     65,946        764,314
Motorola Inc.                                43,097        653,782
Nx Networks Inc.+                               400            638
QUALCOMM Inc.+                               14,826        812,650
RF Micro Devices Inc.+*                       2,700         30,038
Scientific-Atlanta Inc.                       3,588        168,277
Sonus Networks Inc.+*                         1,900         53,081
Sycamore Networks Inc.+                       2,200         39,875
Syntellect Inc.+                                300            938
Tellabs Inc.+                                 8,284        360,872
------------------------------------------------------------------
                                                         4,584,009
------------------------------------------------------------------

TELECOMMUNICATIONS - 1.45%
------------------------------------------------------------------
Allegiance Telecom Inc.+                      2,450         49,613
Arch Wireless Inc.+                          12,000         10,500
Broadwing Inc.+                               3,941         92,692
Cabletron Systems Inc.+                       4,129         55,535
Citizen Communications Co.+                   4,900         75,754
Corning Inc.                                 18,404        498,748
Cox Communications Inc. "A "+*                3,175        131,826
Crown Castle International Corp.+             2,700         67,838
Digital Lightware Inc.+                         700         19,206
Echostar Communications Corp.+                3,800         99,275
Emulex Corp.+                                 1,600         49,300
General Motors Corp. "H "+                    9,284        210,468
Global Crossing Ltd.+                        17,786        288,667
Interspeed Inc.+                                500             60
Leap Wireless International Inc.+             1,194         36,492
Level 3 Communications Inc.+*                 4,000        101,250
Loral Space & Communications Ltd.+            5,900         21,889
McLeodUSA Inc. "A "+*                         6,162         80,876
Metromedia Fiber Network Inc. "A "+*          5,400         51,300
MRV Communications Inc.+*                     1,900         23,394
Newport Corp.*                                  800         39,100
Next Level Communications Inc.+*              2,300         20,197
Nextel Communications Inc. "A "+             14,866        357,713
NTL Inc.+*                                    2,105         54,709
Powerwave Technologies Inc.+                  1,200         18,769
Qwest Communications
   International Inc.+                       32,673      1,207,921
Sprint Corp. (PCS Group)+*                   18,480        465,326
Verizon Communications Inc.                  52,556      2,601,522
Voicestream Wireless Corp.+                   2,167        205,865

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                                Shares            Value
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (Continued)
-------------------------------------------------------------------------------
Winstar Communications Inc.+*                            2,600     $     32,825
-------------------------------------------------------------------------------
                                                                      6,968,630
-------------------------------------------------------------------------------

TELEPHONE - 1.74%
-------------------------------------------------------------------------------
Alltel Corp.                                             5,949          319,461
AT&T Corp.                                              73,419        1,688,637
BellSouth Corp.                                         36,301        1,523,190
CenturyTel Inc.                                          3,753          108,161
SBC Communications Inc.                                 66,193        3,157,406
Sprint Corp. (FON Group)                                17,870          399,573
Telephone & Data Systems Inc.                            1,325          123,821
WorldCom Inc.+                                          56,732          943,170
XO Communications Inc. "A"+*                             5,200           77,350
-------------------------------------------------------------------------------
                                                                      8,340,769
-------------------------------------------------------------------------------

TEXTILES - 0.02%
-------------------------------------------------------------------------------
Cintas Corp.+*                                           1,975           71,131
-------------------------------------------------------------------------------
                                                                         71,131
-------------------------------------------------------------------------------

TOBACCO - 0.49%
-------------------------------------------------------------------------------
Philip Morris Companies Inc.                            42,464        2,045,916
R.J. Reynolds Tobacco Holdings Inc.                      4,148          234,362
UST Inc.                                                 2,813           81,127
-------------------------------------------------------------------------------
                                                                      2,361,405
-------------------------------------------------------------------------------

TOYS/GAMES/HOBBIES - 0.04%
-------------------------------------------------------------------------------
Hasbro Inc.                                              5,332           65,477
Marvel Enterprises Inc. "C" Warrants
   (Expires 10/02/01)+                                      66                4
Mattel Inc.                                              8,276          140,361
-------------------------------------------------------------------------------
                                                                        205,842
-------------------------------------------------------------------------------

TRANSPORTATION - 0.28%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       7,257          217,783
CNF Transportation Inc.                                  2,436           84,139
CSX Corp.+*                                              3,883          129,848
FedEx Corp.+                                             6,106          249,919
Kansas City Southern Industries Inc.+                    5,411           81,057
Norfolk Southern Corp.                                   8,171          147,813
Old Dominion Freight Line Inc.+                          3,800           38,950
P.A.M. Transportation Services Inc.+                     5,100           39,525
Union Pacific Corp.                                      4,445          244,208
United Parcel Service Inc.                               1,700           96,101
-------------------------------------------------------------------------------
                                                                      1,329,343
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------------------
GATX Corporation                                         2,431          106,283
-------------------------------------------------------------------------------
                                                                        106,283
-------------------------------------------------------------------------------

WATER - 0.03%
-------------------------------------------------------------------------------
American Water Works Inc.                                1,765           48,943
Connecticut Water Service Inc.                           1,400           41,125
-------------------------------------------------------------------------------
Middlesex Water Co.                                      1,500           45,188
-------------------------------------------------------------------------------
                                                                        135,256
-------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: 218,999,116)                                                 237,869,993
-------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 12.59%

AUSTRALIA - 0.50%
-------------------------------------------------------------------------------
Coles Myer Ltd. ADR                                      8,635          230,555
National Australia Bank*                                 9,602          754,237
News Corporation Ltd.                                    7,404          270,616
Rio Tinto PLC ADR                                        8,130          603,327
Westpac Banking Corp. ADR                               13,689          503,071
-------------------------------------------------------------------------------
                                                                      2,361,806
-------------------------------------------------------------------------------

CANADA - 0.36%
-------------------------------------------------------------------------------
Alcan Aluminium Ltd.                                     6,200          228,718
Barrick Gold Corp.                                       9,997          161,951
Inco Ltd.+                                               6,195          110,829
Nortel Networks Corp.                                   60,934        1,126,670
Placer Dome Inc.*                                       11,816          110,716
-------------------------------------------------------------------------------
                                                                      1,738,884
-------------------------------------------------------------------------------

DENMARK - 0.55%
-------------------------------------------------------------------------------
Novo-Nordisk A/S ADR*                                   22,236        2,212,482
Tele Denmark A/S ADR*                                   27,932          452,498
-------------------------------------------------------------------------------
                                                                      2,664,980
-------------------------------------------------------------------------------

FINLAND - 0.17%
-------------------------------------------------------------------------------
Nokia OYJ*                                              37,748          830,456
-------------------------------------------------------------------------------
                                                                        830,456
-------------------------------------------------------------------------------

FRANCE - 1.73%
-------------------------------------------------------------------------------
Alcatel SA ADR*                                         33,754        1,306,955
Aventis SA*                                             20,186        1,630,221
AXA-UAP ADR*                                            18,917        1,178,529
France Telecom SA ADR                                    5,330          322,465
LVMH Moet-Hennessy Louis
   Vuitton ADR*                                         42,665          527,979
Total Fina SA*                                          41,850        2,950,844
Total Fina SA Warrants
   (Expires 08/08/03)+                                      81            2,256
Vivendi Universal SA ADR*                                5,792          366,054
-------------------------------------------------------------------------------
                                                                      8,285,303
-------------------------------------------------------------------------------

GERMANY - 0.59%
-------------------------------------------------------------------------------
DaimlerChrysler AG*                                     33,919        1,662,709
Deutsche Telekom AG ADR*                                31,885          783,414
SAP AG ADR*                                              9,670          374,132
-------------------------------------------------------------------------------
                                                                      2,820,255
-------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                    Shares    Value
------------------------------------------------------------------
IRELAND - 0.21%
------------------------------------------------------------------
Allied Irish Banks PLC ADR*                 45,369     $   994,035
------------------------------------------------------------------
                                                           994,035
------------------------------------------------------------------

ITALY - 0.47%
------------------------------------------------------------------
Benetton Group SpA ADR*                     19,442         700,884
ENI-Ente Nazionale Idrocarburi
   SpA ADR*                                  6,110         401,733
Fiat SpA ADR                                17,810         448,456
San Paolo-IMI SpA ADR*                      23,940         742,858
------------------------------------------------------------------
                                                         2,293,931
------------------------------------------------------------------

JAPAN - 2.78%
------------------------------------------------------------------
Canon Inc. ADR                              13,725         449,768
Fuji Photo Film Co. Ltd. ADR                10,314         368,726
Hitachi Ltd. ADR                             6,248         548,262
Honda Motor Company Ltd. ADR                 7,017         554,343
Ito-Yokado Co. Ltd. ADR                     12,730         637,296
Japan Air Lines ADR+                        80,225         691,941
Kirin Brewery Co. Ltd. ADR                  10,146         971,480
Kubota Corp. ADR                            11,726         656,656
Kyocera Corp. ADR                            4,322         390,925
Makita Corp. ADR*                           12,989          82,805
Matsushita Electric Industrial Co. ADR      31,510         588,292
Mitsubishi Corp. ADR                        36,718         500,283
Mitsui & Co. ADR                             4,992         579,072
NEC Corp. ADR*                               9,400         761,400
Nippon Telegraph & Telephone Corp.
   ADR                                      25,250         830,725
Nissan Motor Co. Ltd. ADR+                  43,914         559,904
Pioneer Corp. ADR*                          17,794         459,975
Ricoh Corp. Ltd. ADR                         5,389         468,843
Sony Corp. ADR                               8,340         596,393
Tokio Marine and Fire Insurance Co.
   Ltd. ADR                                 27,806       1,452,864
Toyota Motor Corp. ADR*                     18,191       1,266,094
------------------------------------------------------------------
                                                        13,416,047
------------------------------------------------------------------

NETHERLANDS - 1.64%
------------------------------------------------------------------
Abn Amro Holding NV                         36,161         795,542
Aegon NV ADR                                17,796         621,614
Akzo Nobel NV ADR                           10,440         503,730
Elsevier NV ADR                             32,896         921,088
ING Groep NV ADR                             7,252         503,289
Koninklijke (Royal) Philips
  Electonics NV                             18,917         617,451
Koninklijke Ahold NV ADR*                   24,767         807,652
Royal Dutch Petroleum Co. -
  NY Shares                                 41,602       2,426,645
Unilever NV - NY Shares                     11,207         626,471
------------------------------------------------------------------
                                                         7,823,482
------------------------------------------------------------------

NEW ZEALAND - 0.03%
------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*           8,773         154,843
------------------------------------------------------------------
                                                           154,843
------------------------------------------------------------------

PORTUGAL - 0.06%
------------------------------------------------------------------
Banco Comercial Portugues ADR*              10,550$        277,465
------------------------------------------------------------------
                                                           277,465
------------------------------------------------------------------

SINGAPORE - 0.03%
------------------------------------------------------------------
Chartered Semiconductor
  Manufacturing Ltd. ADR+*                   4,400         128,700
------------------------------------------------------------------
                                                           128,700
------------------------------------------------------------------

SPAIN - 0.55%
------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
  SA ADR*                                   34,665         512,349
Banco Santander Central Hispano
  SA ADR*                                  100,488       1,042,061
Repsol SA                                   21,015         357,465
Telefonica SA ADR+                          14,796         750,897
------------------------------------------------------------------
                                                         2,662,772
------------------------------------------------------------------

SWEDEN - 0.16%
------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson             92,336         764,658
------------------------------------------------------------------
                                                           764,658
------------------------------------------------------------------

SWITZERLAND - 0.14%
------------------------------------------------------------------
Adecco SA ADR*                               4,906         382,423
Sulzer Medica ADR*                          12,660         282,318
------------------------------------------------------------------
                                                           664,741
------------------------------------------------------------------

UNITED KINGDOM - 2.62%
------------------------------------------------------------------
AstraZeneca PLC ADR*                        21,036         972,915
Barclays PLC ADR*                            7,220         889,504
BP Amoco PLC ADR                            19,368         960,653
British Sky Broadcasting PLC ADR+            5,697         478,548
British Telecom PLC ADR*                    12,133       1,028,272
Cadbury    Schweppes PLC ADR                24,192         647,136
Diageo PLC ADR                              33,942       1,373,972
GlaxoSmithKline PLC ADR+                    54,224       2,999,129
Hanson PLC ADR*                             20,687         672,328
Hong Kong & Shanghai Banking ADR*            6,280         417,620
Reuters Group PLC ADR                        5,984         552,024
Vodafone Group PLC ADR*                     59,430       1,623,033
------------------------------------------------------------------
                                                        12,615,134
------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
------------------------------------------------------------------
(Cost $56,378,579)                                      60,497,492
------------------------------------------------------------------

TOTAL COMMON STOCKS
------------------------------------------------------------------
(Cost: $275,377,695)                                   298,367,485
------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                              Face Amount           Value
-----------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 28.91%

U.S. GOVERNMENT SECURITIES - 28.91%
-----------------------------------------------------------------
U.S. Treasury Bonds
  5.25%,         11/15/28            $    260,000     $   249,924
  6.13%,         08/15/29                 500,000         544,906
  6.88%,         08/15/25                 200,000         235,685
  7.25%,         08/15/22                 300,000         364,681
  7.63%,         02/15/07                 400,000         410,578
  7.63%,         11/15/22                 150,000         189,606
  7.63%,         02/15/25                 110,000         140,379
  8.13%,         08/15/19                 850,000       1,108,746
  8.13%,         05/15/21                 400,000         526,776
  8.75%,         11/15/08                 400,000         439,828
  8.75%,         05/15/20                 350,000         484,311
  8.75%,         08/15/20                 400,000         554,496
  9.13%,         05/15/09                 500,000         562,519
  9.38%,         02/15/06                 750,000         900,820
  10.00%,        05/15/10                 500,000         595,312
  10.75%,        02/15/03                 500,000         558,047
  10.75%,        05/15/03               1,000,000       1,129,062
  10.75%,        08/15/05               2,400,000       2,967,000
  11.13%,        08/15/03                 600,000         690,422
  11.25%,        02/15/15                 500,000         789,062
  11.63%,        11/15/02                 370,000         412,637
  11.63%,        11/15/04                 900,000       1,108,265
  11.75%,        11/15/14                 230,000         336,555
  11.88%,        11/15/03                 950,000       1,123,858
  12.00%,        05/15/05                 500,000         636,562
  12.38%,        05/15/04                 700,000         858,047
  12.50%,        08/15/14                 350,000         525,766
  13.75%,        08/15/04                 100,000         128,547
U.S. Treasury Notes
   4.25%,        11/15/03               2,200,000       2,181,051
   4.75%,        02/15/04               1,800,000       1,806,997
   4.75%,        11/15/08               3,700,000       3,651,293
   5.25%,        08/15/03               1,900,000       1,931,249
   5.25%,        05/15/04               1,500,000       1,527,534
   5.38%,        06/30/03               2,000,000       2,038,212
   5.50%,        01/31/03               2,000,000       2,036,182
   5.50%,        02/28/03               2,200,000       2,241,754
   5.50%,        03/31/03               1,500,000       1,529,752
   5.50%,        05/31/03               1,000,000       1,020,843
   5.50%,        02/15/08               2,800,000       2,897,040
   5.50%,        05/15/09               1,550,000       1,602,988
   5.63%,        11/30/02               1,000,000       1,018,244
   5.63%,        12/31/02               1,900,000       1,936,510
   5.63%,        02/15/06               2,300,000       2,389,249
   5.63%,        05/15/08               4,500,000       4,686,813
   5.75%,        10/31/02               1,850,000       1,885,862
   5.75%,        11/30/02                 800,000         816,401
   5.75%,        04/30/03               2,000,000       2,050,352
   5.75%,        08/15/03               2,650,000       2,725,183
   5.75%,        11/15/05               2,800,000       2,927,203
   5.75%,        08/15/10*              1,440,000       1,518,149
   5.88%,        09/30/02               3,000,000       3,060,618
   5.88%,        02/15/04            $  2,000,000     $ 2,068,894
   5.88%,        11/15/04               2,900,000       3,016,331
   5.88%,        11/15/05*              2,100,000       2,202,217
   6.00%,        07/31/02                 900,000         918,081
   6.00%,        09/30/02               1,500,000       1,533,496
   6.00%,        08/15/04               2,100,000       2,188,834
   6.00%,        08/15/09               3,200,000       3,417,658
   6.13%,        08/31/02               1,500,000       1,533,922
   6.13%,        08/15/07               3,840,000       4,103,101
   6.25%,        06/30/02               1,000,000       1,021,560
   6.25%,        07/31/02                 580,000         593,436
   6.25%,        08/31/02                 500,000         512,265
   6.25%,        02/15/03               1,350,000       1,393,539
   6.25%,        02/15/07               2,000,000       2,145,884
   6.38%,        04/30/02               1,500,000       1,530,371
   6.38%,        06/30/02               1,000,000       1,023,465
   6.38%,        08/15/02               2,450,000       2,513,864
   6.50%,        03/31/02               2,950,000       3,008,451
   6.50%,        05/31/02               1,000,000       1,023,246
   6.50%,        05/15/05               2,000,000       2,135,426
   6.50%,        08/15/05               2,950,000       3,159,397
   6.50%,        10/15/06               3,700,000       4,004,096
   6.50%,        02/15/10               2,630,000       2,905,805
   6.63%,        03/31/02               2,000,000       2,042,926
   6.63%,        04/30/02               1,100,000       1,125,715
   6.63%,        05/31/02               1,000,000       1,024,839
   6.63%,        05/15/07               1,950,000       2,132,592
   6.75%,        05/15/05               3,750,000       4,037,018
   6.88%,        05/15/06               2,200,000       2,411,017
   7.00%,        07/15/06               3,030,000       3,342,278
   7.25%,        05/15/04               1,000,000       1,076,852
   7.25%,        08/15/04               1,300,000       1,406,773
   7.50%,        05/15/02               1,200,000       1,241,068
   7.50%,        02/15/05               1,100,000       1,210,649
   7.88%,        11/15/04               1,700,000       1,882,220
-----------------------------------------------------------------
                                                      138,939,162
-----------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS
(Cost: $133,384,869)                                  138,939,162
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 7.17%
-----------------------------------------------------------------
Dreyfus Money Market Fund++            12,745,104      12,745,104
Federal National Mortgage Association
  Discount Note
  5.39%,    03/20/01++                  4,512,533       4,512,533
Goldman Sachs Financial Square
  Prime Obligation Fund++               4,428,160       4,428,160
Providian Temp Cash Money
  Market Fund++                        12,745,104      12,745,104
-----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $34,430,901)                                    34,430,901
-----------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                              Face Amount          Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 8.89%
--------------------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  02/28/01, due 03/01/01, with a
  maturity value of $42,741,570 and
  an effective yield of 5.10%.                       $ 42,735,516  $ 42,735,516
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $42,735,516)                                                  42,735,516
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 107.06%
(Cost $485,928,981)                                                 514,473,064
--------------------------------------------------------------------------------

Other Assets, Less Liabilities - (7.06%)                            (33,920,190)
--------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $480,552,874
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.


The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments
February 28, 2001


Security                                                     Shares       Value
--------------------------------------------------------------------------------

COMMON STOCKS - 77.49%

U.S. COMMON STOCKS - 61.48%

ADVERTISING - 0.16%
--------------------------------------------------------------------------------
Harte-Hanks Inc.                                              1,282  $   30,177
Interpublic Group of Companies Inc.                           4,666     175,442
Omnicom Group Inc.                                            2,675     242,596
--------------------------------------------------------------------------------
                                                                        448,215
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.75%
--------------------------------------------------------------------------------
Boeing Co.                                                   12,712     790,686
General Dynamics Corp.                                        2,996     204,267
Goodrich (B.F.) Co.                                           1,809      73,156
Litton Industries Inc.+                                         696      55,158
Lockheed Martin Corp.                                         6,302     236,073
Northrop Grumman Corp.                                          949      89,159
Raytheon Co. "B"                                              4,993     165,818
United Technologies Corp.                                     6,640     517,322
--------------------------------------------------------------------------------
                                                                      2,131,639
--------------------------------------------------------------------------------

AIRLINES - 0.17%
--------------------------------------------------------------------------------
AMR Corp.+                                                    2,212      73,549
Continental Airlines Inc. "B "+*                                550      24,612
Delta Air Lines Inc.                                          1,995      84,029
Northwest Airlines Corp. "A "+                                1,086      23,892
Southwest Airlines Co.                                       10,925     203,205
UAL Corp.                                                       571      21,727
US Airways Group Inc.+                                        1,055      43,571
--------------------------------------------------------------------------------
                                                                        474,585
--------------------------------------------------------------------------------

APPAREL - 0.12%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.+                                     1,664      63,898
Liz Claiborne Inc.*                                             889      43,294
Nike Inc.  "B"                                                3,886     151,748
VF Corp.                                                      1,986      71,675
--------------------------------------------------------------------------------
                                                                        330,615
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.43%
--------------------------------------------------------------------------------
Ford Motor Company+                                          25,597     711,853
General Motors Corp. "A"                                      7,749     413,177
Navistar International Corp.+                                 1,334      33,377
PACCAR Inc.                                                   1,598      74,107
--------------------------------------------------------------------------------
                                                                      1,232,514
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.13%
--------------------------------------------------------------------------------
Dana Corp.                                                    2,943      49,825
Delphi Automotive Systems Corp.                               8,348     117,122
Goodyear Tire & Rubber Co.                                    2,197      56,023
TRW Inc.                                                      2,095      81,789
Visteon Corp.                                                 3,263      46,987
--------------------------------------------------------------------------------
                                                                        351,746
--------------------------------------------------------------------------------


Security                                                     Shares       Value
--------------------------------------------------------------------------------
BANKS - 4.21%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               5,465  $   95,200
Andover Bancorp Inc.                                          4,800     168,000
Associated Bancorp                                            1,583      55,108
Bank of America Corp.                                        22,567   1,127,222
Bank of New York Co. Inc.                                    10,251     530,797
Bank One Corp.                                               15,837     558,571
Bank United Litigation Contingent
   Payment Rights+                                              800         275
BB&T Corp.                                                    5,567     201,136
Capitol Bancorp Ltd.                                          5,200      67,600
Charter One Financial Inc.                                    3,166      90,421
City National Corp.                                             782      28,332
Colorado Business Bankshares                                    800      13,900
Comerica Inc.                                                 2,370     150,851
Commerce Bancshares Inc.                                      1,261      49,888
Compass Bancshares Inc.                                       2,411      51,384
Dime Bancorp Inc.                                             2,336      69,846
Fifth Third Bancorp                                           6,568     353,441
First Financial Holdings Inc.                                 2,500      52,344
First M&F Corp.                                               2,900      55,100
First Tennessee National Corp.                                2,311      71,641
First Union Corp.                                            13,453     435,472
First Virginia Banks Inc.                                     1,176      53,861
FleetBoston Financial Corp.                                  12,586     519,173
Golden West Financial Corp.                                   2,121     116,337
Hibernia Corp.  "A"                                           3,828      55,506
Huntington Bancshares Inc.                                    4,803      71,745
JP Morgan Chase & Co.                                        26,750   1,248,155
KeyCorp                                                       5,547     144,222
M&T Bank Corp.*                                                 990      67,815
Marshall & Ilsley Corp.                                       1,360      73,372
Mellon Financial Corp.                                        6,784     314,167
Mercantile Bankshares Corp.                                   1,852      71,649
National City Corp.                                           8,302     225,814
National Commerce Bancorp                                     2,443      62,449
North Fork Bancorp                                            3,293      82,325
Northern Trust Corp.                                          3,162     224,897
Old Kent Financial Corp.                                      2,130      84,646
Pacific Century Financial Corp.                               1,987      38,667
PNC Financial Services Group*                                 3,776     262,432
Regions Financial Corp.                                       3,305      99,150
Sky Financial Group Inc.                                      2,420      41,896
SouthTrust Corp.                                              2,419     102,354
State Street Corp.                                            2,290     230,030
Summit Bancorp                                                2,596     109,032
SunTrust Banks Inc.                                           4,107     269,953
Synovus Financial Corp.                                       4,242     118,012
TCF Financial Corp.                                           2,411      88,966
Trustmark Corp.                                               1,896      41,356
U.S. Bancorp*                                                27,360     634,752
Union Planters Corp.                                          1,931      73,494
Valley National Bancorp                                       1,865      52,276
VIB Corp.+                                                    7,725      66,628
Wachovia Corp.                                                3,208     202,553
Washington Federal Inc.                                       3,300      85,800

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001


Security                                     Shares          Value
------------------------------------------------------------------

BANKS (Continued)
------------------------------------------------------------------
Washington Mutual Inc.                        7,312    $   375,617
Wells Fargo & Company                        23,696      1,176,269
Wilmington Trust Corp.                          696         41,342
WSFS Financial Corp.                          3,000         40,687
Zions Bancorp                                 1,239         71,165
------------------------------------------------------------------
                                                        11,865,093
------------------------------------------------------------------

BEVERAGES - 1.27%
------------------------------------------------------------------
Anheuser-Busch Companies Inc.                12,342        539,345
Brown-Forman Corp.  "B"                         920         58,420
Coca-Cola Co.                                34,822      1,846,611
Coca-Cola Enterprises Inc.*                   6,149        139,582
Coors (Adolf) Company  "B"                      601         40,237
PepsiAmericas Inc.                            1,784         28,829
PepsiCo Inc.                                 20,385        939,341
------------------------------------------------------------------
                                                         3,592,365
------------------------------------------------------------------

BIOTECHNOLOGY - 0.70%
------------------------------------------------------------------
Amgen Inc.+                                  14,854      1,070,416
Applera Corp. - Celera Genomics
   Group+                                     1,500         65,250
Biogen Inc.+                                  2,320        166,025
Chiron Corp.+                                 3,043        142,450
CuraGen Corp.+*                               1,300         36,156
Gene Logic Inc.+                              1,300         26,081
Genentech Inc.+                               2,200        115,500
Genzyme Corp. - General Division+             1,264        111,153
Immunex Corp.+                                3,752        122,174
Millennium Pharmaceuticals Inc.+              3,200        108,000
------------------------------------------------------------------
                                                         1,963,205
------------------------------------------------------------------

BUILDING MATERIALS - 0.10%
------------------------------------------------------------------
American Standard Companies Inc.+             1,061         60,084
Masco Corp.                                   6,804        159,009
Vulcan Materials Co.                          1,488         62,987
------------------------------------------------------------------
                                                           282,080
------------------------------------------------------------------

CHEMICALS - 0.79%
------------------------------------------------------------------
Air Products & Chemicals Inc.                 3,272        132,680
Ashland Inc.                                    965         37,452
Cabot Corp.                                   1,814         62,202
Cabot Microelectronics Corp.+                   708         42,878
Crompton Corp.                                3,296         39,222
Dow Chemical Co.                             12,708        416,949
Du Pont (E.I.) de Nemours                    14,453        631,452
Eastman Chemical Co.                          1,145         58,910
Engelhard Corp.                               2,317         55,446
IMC Global Inc.                               2,294         31,543
Lubrizol Corp.                                1,566         50,535
Lyondell Chemical Co.                         2,375         38,000
Millennium Chemicals Inc.                     2,016         36,086
Olin Corp.                                    1,312         27,224

CHEMICALS (Continued)
------------------------------------------------------------------
PPG Industries Inc.                           2,821     $  144,153
Praxair Inc.                                  2,332        104,007
Rohm & Haas Co. `A"                           3,368        123,774
Sherwin-Williams Co.                          2,643         66,339
Sigma-Aldrich Corp.                           1,889         82,172
Solutia Inc.                                  2,575         34,556
Valspar Corp.                                   782         25,610
------------------------------------------------------------------
                                                         2,241,190
------------------------------------------------------------------

COAL - 0.01%
------------------------------------------------------------------
Massey Energy Co.                             1,256         24,668
------------------------------------------------------------------
                                                            24,668
------------------------------------------------------------------

COMMERCIAL SERVICES - 0.61%
------------------------------------------------------------------
ANC Rental Corp.+                             6,302         19,300
Apollo Group Inc. "A"+                        2,440         85,705
Block (H & R) Inc.                            1,603         79,028
Caremark Rx Inc.+*                            3,728         52,192
Cendant Corp.+                               11,952        156,332
Comdisco Inc.                                 2,153         27,451
Concord EFS Inc.+                             3,047        140,924
Deluxe Corp.                                  2,247         54,714
Donnelley (R.R.) & Sons Co.                   2,773         82,219
Dun & Bradstreet Corp.+                       1,731         43,448
Ecolab Inc.*                                  2,003         84,026
Equifax Inc.                                  2,376         72,017
First Health Group Corp.+                     1,100         46,956
Manpower Inc.                                 1,764         60,029
McKesson HBOC Inc.                            4,533        131,820
Modis Professional Services Inc.+             2,600         15,938
Moody's Corp.                                 2,863         77,186
MPW Industrial Services Group Inc.+           2,500          3,906
Paychex Inc.                                  5,655        225,847
Quintiles Transnational Corp.+                2,219         39,942
Robert Half International Inc.+               3,682         88,589
Servicemaster Co.                             4,728         50,731
Valassis Communications Inc.+                 1,054         31,862
Viad Corp.                                    2,057         50,170
------------------------------------------------------------------
                                                         1,720,332
------------------------------------------------------------------

COMPUTERS - 4.30%
------------------------------------------------------------------
Affiliated Computer Services
   Inc. "A"+*                                   800         50,312
Apple Computer Inc.+                          4,436         80,957
Brocade Communications
   System Inc.+                               2,000         77,625
Ceridian Corp.+                               2,438         49,321
Cisco Systems Inc.+                         102,586      2,430,006
Commerce One Inc.+                            2,200         38,362
Compaq Computer Corp.                        24,159        488,012
Computer Sciences Corp.+                      2,571        153,514
Dell Computer Corp.+                         37,098        811,519
Diebold Inc.                                  1,778         49,339

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                    Shares            Value
-------------------------------------------------------------------

COMPUTERS (Continued)
-------------------------------------------------------------------
DST Systems Inc.+                            1,128      $    68,808
Echelon Corp.+*                              1,300           21,531
Electronic Data Systems Corp.                6,776          432,512
Electronics For Imaging Inc.+                  793           19,379
EMC Corp.+                                  31,032        1,233,832
Gateway Inc.+                                4,710           81,012
Hewlett-Packard Co.                         27,802          802,088
International Business Machines Corp.       24,876        2,485,112
Internet Security Systems Inc.+                800           44,600
Iomega Corp.+                                5,567           20,208
Juniper Networks Inc.+*                      3,800          245,337
Kana Communications Inc.+                    1,200            3,675
Lexmark International Group Inc. "A"+        1,912           99,424
McDATA Corporation "A "+                     1,053           18,822
Mentor Graphics Corp.+                       1,793           43,928
NCR Corp.+                                   1,353           59,532
Network Appliance Inc.+                      4,800          142,800
Palm Inc.+                                   8,286          143,969
Proxicom Inc.+                                 900            4,612
Quantum Corp. - Hard Disk Drive +            2,688           28,224
Quantum DLT & Storage Group+                 3,077           38,678
Redback Networks Inc.+                       1,200           37,031
RSA Security Inc.+                             793           37,667
Sapient Corp.+*                              2,400           30,900
Silicon Graphics Inc.+                       5,298           24,530
Storage Technology Corp.+                    1,616           16,564
Sun Microsystems Inc.+                      45,896          912,183
SunGard Data Systems Inc.+*                  2,121          118,140
Synopsys Inc.+                               1,318           71,584
3Com Corp.+                                  4,778           43,599
Turnstone Systems Inc.+                      1,200            7,725
Unisys Corp.+                                4,460           73,055
VeriSign Inc.+*                              2,460          118,003
Veritas Software Corp.+                      5,637          366,053
-------------------------------------------------------------------
                                                         12,124,084
-------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.09%
-------------------------------------------------------------------
Alamosa Holdings Inc.                        1,052           42,143
Avon Products Inc.                           3,560          151,158
Colgate-Palmolive Co.                        8,122          479,604
Estee Lauder Companies Inc. "A"*             1,150           44,436
Gillette Co.                                15,173          493,274
International Flavors & Fragrances Inc.      2,078           41,996
Kimberly-Clark Corp.                         7,491          535,606
Procter & Gamble Co.                        18,362        1,294,521
-------------------------------------------------------------------
                                                          3,082,738
-------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.17%
-------------------------------------------------------------------
Costco Wholesale Corp.+                      6,498          271,291
Fastenal Co.*                                  614           36,840
Genuine Parts Co.                            2,578           69,503
Grainger (W.W.) Inc.                         1,535           53,740
Tech Data Corp.+                             1,171      $    35,789
-------------------------------------------------------------------
                                                            467,163
-------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.94%
-------------------------------------------------------------------
American Express Co.                        19,054          836,090
Bear Stearns Companies Inc.                  1,788           93,298
Capital One Financial Corp.                  3,025          167,131
CIT Group Inc. (The)                         4,100           94,710
Citigroup Inc.                              71,308        3,506,927
Countrywide Credit Industries Inc.           1,831           80,985
Edwards (A.G.) Inc.                          1,901           73,892
Fannie Mae                                  14,173        1,129,588
Franklin Resources Inc.                      3,899          162,744
Freddie Mac                                  9,863          649,479
Goldman Sachs Group Inc. (The)               4,400          403,700
Hoening Group Inc.+                          3,600           38,250
Household International Inc.                 6,722          389,338
Legg Mason Inc.                              1,150           55,016
Lehman Brothers Holdings Inc.                3,510          240,961
MBNA Corp.                                  12,382          407,120
Merrill Lynch & Co. Inc.                    11,598          694,720
Morgan Stanley Dean Witter & Co.            16,056        1,045,727
Providian Financial Corp.*                   4,278          213,943
Schwab (Charles) Corp.                      20,526          428,993
Stilwell Financial Inc.                      3,908          124,665
T Rowe Price Group Inc.                      2,291           81,760
USA Education Inc.                           2,420          175,523
-------------------------------------------------------------------
                                                         11,094,560
-------------------------------------------------------------------

ELECTRIC - 1.49%
-------------------------------------------------------------------
AES Corp.+                                   7,160          386,425
Ameren Corp.                                 1,855           78,225
American Electric Power Inc.*                4,407          209,509
Calpine Corp.+                               4,300          191,307
Cinergy Corp.                                2,186           71,329
Consolidated Edison Inc.                     3,747          138,152
Constellation Energy Group Inc.              2,339           99,875
Dominion Resources Inc.                      3,255          213,398
DTE Energy Co.*                              2,192           79,592
Duke Energy Corp.                           10,418          424,533
Edison International                         5,770           85,973
Entergy Corp.                                3,239          125,770
Exelon Corp.                                 4,864          317,960
FirstEnergy Corp.                            3,225           90,848
FPL Group Inc.                               2,460          160,023
GPU Inc.                                     2,041           63,251
Niagara Mohawk Holdings Inc.+                4,316           74,149
NiSource Inc.                                3,348           95,853
PG&E Corp.                                   6,281           87,683
Pinnacle West Capital Corp.                  1,300           60,385
PP&L Resources Inc.                          2,673          122,129
Progress Energy Inc.                         3,224          139,470
Public Service Enterprise Group Inc.         2,906          130,218
Reliant Energy Inc.                          4,460          187,365

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                    Shares            Value
-------------------------------------------------------------------

ELECTRIC (Continued)
-------------------------------------------------------------------
Southern Co.                                  9,241     $   286,009
TXU Corporation                               3,626         149,536
Xcel Energy Inc.                              5,046         142,297
-------------------------------------------------------------------
                                                          4,211,264
-------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT             -0.22%
-------------------------------------------------------------------
American Power Conversion Corp.+              3,774          45,996
Emerson Electric Co.                          5,886         393,773
Hubbell Inc. "B"                              1,359          37,984
Molex Inc.*                                   2,997         108,829
Superconductor Technologies Inc.+*            3,200          21,300
-------------------------------------------------------------------
                                                            607,882
-------------------------------------------------------------------

ELECTRONICS - 0.67%
-------------------------------------------------------------------
Agilent Technologies Inc.+                    6,615         238,140
Applera Corp. - Applied Biosystems Group      3,412         235,769
Arrow Electronics Inc.+*                      1,661          45,511
Avnet Inc.                                    1,492          36,554
AVX Corp.                                     1,272          22,654
Jabil Circuit Inc.+                           3,128          70,317
Johnson Controls Inc.*                        1,310          87,089
Millipore Corp.                                 876          45,990
Parker Hannifin Corp.                         1,998          85,974
PerkinElmer Inc.                                808          59,162
Sanmina Corp.+*                               4,656         138,807
SCI Systems Inc.+                             2,258          46,221
Sensormatic Electronics Corp.+                1,536          33,638
Solectron Corp.+                              9,390         255,877
Symbol Technologies Inc.*                     2,577         119,444
Tektronix Inc.+                               1,896          46,812
Thermo Electron Corp.+                        2,879          80,324
Thomas & Betts Corp.                          1,143          21,808
Varian Inc.+                                  1,395          42,460
Vishay Intertechnology Inc.+                  2,053          36,831
Waters Corp.+                                 2,300         151,478
-------------------------------------------------------------------
                                                          1,900,860
-------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------
Fluor Corp.+                                  1,256          47,879
Washington Group Warrants
   (Expires 03/11/03)+                           25              65
-------------------------------------------------------------------
                                                             47,944
-------------------------------------------------------------------

ENTERTAINMENT - 0.05%
-------------------------------------------------------------------
Golden Books Family Entertainment Inc.+           1               1
International Game Technology Inc.+           1,757          94,878
Macrovision Corp.+                              900          36,056
-------------------------------------------------------------------
                                                            130,935
-------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.08%
-------------------------------------------------------------------
Waste Management Inc.                         9,348     $   237,159
-------------------------------------------------------------------
                                                            237,159
-------------------------------------------------------------------

FOOD - 1.20%
-------------------------------------------------------------------
Albertson's Inc.                              5,986         173,893
Archer-Daniels-Midland Co.                    9,026         135,841
Campbell Soup Co.                             6,171         184,698
ConAgra Foods Inc.                            7,363         144,904
Dean Foods Co.                                  615          20,270
Delhaize America Inc. "A"                       898          19,397
Dole Food Co.                                 1,600          26,400
Flowers Industries Inc.                       1,975          34,760
General Mills Inc.                            3,774         169,264
Heinz (H.J.) Co.                              4,612         196,379
Hershey Foods Corp.                           1,809         115,939
Hormel Foods Corp.                            1,622          34,873
IBP Inc.                                      2,170          57,613
Keebler Foods Co.                               793          33,274
Kellogg Co.                                   5,970         158,742
Kroger Co.+                                  11,828         286,711
McCormick & Co. Inc.                          1,033          40,597
Quaker Oats Co.                               1,720         167,734
Ralston Purina Group                          4,640         144,675
Safeway Inc.+                                 7,043         382,505
Sara Lee Corp.                               11,846         256,940
Smithfield Foods Inc.+                        1,100          32,351
Suiza Foods Corp.+                              614          30,068
SUPERVALU Inc.                                2,037          28,579
Sysco Corp.                                   9,646         262,950
Whole Foods Market Inc.+*                       625          26,953
Winn-Dixie Stores Inc.                        2,550          65,127
Wrigley (William Jr.) Co.                     1,519         141,449
-------------------------------------------------------------------
                                                          3,372,886
-------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.31%
-------------------------------------------------------------------
Boise Cascade Corp.                             966          30,989
Bowater Inc.                                    946          47,612
Georgia-Pacific (Timber Group)                1,639          52,005
Georgia-Pacific Corp.                         3,565         106,986
International Paper Co.                       6,839         257,557
Mead Corp.                                    1,710          46,837
Temple-Inland Inc.                              839          39,928
Westvaco Corp.                                1,527          40,023
Weyerhaeuser Co.                              3,156         169,603
Willamette Industries Inc.                    1,713          79,620
-------------------------------------------------------------------
                                                            871,160
-------------------------------------------------------------------

GAS - 0.05%
-------------------------------------------------------------------
EnergySouth Inc.                              3,000          63,000
Sempra Energy                                 3,609          80,661
-------------------------------------------------------------------
                                                            143,661
-------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                    Shares            Value
-------------------------------------------------------------------
HAND / MACHINE TOOLS - 0.05%
-------------------------------------------------------------------
Black & Decker Corp.                         1,124         $ 46,657
SPX Corp.+                                     517           50,149
Stanley Works (The)                          1,552           54,010
-------------------------------------------------------------------
                                                            150,816
-------------------------------------------------------------------
HEALTH CARE - 2.10%
-------------------------------------------------------------------
Aetna Inc.+                                  1,561           58,116
Apogent Technologies Inc.+                   2,389           47,971
Bard (C.R.) Inc.                               927           41,131
Bausch & Lomb Inc.*                            955           51,303
Baxter International Inc.                    4,156          382,726
Beckman Coulter Inc.                         1,238           50,077
Becton Dickinson & Co.                       3,880          139,602
Biomet Inc.                                  2,940          114,109
Boston Scientific Corp.+                     6,549          107,993
Guidant Corp.+                               4,604          234,666
HCA - The Healthcare Company                 8,277          327,769
Health Management Associates Inc.
    "A "+                                    3,676           63,595
Health Net Inc.+                             2,722           59,802
Healthsouth Corp.+                           6,624          105,454
IDEXX Laboratories Inc.+                     1,736           40,905
Johnson & Johnson                           19,720        1,919,348
Lincare Holdings Inc.+                       1,014           59,763
Medtronic Inc.                              17,244          882,548
Oxford Health Plans Inc.+                    1,696           56,074
PacifiCare Health Systems Inc. "A "+           867           33,921
Quest Diagnostics Inc.+                        747           78,734
St. Jude Medical Inc.+                       1,404           78,792
Steris Corp.+                                2,007           37,531
Stryker Corp.                                3,078          172,830
Tenet Healthcare Corp.+                      4,944          228,067
United Wisconsin Services                    4,900           30,870
UnitedHealth Group Inc.                      4,614          273,287
Universal Health Services Inc. "B "+           614           55,107
Varian Medical Systems Inc.+                 1,095           72,708
Wellpoint Health Networks Inc.+              1,077          106,461
-------------------------------------------------------------------
                                                          5,911,260
-------------------------------------------------------------------
HOLDING COMPANIES-DIVERSIFIED - 0.27%
-------------------------------------------------------------------
Berkshire Hathaway Inc. "A "+                  11           773,300
-------------------------------------------------------------------
                                                            773,300
-------------------------------------------------------------------
HOME BUILDERS - 0.01%
-------------------------------------------------------------------
Clayton Homes Inc.                           2,612           33,303
-------------------------------------------------------------------
                                                             33,303
-------------------------------------------------------------------
HOME FURNISHINGS - 0.07%
-------------------------------------------------------------------
Ethan Allen Interiors Inc.                   1,071           36,371
Leggett & Platt Inc.                         3,394           65,640
Maytag Corp.                                 1,324           44,354
Whirlpool Corp.                                968           51,178
-------------------------------------------------------------------
                                                            197,543
-------------------------------------------------------------------
HOUSEHOLD PRODUCTS / WARES - 0.16%
-------------------------------------------------------------------
American Greetings Corp. "A"                 2,800           36,568
Avery Dennison Corp.                         1,664           88,192
Clorox Co.                                   3,532          127,011
Dial Corp.                                   1,714           24,116
Fortune Brands Inc.                          1,869           63,135
Lifetime Hoan Corp.                          2,000           13,625
Newell Rubbermaid Inc.                       4,056          106,713
-------------------------------------------------------------------
                                                            459,360
-------------------------------------------------------------------
INSURANCE - 2.46%
-------------------------------------------------------------------
AFLAC Inc.                                   3,828          230,292
Allmerica Financial Corp.                      914           48,579
Allstate Corp.                              10,191          406,213
Ambac Financial Group Inc.                   1,656           93,398
American Financial Group Inc.                1,300           31,200
American General Corp.                       3,546          270,347
American International Group Inc.           32,895        2,690,811
American National Insurance Co.                400           29,206
AON Corp.                                    3,888          133,225
Chubb Corp.                                  2,470          177,223
CIGNA Corp.                                  2,216          243,029
Cincinnati Financial Corp.                   2,265           83,380
Conseco Inc.                                 5,000           70,100
Hartford Financial Services Group Inc.       3,206          204,703
Jefferson-Pilot Corp.                        1,462           98,700
Lincoln National Corp.                       2,760          121,081
Loews Corp.                                  1,367          148,552
Markel Corp.+                                  200           35,950
Marsh & McLennan Companies Inc.              3,983          426,181
MBIA Inc.                                    1,470          111,691
Mercury General Corp.                        1,200           41,040
MetLife Inc.*                               10,900          336,265
MGIC Investment Corp.                        1,663           96,371
Old Republic International Corp.             2,624           74,128
PMI Group Inc. (The)                           704           39,431
Progressive Corporation                      1,118          110,682
Protective Life Corp.                        1,239           37,294
Radian Group Inc.*                             636           39,337
SAFECO Corp.*                                1,888           41,064
Selective Insurance Group Inc.               2,500           54,375
St. Paul Companies Inc.                      3,170          146,739
Torchmark Corp.                              2,013           70,012
Transatlantic Holdings Inc.                    237           23,624
21st Century Insurance Group                 1,264          23, 801
Unitrin Inc.                                 1,328           51,128
UNUMProvident Corp.                          3,875          101,409
-------------------------------------------------------------------
                                                          6,940,561
-------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                     Shares           Value
-------------------------------------------------------------------

IRON / STEEL - 0.03%
-------------------------------------------------------------------
Allegheny Technologies Inc.                   1,806    $     32,002
Nucor Corp.                                   1,435          63,427
-------------------------------------------------------------------
                                                             95,429
-------------------------------------------------------------------

LEISURE TIME - 0.23%
-------------------------------------------------------------------
Brunswick Corp.                               1,425          30,338
Callaway Golf Co.                             1,846          44,396
Carnival Corp.  "A"                           8,459         282,023
Galileo International Inc.                    1,493          33,966
Harley-Davidson Inc.                          4,354         188,746
Sabre Holdings Corp.+                         1,838          79,255
-------------------------------------------------------------------
                                                            658,724
-------------------------------------------------------------------

LODGING - 0.17%
-------------------------------------------------------------------
Harrah's Entertainment Inc.+                  1,832          56,829
Hilton Hotels Corp.                           5,423          58,080
Mandalay Resort Group Inc.+                   1,398          28,351
Marriott International Inc.  "A"              3,406         145,368
MGM Grand Inc.+*                                798          21,450
Park Place Entertainment Corp.+               3,859          43,028
Starwood Hotels & Resorts
   Worldwide Inc.                             3,297         115,065
-------------------------------------------------------------------
                                                            468,171
-------------------------------------------------------------------

MACHINERY - 0.26%
-------------------------------------------------------------------
Caterpillar Inc.                              4,898         203,757
Cognex Corp.+                                 1,036          21,303
Deere & Co.                                   3,292         133,984
Dover Corp.                                   3,048         116,921
Imation Corp.+                                  753          16,641
Ingersoll-Rand Co.                            2,587         112,146
Rockwell International Corp.                  2,673         122,851
-------------------------------------------------------------------
                                                            727,603
-------------------------------------------------------------------

MANUFACTURERS - 3.59%
-------------------------------------------------------------------
Cooper Industries Inc.                        1,340          57,620
Crane Co.                                     1,296          34,538
Danaher Corp.                                 2,145         136,079
Eastman Kodak Co.                             4,406         198,270
Eaton Corp.*                                  1,059          75,348
General Electric Co.                        140,934       6,553,431
Harsco Corp.                                  1,012          27,931
Honeywell International Inc.                 11,405         532,728
Illinois Tool Works Inc.                      4,328         262,060
ITT Industries Inc.                           1,364          55,310
Minnesota Mining &
   Manufacturing Co.                          5,459         615,502
Pall Corp.                                    2,283          52,212
Textron Inc.                                  2,754         145,907
Tyco International Ltd.                      24,882       1,359,801
U.S. Industries Inc.                          2,236          18,671
-------------------------------------------------------------------
                                                         10,125,408
-------------------------------------------------------------------

MEDIA - 2.74%
-------------------------------------------------------------------
AOL Time Warner Inc.+                        61,692    $  2,716,299
Belo (A.H.) Corp.                             2,875          51,750
Cablevision Systems Corp.+*                   1,586         123,074
Chris-Craft Industries Inc.+                    825          58,493
Clear Channel Communications Inc.+            8,478         484,518
Comcast Corp.  "A "+                         12,724         551,108
Dow Jones & Co. Inc.                          1,289          79,402
Gannett Co. Inc.                              3,586         237,178
Gemstar-TV Guide International Inc.+          2,600         117,650
Harcourt General Inc.                         1,476          82,715
Hearst-Argyle Television Inc.+                1,950          39,332
Hispanic Broadcasting Corp.+                  1,750          39,375
Hollinger International Inc.                  3,500          57,050
Knight Ridder Inc.*                           1,151          68,772
McGraw-Hill Companies Inc.                    2,754         162,376
Meredith Corp.                                1,698          61,026
New York Times Co.  "A"                       2,304         101,837
Readers Digest Association Inc.
   (The)  "A"                                 1,675          53,751
Scripps (E.W.) Company                          925          58,210
Tribune Co.                                   4,372         177,503
UnitedGlobalCom Inc.  "A "+*                  1,800          28,463
Univision Communications Inc.+                3,292         108,636
USA Networks Inc.+                            3,022          71,206
Viacom Inc.  "B "+                           24,553       1,220,284
Walt Disney Co. (The)                        29,384         909,435
Washington Post Company (The)  "B"              119          73,959
-------------------------------------------------------------------
                                                          7,733,402
-------------------------------------------------------------------

MINING - 0.20%
-------------------------------------------------------------------
Alcoa Inc.                                   12,486         446,499
Newmont Mining Corp.                          3,933          66,271
Phelps Dodge Corp.                            1,121          51,566
-------------------------------------------------------------------
                                                            564,336
-------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.09%
-------------------------------------------------------------------
Herman Miller Inc.                            2,246          57,554
HON Industries Inc.                           1,068          26,540
Pitney Bowes Inc.                             3,389         115,395
Xerox Corp.                                   9,404          56,800
-------------------------------------------------------------------
                                                            256,289
-------------------------------------------------------------------

OIL & GAS PRODUCERS - 2.95%
-------------------------------------------------------------------
Amerada Hess Corp.                            1,611         115,992
Anadarko Petroleum Corp.                      3,742         233,875
Apache Corp.                                  2,048         120,218
Burlington Resources Inc.                     3,434         154,324
Casual Male Corp.                             4,700          86,621
Chevron Corp.                                 8,771         751,324
Conoco Inc.                                   8,890         256,032
Devon Energy Corp.                            2,300         131,100
Diamond Offshore Drilling Inc.*               1,207          50,573
ENSCO International Inc.                      2,293          87,386

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                       Shares      Value
------------------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
------------------------------------------------------------------
EOG Resources Inc.                              2,018   $   87,985
Exxon Mobil Corp.                              49,186    3,986,525
Global Marine Inc.+                             2,764       79,354
Kerr-McGee Corp.*                               1,406       90,884
Maynard Oil Co.+                                  700       12,775
Murphy Oil Corp.                                  779       49,054
Nabors Industries Inc.+*                        2,458      139,369
Noble Affiliates Inc.                           1,412       62,622
Noble Drilling Corp.+*                          2,225      103,574
Occidental Petroleum Corp.                      5,544      133,001
Ocean Energy Inc.                               3,388       60,984
Phillips Petroleum Co.*                         3,745      199,646
Rowan Companies Inc.+*                          2,397       68,434
Sunoco Inc.                                     1,691       56,209
Texaco Inc.                                     7,318      469,084
Tosco Corp.                                     2,852      114,223
Transocean Sedco Forex Inc.                     4,722      227,246
Ultramar Diamond Shamrock Corp.                 2,264       82,410
Unocal Corp.                                    3,681      129,792
USX-Marathon Group Inc.                         4,406      121,694
Valero Energy Corp.                             1,536       56,294
------------------------------------------------------------------
                                                         8,318,604
------------------------------------------------------------------

OIL & GAS SERVICES - 0.49%
------------------------------------------------------------------
Baker Hughes Inc.                               4,606      180,555
BJ Services Co.+                                1,396      106,096
Cooper Cameron Corp.+                           1,061       63,427
Grant Prideco Inc. +                            2,513       45,913
Halliburton Co.*                                6,561      261,259
Schlumberger Ltd.                               7,883      502,541
Smith International Inc.+*                        895       67,662
Varco International Inc.+                       2,002       44,905
Weatherford International Inc.+                 1,913       99,533
------------------------------------------------------------------
                                                         1,371,891
------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.08%
------------------------------------------------------------------
Bemis Co.                                       1,062       36,129
Crown Cork & Seal Co. Inc .                     3,010       17,037
Pactiv Corp.+                                   2,782       37,418
Sealed Air Corp.+*                              1,499       58,686
Smurfit-Stone Container Corp.+                  2,712       39,155
Sonoco Products Co.                             2,018       44,840
------------------------------------------------------------------
                                                           233,265
------------------------------------------------------------------

PHARMACEUTICALS - 5.54%
------------------------------------------------------------------
Abbott Laboratories                            22,159    1,085,569
Allergan Inc.                                   2,146      186,595
ALZA Corp.+                                     4,062      160,652
American Home Products Corp.                   18,630    1,150,775
ATSI Communications Inc.+                       1,900       64,600
Bristol-Myers Squibb Co.                       27,820    1,764,066
Cardinal Health Inc.                            4,254      431,781
Dentsply International Inc.                     1,271       47,821
Forest Laboratories Inc.  "A "+                 3,050      212,067
ICN Pharmaceuticals Inc.                        1,939       51,500
IVAX Corporation+                               2,629       98,588
King Pharmaceuticals Inc.+                      2,600      119,340
Lilly (Eli) and Company                        16,042    1,274,697
MedImmune Inc.+                                 3,600      157,275
Merck & Co. Inc.                               32,790    2,629,758
Mylan Laboratories Inc.                         2,556       59,810
Omnicare Inc.                                   2,343       51,944
Pfizer Inc.                                    89,988    4,049,460
Pharmacia Corporation                          18,231      942,543
Schering-Plough Corp.                          20,953      843,358
Sepracor Inc.+*                                 1,372       71,258
Sybron Dental Specialties Inc.+                   796       15,641
Tanox Inc.+                                     1,100       37,194
Watson Pharmaceuticals Inc.+                    2,199      122,045
------------------------------------------------------------------
                                                        15,628,337
------------------------------------------------------------------

PIPELINES - 0.64%
------------------------------------------------------------------
Dynegy Inc.  "A"                                4,800      225,600
El Paso Corp.                                   7,127      501,028
Enron Corp.                                    10,712      733,772
Questar Corp.                                   1,657       45,402
Williams Companies Inc.                         6,874      286,646
------------------------------------------------------------------
                                                         1,792,448
------------------------------------------------------------------

REAL ESTATE - 0.07%
------------------------------------------------------------------
Correctional Properties Trust                  11,200      134,176
Tarragon Realty Investors Inc.+                 5,060       55,660
------------------------------------------------------------------
                                                           189,836
------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.43%
------------------------------------------------------------------
Apartment Investment & Management
  Co.  "A"                                      1,071       47,124
Archstone Communities  Trust*                   2,568       62,942
Arden Realty Inc.                               2,439       58,170
AvalonBay Communities Inc.                      1,529       72,612
Boston Properties Inc.                          1,271       51,272
CarrAmerica Realty Corp.*                       1,839       54,986
Crescent Real Estate Equities Co.               2,568       54,544
Duke-Weeks Realty Corp.                         2,075       47,518
Equity Office Properties Trust                  4,218      121,563
Equity Residential Properties Trust             2,032      105,867
Highwoods Properties Inc.                       2,318       57,718
Host Marriott Corp.                             6,558       82,762
Kimco Realty Corp.                              1,150       48,128
Mack-Cali Realty Corp.                          1,629       43,657
Public Storage Inc.                             2,064       53,107
Rouse Co.                                       2,418       60,574
Simon Property Group Inc.                       1,975       50,580
Spieker Properties Inc.                         1,239       69,359
Vornado Realty Trust                            1,507       56,980
------------------------------------------------------------------
                                                         1,199,463
------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares       Value
------------------------------------------------------------------

RETAIL - 3.73%
------------------------------------------------------------------
Abercrombie & Fitch Co.  "A "+                 1,534   $    43,504
Amazon.com Inc.+*                              3,508        35,738
AutoNation Inc.+                               7,222        59,943
AutoZone Inc.+                                 1,893        47,817
Barnes & Noble Inc.+                           1,261        34,047
Bed Bath & Beyond Inc.+                        4,564       112,389
Best Buy Co. Inc.+                             3,198       130,990
BJ's Wholesale Club Inc.+                      1,356        61,712
Borders Group Inc.+                            1,996        31,637
Brinker International Inc.+                    1,717        50,755
CDW Computer Centers Inc.+                     1,016        33,782
Circuit City Stores Inc.                       3,426        51,972
Consolidated Stores Corp.+                     2,635        40,869
CVS Corp.                                      5,608       342,088
Darden Restaurants Inc.                        2,911        63,256
Dollar General Corp.                           5,051        93,949
Dollar Tree Stores Inc.+                       1,405        39,077
eBay Inc.+                                     2,000        76,656
Family Dollar Stores Inc.                      3,007        78,964
Federated Department Stores Inc.+              2,942       142,246
FreeMarkets Inc.+                                200         3,675
Gap Inc.                                      12,336       336,033
Golden State Bancorp Inc.+                       900         1,181
Home Depot Inc.                               33,155     1,409,088
Intimate Brands Inc.                           1,900        30,020
Kmart Corp.+                                   7,637        71,406
Kohls Corp.+                                   4,812       317,159
Limited Inc.                                   6,334       111,795
Lowe's Companies Inc.                          5,539       309,519
May Department Stores Co.                      4,241       167,901
McDonald's Corp.                              18,534       544,900
Nordstrom Inc.                                 2,131        39,317
Office Depot Inc.+                             5,279        48,567
Outback Steakhouse Inc.+                       1,439        38,277
Payless Shoesource Inc.+                         396        30,246
Penney (J.C.) Company Inc.                     3,657        59,170
Pier 1 Imports Inc.                            3,089        40,157
RadioShack Corp.                               2,784       119,155
Rite Aid Corp.+                                7,904        41,259
Ross Stores Inc.                               1,500        31,500
Saks Inc.+                                     2,277        27,324
Sears, Roebuck and Co.                         4,646       190,718
Staples Inc.+*                                 7,150       106,356
Starbucks Corp.+                               2,936       139,827
Target Corp.                                  12,722       496,158
Tiffany & Co.                                  2,372        73,793
TJX Companies Inc.                             4,114       125,806
Toys R Us Inc.+                                3,157        77,662
Tricon Global Restaurants Inc.+                2,142        82,467
Walgreen Co.                                  14,502       642,729
Wal-Mart Stores Inc.                          63,490     3,180,214
Wendy's International Inc.                     2,323        57,494
------------------------------------------------------------------
                                                        10,522,264
------------------------------------------------------------------

SEMICONDUCTORS - 2.36%
------------------------------------------------------------------
Advanced Micro Devices Inc.+                   4,734   $   101,781
Altera Corp.+                                  6,216       143,745
Analog Devices Inc.+                           5,164       192,617
Applied Materials Inc.+                       11,655       492,424
Applied Micro Circuits Corp.+*                 4,400       117,700
Atmel Corp.+                                   5,400        56,700
Axcelis Technologies Inc.+                     1,630        15,027
Broadcom Corp.  "A "+*                         3,500       172,375
C-Cube Microsystems Inc.+                      1,357        10,983
Cirrus Logic Inc.+                             1,352        24,336
Conexant Systems Inc.+                         3,798        46,526
Cree Inc.+*                                    1,400        29,400
Cypress Semiconductor Corp.+*                  1,771        34,676
Integrated Device Technology Inc.+             1,514        43,811
Intel Corp.                                   96,020     2,742,571
International Rectifier Corp.+*                  825        27,225
Intersil Holding Corp.+                          800        14,800
KLA-Tencor Corp.+                              2,870       102,603
Lam Research Corp.+                            1,738        37,367
Lattice Semiconductor Corp.+                   2,100        38,850
Linear Technology Corp.                        4,592       181,958
LSI Logic Corp.+                               4,972        80,099
Maxim Integrated Products Inc.+*               4,108       189,482
Microchip Technology Inc.+                     2,063        49,254
Micron Technology Inc.+                        8,120       277,866
National Semiconductor Corp.+                  2,879        58,789
Novellus Systems Inc.+*                        2,212        85,439
NVIDIA Corp.+*                                 1,000        44,688
QLogic Corp.+                                  1,500        56,063
Rambus Inc.+                                   1,416        53,985
Silicon Laboratories Inc.+*                      600         9,750
Teradyne Inc.+                                 2,758        86,132
Texas Instruments Inc.                        24,580       726,339
Varian Semiconductor Equipment
   Associates Inc.+                              995        28,047
Vitesse Semiconductor Corp.+                   2,636       103,957
Xilinx Inc.+                                   4,872       189,399
------------------------------------------------------------------
                                                         6,666,764
------------------------------------------------------------------

SOFTWARE - 3.55%
------------------------------------------------------------------
Adobe Systems Inc.                             3,608       104,858
Akamai Technologies Inc.+*                       700        11,856
Ariba Inc.+*                                   2,600        42,900
At Home Corp.  "A "+                           3,472        20,181
Autodesk Inc.*                                 1,149        43,806
Automatic Data Processing Inc.                 9,073       535,307
BEA Systems Inc.+                              2,316        88,877
BMC Software Inc.+                             3,629       109,324
BroadVision Inc.+                              4,000        29,000
Cadence Design Systems Inc.+                   3,452        87,508
ChoicePoint Inc.+                              1,076        59,503
Citrix Systems Inc.+                           2,968        77,168
Clarus Corp.+                                  1,700        11,900
CMGI Inc.+*                                    3,200        13,000
Computer Associates International Inc.         8,289       258,534

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                        Shares       Value
--------------------------------------------------------------------

SOFTWARE (Continued)
--------------------------------------------------------------------
Compuware Corp.+                                  5,966   $   61,524
DoubleClick Inc.+                                 1,400       18,813
eFunds Corp.+                                     1,238       18,880
Electronic Arts Inc.+                             2,258      112,900
Exodus Communications Inc.+*                      5,300       77,513
First Data Corp.                                  5,779      356,911
Fiserv Inc.+                                      1,783       88,259
Global Payments Inc.+                               794       15,086
i2 Technologies Inc.+                             3,992      107,285
IMS Health Inc.                                   4,430      119,167
Informix Corp.+                                   4,709       33,552
InfoSpace Inc.+                                   4,400       16,775
Inktomi Corp.+                                    1,600       18,100
Internet Capital GroupInc.+*                      2,000        7,688
Intuit Inc.+                                      2,912      119,756
Keane Inc.+                                       1,696       25,474
Legato Systems Inc.+                              1,908       24,327
Macromedia Inc.+                                    846       24,798
Mercury Interactive Corp.+                        1,500       94,406
Micromuse Inc.+                                   1,600       65,700
Microsoft Corp.+                                 76,186    4,494,974
National Data Corp.                                 993       25,351
Network Associates Inc.+                          2,432       15,732
Niku Corp.+                                       1,200        7,275
Novell Inc.+                                      5,142       30,531
Openwave Systems Inc.+                            1,300       47,897
Oracle Corp.+                                    79,796    1,516,124
Parametric Technology Corp.+                      5,139       68,413
PeopleSoft Inc.+                                  4,545      146,576
Prime Response Inc.+                              3,000        4,781
PSINET Inc.+*                                     2,500        3,203
Puma Technology Inc.+                             2,200       12,169
Rational Software Corp.+                          3,358      117,320
RealNetworks Inc.+                                1,600       11,500
Reynolds & Reynolds Co.  "A"                      1,875       41,213
Siebel Systems Inc.+                              6,164      235,773
Sybase Inc.+                                      1,871       36,718
Symantec Corp.+                                   1,294       58,958
Total System Services Inc.                          993       23,832
Vicinity Corp.+                                   1,100        2,750
Vignette Corp.+                                   2,800       17,238
Yahoo! Inc.+                                      7,844      186,785
--------------------------------------------------------------------
                                                          10,005,749
--------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.19%
--------------------------------------------------------------------
ADC Telecommunications Inc.+                     11,570      128,716
ADTRAN Inc.+                                        568       13,526
Advanced Fibre Communications Inc.+               1,361       25,774
American Tower Corp.+*                            2,175       62,945
Andrew Corp.+                                     1,990       29,850
Avaya Inc.+                                       4,243       59,402
Ciena Corp.+*                                     3,842      258,134
Commscope Inc.+                                   1,346       27,122
Comverse Technology Inc.+                         2,432      182,248
Harris Corp.                                      1,063       26,692
JDS Uniphase Corp.+                              18,780      502,365
Lucent Technologies Inc.                         48,127      557,792
Motorola Inc.                                    31,470      477,400
QUALCOMM Inc.+                                   10,744      588,906
RF Micro Devices Inc.+*                           2,000       22,250
Scientific-Atlanta Inc.                           2,600      121,940
Tellabs Inc.+                                     6,052      263,640
--------------------------------------------------------------------
                                                           3,348,702
--------------------------------------------------------------------

TELECOMMUNICATIONS - 1.76%
--------------------------------------------------------------------
Adaptec Inc.+                                     1,656       18,113
Anixter International Inc.+                         725       15,515
Broadwing Inc.+                                   3,000       70,560
Cabletron Systems Inc.+                           2,942       39,570
Choice One Communications Inc.+                   1,100        9,281
COMARCO Inc.+                                       700       10,588
Copper Mountain Networks Inc.+                    1,200        4,913
Corning Inc.                                     13,379      362,571
Cox Communications Inc.  "A "+*                   2,405       99,856
General Motors Corp.  "H "+                       8,725      197,796
Global Crossing Ltd.+                            13,223      214,609
Global Telesystems Inc.+                          4,586        5,595
Leap Wireless International Inc.+                 1,179       36,033
Level 3 Communications Inc.+*                     3,400       86,063
McLeodUSA Inc.  "A "+*                            5,424       71,190
Metromedia Fiber Network Inc.  "A "+*             4,600       43,700
Nextel Communications Inc.  "A "+                11,702      281,579
NTL Inc.+                                         2,020       52,500
Qwest Communications
   International Inc.+                           23,783      879,258
Sprint Corp. (PCS Group)+*                       14,098      354,988
Verizon Communications Inc.                      38,492    1,905,354
VerticalNet Inc.+                                 1,500        4,734
Voicestream Wireless Corp.+                       1,972      187,340
--------------------------------------------------------------------
                                                           4,951,706
--------------------------------------------------------------------

TELEPHONE - 2.14%
--------------------------------------------------------------------
Alltel Corp.                                      4,735      254,270
AT&T Corp.                                       53,899    1,239,677
BellSouth Corp.                                  26,735    1,121,801
CenturyTel Inc.                                   2,700       77,814
Intermedia Communications Inc.+*                  2,000       31,625
SBC Communications Inc.                          48,494    2,313,164
Sprint Corp. (FON Group)                         13,218      295,554
WorldCom Inc.+                                   41,681      692,947
--------------------------------------------------------------------
                                                           6,026,852
--------------------------------------------------------------------

TEXTILES - 0.03%
--------------------------------------------------------------------
Cintas Corp.*                                     2,251       81,071
--------------------------------------------------------------------
                                                              81,071
--------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                      Shares        Value
-------------------------------------------------------------------

TOBACCO - 0.62%
-------------------------------------------------------------------
Philip Morris Companies Inc.                   31,238   $ 1,505,047
R.J. Reynolds Tobacco Holdings Inc.             2,922       165,093
UST Inc.                                        2,665        76,859
-------------------------------------------------------------------
                                                          1,746,999
-------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
-------------------------------------------------------------------
Hasbro Inc.                                     3,513        43,140
Marvel Enterprises Inc. "C" Warrants
   (Expires 10/02/01)+                              9             1
Mattel Inc.                                     6,086       103,219
-------------------------------------------------------------------
                                                            146,360
-------------------------------------------------------------------

TRANSPORTATION - 0.32%
-------------------------------------------------------------------
Airborne Inc.                                   1,950        20,124
Alexander & Baldwin Inc.                          990        25,554
Burlington Northern Santa Fe Corp.              5,615       168,506
CNF Transportation Inc.                         1,126        38,892
CSX Corp.*                                      3,198       106,941
FedEx Corp.+                                    4,618       189,015
Kansas City Southern Industries Inc.+           4,402        65,942
Norfolk Southern Corp.                          5,658       102,353
Union Pacific Corp.                             3,363       184,763
-------------------------------------------------------------------
                                                            902,090
-------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
-------------------------------------------------------------------
GATX Corporation                                1,091        47,699
-------------------------------------------------------------------
                                                             47,699
-------------------------------------------------------------------

WATER - 0.04%
-------------------------------------------------------------------
American Water Works Inc.                       1,707        47,335
Southwest Water Co.                             5,125        66,625
-------------------------------------------------------------------
                                                            113,960
-------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $144,418,895)                                    173,340,108
-------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 16.01%

AUSTRALIA - 0.63%
-------------------------------------------------------------------
Coles Myer Ltd. ADR                             6,459       172,455
National Australia Bank*                        7,157       562,182
News Corporation Ltd.*                          5,565       203,401
Rio Tinto PLC ADR                               6,090       451,939
Westpac Banking Corp. ADR                      10,223       375,695
-------------------------------------------------------------------
                                                          1,765,672
-------------------------------------------------------------------

CANADA - 0.43%
-------------------------------------------------------------------
Alcan Aluminium Ltd.                            4,794       176,851
Barrick Gold Corp.                              6,437       104,279
Inco Ltd.+                                      3,485        62,347
Nortel Networks Corp.                          44,524       823,249
Placer Dome Inc.*                               6,895   $    64,606
-------------------------------------------------------------------
                                                          1,231,332
-------------------------------------------------------------------

DENMARK - 0.71%
-------------------------------------------------------------------
Novo-Nordisk A/S ADR*                          16,714     1,663,043
Tele Denmark A/S ADR*                          20,934       339,131
-------------------------------------------------------------------
                                                          2,002,174
-------------------------------------------------------------------

FINLAND - 0.22%
-------------------------------------------------------------------
Nokia OYJ*                                     28,358       623,876
-------------------------------------------------------------------
                                                            623,876
-------------------------------------------------------------------

FRANCE - 2.21%
-------------------------------------------------------------------
Alcatel SA ADR*                                25,360       981,939
Aventis SA*                                    15,132     1,222,060
AXA-UAP ADR*                                   14,208       885,158
France Telecom SA ADR                           3,970       240,185
LVMH Moet-Hennessy Louis
   Vuitton ADR                                 32,020       396,248
Total Fina SA                                  31,425     2,215,777
Total Fina SA Warrants
   (Expires 08/08/03)+                             81         2,256
Vivendi Universal SA ADR*                       4,504       284,653
-------------------------------------------------------------------
                                                          6,228,276
-------------------------------------------------------------------

GERMANY - 0.75%
-------------------------------------------------------------------
DaimlerChrysler AG*                            25,485     1,249,275
Deutsche Telekom AG ADR*                       23,910       587,469
SAP AG ADR*                                     7,210       278,955
-------------------------------------------------------------------
                                                          2,115,699
-------------------------------------------------------------------

IRELAND - 0.26%
-------------------------------------------------------------------
Allied Irish Banks PLC ADR*                    33,975       744,392
-------------------------------------------------------------------
                                                            744,392
-------------------------------------------------------------------

ITALY - 0.62%
-------------------------------------------------------------------
Benetton Group SpA ADR*                        14,596       526,186
ENI-Ente Nazionale Idrocarburi
   SpA ADR*                                     4,620       303,765
Fiat SpA ADR                                   13,309       335,108
San Paolo-IMI SpA ADR*                         17,950       556,989
-------------------------------------------------------------------
                                                          1,722,048
-------------------------------------------------------------------

JAPAN - 3.53%
-------------------------------------------------------------------
Canon Inc. ADR                                 10,145       332,452
Fuji Photo Film Co. Ltd. ADR                    7,646       273,345
Hitachi Ltd. ADR                                4,614       404,879
Honda Motor Company Ltd. ADR*                   5,162       407,798
Ito-Yokado Co. Ltd. ADR                         9,432       472,190
Japan Air Lines ADR+                           59,554       513,653

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                       Shares       Value
-------------------------------------------------------------------

JAPAN (Continued)
-------------------------------------------------------------------
Kirin Brewery Co. Ltd. ADR                      7,510  $    719,083
Kubota Corp. ADR                                8,695       486,920
Kyocera Corp. ADR                               3,230       292,154
Makita Corp. ADR                                9,637        61,436
Matsushita Electric Industrial Co. ADR         23,710       442,666
Mitsubishi Corp. ADR                           27,250       371,281
Mitsui & Co. ADR                                3,694       428,504
NEC Corp. ADR                                   6,984       565,704
Nippon Telegraph & Telephone
   Corp. ADR                                   18,758       617,138
Nissan Motor Co. Ltd. ADR+                     32,559       415,127
Pioneer Corp. ADR*                             13,177       340,625
Ricoh Corp. Ltd. ADR                            4,015       349,305
Sony Corp. ADR                                  6,216       444,506
Tokio Marine and Fire Insurance Co.
   Ltd. ADR                                    20,739     1,083,613
Toyota Motor Corp. ADR                         13,489       938,834
-------------------------------------------------------------------
                                                          9,961,213
-------------------------------------------------------------------

NETHERLANDS - 2.05%
-------------------------------------------------------------------
Abn Amro Holding NV                            27,162       597,564
Aegon NV ADR                                   13,383       467,468
Akzo Nobel NV ADR                               7,870       379,728
Elsevier NV ADR                                24,631       689,668
ING Groep NV ADR                                5,463       379,132
Koninklijke (Royal) Philips
   Electonics NV                               14,209       463,782
Koninklijke Ahold NV ADR*                      18,619       607,166
Royal Dutch Petroleum Co. - NY
   Shares                                      30,100     1,755,733
Unilever NV - NY Shares                         7,853       438,983
-------------------------------------------------------------------
                                                          5,779,224
-------------------------------------------------------------------

NEW ZEALAND - 0.04%
-------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*              6,561       115,802
-------------------------------------------------------------------
                                                            115,802
-------------------------------------------------------------------

PORTUGAL - 0.07%
-------------------------------------------------------------------
Banco Comercial Portugues ADR                   7,940       208,822
-------------------------------------------------------------------
                                                            208,822
-------------------------------------------------------------------

SINGAPORE - 0.03%
-------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd. ADR+*                     3,290        96,233
-------------------------------------------------------------------
                                                             96,233
-------------------------------------------------------------------

SPAIN - 0.71%
-------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
   SA ADR*                                     26,033       384,768
Banco Santander Central Hispano
   SA ADR*                                     75,228       780,114
Repsol SA                                      15,730       267,567
-------------------------------------------------------------------

                                            Shares or
Security                                  Face Amount         Value
-------------------------------------------------------------------

SPAIN (Continued)
-------------------------------------------------------------------
Telefonica SA ADR+                             11,131  $    564,898
-------------------------------------------------------------------
                                                          1,997,347
-------------------------------------------------------------------

SWEDEN - 0.20%
-------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                69,312       573,990
-------------------------------------------------------------------
                                                            573,990
-------------------------------------------------------------------

SWITZERLAND - 0.18%
-------------------------------------------------------------------
Adecco SA ADR*                                  3,649       284,440
Sulzer Medica ADR*                              9,470       211,181
-------------------------------------------------------------------
                                                            495,621
-------------------------------------------------------------------

UNITED KINGDOM - 3.37%
-------------------------------------------------------------------
AstraZeneca PLC ADR*                           15,746       728,253
Barclays PLC ADR*                               5,430       668,976
BP Amoco PLC ADR                               14,538       721,085
British Sky Broadcasting PLC ADR+               4,228       355,152
British Telecom PLC ADR*                        9,095       770,801
Cadbury Schweppes PLC ADR                      18,136       485,138
Diageo PLC ADR                                 25,496     1,032,078
GlaxoSmithKline PLC ADR+                       40,660     2,248,905
Hanson PLC ADR*                                15,491       503,458
Hong Kong & Shanghai Banking ADR*               4,750       315,875
Reuters Group PLC ADR                           4,536       418,446
Vodafone Group PLC ADR*                        44,573     1,217,289
-------------------------------------------------------------------
                                                          9,465,456
-------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $39,080,433)                                      45,127,177
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $183,499,328)                                    218,467,285
-------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 16.41%

U.S. GOVERNMENT SECURITIES - 16.41%
-------------------------------------------------------------------
U.S. Treasury Bonds
  5.25%, 11/15/28                         $   600,000  $    576,748
  6.00%, 02/15/26                             900,000       955,878
  6.13%, 11/15/27                           1,000,000     1,082,221
  6.13%, 08/15/29                             600,000       653,887
  6.25%, 08/15/23                             580,000       633,349
  6.25%, 05/15/30                           1,000,000     1,114,688
  6.38%, 08/15/27                             100,000       111,594
  6.50%, 11/15/26                             600,000       678,728
  6.63%, 02/15/27                             620,000       712,429
  6.75%, 08/15/26                             500,000       582,265
  6.88%, 08/15/25                             600,000       707,054
  7.13%, 02/15/23                             750,000       901,267
  7.25%, 05/15/16                             850,000     1,010,224
  7.25%, 08/15/22                             300,000       364,682

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                           Face Amount               Value
------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES (Continued)
------------------------------------------------------------------
   7.50%,    11/15/16            $     1,450,000     $   1,764,492
   7.50%,    11/15/24                    500,000           629,675
   7.63%,    02/15/07                    170,000           174,496
   7.63%,    11/15/22                    150,000           189,606
   7.63%,    02/15/25                    500,000           638,087
   7.88%,    02/15/21                    150,000           192,709
   8.00%,    11/15/21                  1,500,000         1,957,383
   8.13%,    05/15/21                    450,000           592,623
   8.13%,    08/15/21                    560,000           738,328
   8.50%,    02/15/20                    200,000           270,395
   8.75%,    05/15/17                    450,000           609,612
   8.75%,    05/15/20                    400,000           553,498
   8.75%,    08/15/20                    850,000         1,178,303
   8.88%,    08/15/17                    950,000         1,301,767
   9.00%,    11/15/18                    350,000           489,453
   9.13%,    05/15/18                    300,000           422,140
   9.38%,    02/15/06                    200,000           240,219
   10.00%,   05/15/10                    330,000           392,906
   10.38%,   11/15/12                    200,000           259,578
   10.63%,   08/15/15                    250,000           381,441
   10.75%,   08/15/05                    400,000           494,500
   11.25%,   02/15/15                    600,000           946,875
   11.75%,   11/15/14                    350,000           512,148
   12.00%,   08/15/13                    650,000           925,793
   12.50%,   08/15/14                    350,000           525,766
U.S. Treasury Notes
   4.75%,    02/15/04                  1,640,000         1,646,375
   5.25%,    08/15/03                  1,250,000         1,270,559
   5.50%,    05/15/09*                 1,530,000         1,582,305
   5.63%,    02/15/06                    500,000           519,402
   5.63%,    05/15/08                    450,000           468,681
   5.75%,    08/15/03                  1,300,000         1,336,882
   5.88%,    11/15/05*                   500,000           524,338
   6.00%,    07/31/02                  1,900,000         1,938,171
   6.13%,    08/15/07                    900,000           961,664
   6.25%,    06/30/02                  1,150,000         1,174,794
   6.25%,    02/15/03                  1,910,000         1,971,599
   6.25%,    02/15/07                    400,000           429,177
   6.38%,    08/15/02                  1,000,000         1,026,067
   6.50%,    05/15/05                    400,000           427,085
   6.50%,    08/15/05                    600,000           642,589
   6.50%,    10/15/06                    750,000           811,641
   6.63%,    04/30/02                    500,000           511,689
   6.63%,    05/15/07                    400,000           437,455
   6.88%,    05/15/06                    510,000           558,918
   7.00%,    07/15/06                    700,000           772,143
   7.25%,    08/15/04                    310,000           335,461
   7.50%,    02/15/05                    400,000           440,236
------------------------------------------------------------------
                                                        46,254,038
------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS
(Cost: $43,454,750)                                     46,254,038
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.69%
------------------------------------------------------------------
Dreyfus Money Market Fund++           9,069,693          9,069,693
Federal National Mortgage
   Association
   Discount Note
   5.39%, 03/20/01++                  1,846,148          1,846,148

Goldman Sachs Financial Square
   Prime Obligation Fund++            4,516,243          4,516,243
Providian Temp Cash Money
   Market Fund++                      9,069,693          9,069,693
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $24,501,777)                                     24,501,777
------------------------------------------------------------------

REPURCHASE AGREEMENT - 5.88%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
   Repurchase Agreement, dated
   02/28/01, due 03/31/01, with a
   maturity value of $16,590,565
   and an effective yield of 5.10%.  16,588,215         16,588,215
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $16,588,215)                                     16,588,215
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 108.47%
(Cost $268,044,070)                                    305,811,315
------------------------------------------------------------------

Other Assets, Less Liabilities - (8.47%)               (23,879,315)
------------------------------------------------------------------
NET ASSETS - 100.00%                                 $ 281,932,000
==================================================================
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*    Denotes all or part of security on loan. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments
February 28, 2001

Security                                   Shares         Value
---------------------------------------------------------------

COMMON STOCKS - 93.62%

U.S. COMMON STOCKS - 73.19%

ADVERTISING - 0.18%
---------------------------------------------------------------
Interpublic Group of Companies Inc.         8,500   $   319,600
Omnicom Group Inc.                          5,356       485,736
---------------------------------------------------------------
                                                        805,336
---------------------------------------------------------------

AEROSPACE / DEFENSE - 0.83%
---------------------------------------------------------------
Boeing Co.                                 22,095     1,374,309
General Dynamics Corp.                      5,637       384,331
Goodrich (B.F.) Co.                         3,079       124,515
Litton Industries Inc.+                     1,600       126,800
Lockheed Martin Corp.                      10,934       409,588
Northrop Grumman Corp.                      1,908       179,257
Raytheon Co. "B"                            8,561       284,311
United Technologies Corp.                  11,235       875,319
---------------------------------------------------------------
                                                      3,758,430
---------------------------------------------------------------

AIRLINES - 0.20%
---------------------------------------------------------------
AMR Corp.+                                  3,339       111,022
Continental Airlines Inc. "B"+*             1,961        87,755
Delta Air Lines Inc.                        2,915       122,780
Northwest Airlines Corp. "A"+               2,310        50,820
Southwest Airlines Co.                     18,159       337,757
UAL Corp.                                   2,491        94,783
US Airways Group Inc.+                      2,302        95,073
---------------------------------------------------------------
                                                        899,990
---------------------------------------------------------------

APPAREL - 0.15%
---------------------------------------------------------------
Jones Apparel Group Inc.+                   4,263       163,699
Liz Claiborne Inc.*                         1,658        80,745
Nike Inc. "B"                               7,687       300,177
VF Corp.                                    3,341       120,577
---------------------------------------------------------------
                                                        665,198
---------------------------------------------------------------

AUTO MANUFACTURERS - 0.47%
---------------------------------------------------------------
Ford Motor Company+                        44,945     1,249,920
General Motors Corp. "A"                   13,725       731,817
Navistar International Corp.+               1,814        45,386
PACCAR Inc.                                 2,163       100,309
---------------------------------------------------------------
                                                      2,127,432
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.14%
---------------------------------------------------------------
Dana Corp.                                  4,572        77,404
Delphi Automotive Systems Corp.            15,858       222,488
Goodyear Tire & Rubber Co.                  4,436       113,118
TRW Inc.                                    3,453       134,805
Visteon Corp.                               4,425        63,720
---------------------------------------------------------------
                                                        611,535
---------------------------------------------------------------

BANKS - 4.71%
---------------------------------------------------------------
AmSouth Bancorp                            11,130       193,885
Associated Bancorp                          3,828       133,262
Bank of America Corp.                      39,992     1,997,600
Bank of New York Co. Inc.                  19,111       989,568
Bank One Corp.                             27,087       955,359
BB&T Corp.                                  9,719       351,147
Charter One Financial Inc.                  8,152       232,821
Comerica Inc.                               4,234       269,494
Commerce Bancshares Inc.                    3,814       150,891
Compass Bancshares Inc.                     5,715       121,801
Fifth Third Bancorp                        12,272       660,387
First Tennessee National Corp.              7,242       224,502
First Union Corp.                          24,452       791,511
First Virginia Banks Inc.                   2,941       134,698
FleetBoston Financial Corp.                21,247       876,439
Golden West Financial Corp.                 4,583       251,378
Greenpoint Financial Corp.                  4,893       168,808
Huntington Bancshares Inc.                 12,024       179,608
JP Morgan Chase & Co.                      46,489     2,169,177
KeyCorp                                     9,549       248,274
M&T Bank Corp.*                             2,500       171,250
Marshall & Ilsley Corp.                     5,282       284,964
Mellon Financial Corp.                     12,572       582,209
Mercantile Bankshares Corp.                 3,939       152,390
National City Corp.                        14,248       387,546
National Commerce Bancorp                   5,716       146,115
North Fork Bancorp                          7,422       185,550
Northern Trust Corp.                        6,270       445,954
Old Kent Financial Corp.                    3,920       155,781
PNC Financial Services Group*               6,460       448,970
Popular Inc.                                5,900       160,775
Regions Financial Corp.                     6,553       196,590
SouthTrust Corp.                            4,714       199,461
Sovereign Bancorp Inc.                     10,678        95,101
State Street Corp.                          4,511       453,130
Summit Bancorp                              4,952       207,984
SunTrust Banks Inc.                         7,362       483,904
Synovus Financial Corp.                     7,873       219,027
TCF Financial Corp.                         5,058       186,640
U.S. Bancorp*                              50,817     1,178,948
Union Planters Corp.                        4,957       188,663
UnionBanCal Corporation                     2,790        74,270
Wachovia Corp.                              6,573       415,019
Washington Mutual Inc.                     13,694       703,461
Wells Fargo & Company                      41,433     2,056,734
Wilmington Trust Corp.                      1,833       108,880
Zions Bancorp                               3,921       225,212
---------------------------------------------------------------
                                                     21,215,138
---------------------------------------------------------------

BEVERAGES - 1.55%
---------------------------------------------------------------
Anheuser-Busch Companies Inc.              22,924     1,001,779
Brown-Forman Corp. "B"                      1,930       122,555
Coca-Cola Co.                              68,685     3,642,366
Coca-Cola Enterprises Inc.*                11,890       269,903
Coors (Adolf) Company "B"                     779        52,154

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                         Shares       Value
----------------------------------------------------------------------
BEVERAGES (Continued)
----------------------------------------------------------------------
PepsiAmericas Inc.                                 5,657   $    91,417
PepsiCo Inc.                                      39,444     1,817,580
----------------------------------------------------------------------
                                                             6,997,754
----------------------------------------------------------------------

BIOTECHNOLOGY - 0.96%
----------------------------------------------------------------------
Alexion Pharmaceuticals Inc.+                        300         8,812
Amgen Inc.+                                       30,952     2,230,478
Applera Corp. - Celera Genomics Group+             1,900        82,650
Biogen Inc.+                                       4,642       332,193
Chiron Corp.+                                      4,674       218,802
CuraGen Corp.+                                     2,100        58,406
Genentech Inc.+                                    6,500       341,250
Genzyme Corp. - General Division+                  3,301       290,282
Human Genome Sciences Inc.+                        1,700        93,394
IDEC Pharmaceuticals Corp.+                        2,600       146,575
Immunex Corp.+                                     7,096       231,063
Immunomedics Inc.+                                 2,000        25,875
Incyte Genomics Inc.+                              1,600        26,900
Invitrogen Corp.+                                    500        40,250
Millennium Pharmaceuticals Inc.+                   4,800       162,000
Protein Design Labs Inc.+                            500        31,312
Xoma Ltd.+                                         2,400        17,325
----------------------------------------------------------------------
                                                             4,337,567
----------------------------------------------------------------------

BUILDING MATERIALS - 0.12%
----------------------------------------------------------------------
American Standard Companies Inc.+                  2,573       145,709
Masco Corp.                                       12,557       293,457
Vulcan Materials Co.                               2,790       118,101
----------------------------------------------------------------------
                                                               557,267
----------------------------------------------------------------------

CHEMICALS - 0.80%
----------------------------------------------------------------------
Air Products & Chemicals Inc.                      6,401       259,561
Ashland Inc.                                       2,044        79,328
Dow Chemical Co.                                  23,609       774,611
Du Pont (E.I.) de Nemours                         25,245     1,102,954
Eastman Chemical Co.                               2,030       104,443
Engelhard Corp.                                    3,551        84,975
Great Lakes Chemical Corp.*                        1,647        54,532
Hercules Inc.*                                     2,783        39,185
IMC Global Inc.                                    5,432        74,690
PPG Industries Inc.                                4,451       227,446
Praxair Inc.                                       4,470       199,362
Rohm & Haas Co. "A"                                6,096       224,028
Sherwin-Williams Co.                               4,705       118,095
Sigma-Aldrich Corp.                                2,719       118,277
Solutia Inc.                                       6,440        86,425
Vertex Pharmaceuticals Inc.+                         900        44,775
----------------------------------------------------------------------
                                                             3,592,687
----------------------------------------------------------------------
COMMERCIAL SERVICES - 0.72%
----------------------------------------------------------------------
Apollo Group Inc.  "A"+                            2,896       101,722
Aurora Biosciences Corp.+                            900        16,425
Block (H & R) Inc.                                 2,740       135,082
Cendant Corp.+                                    19,788       258,827
Comdisco Inc.                                      6,529        83,245
Concord EFS Inc.+                                  7,624       352,610
Convergys Corp.+                                   3,800       160,968
Deluxe Corp.                                       2,044        49,771
Donnelley (R.R.) & Sons Co.                        3,560       105,554
Dun & Bradstreet Corp.+                            2,421        60,755
Ecolab Inc.*                                       3,658       153,453
Equifax Inc.                                       4,276       129,606
First Health Group Corp.+                          3,594       153,419
Manpower Inc.                                      4,163       141,667
McKesson HBOC Inc.                                 7,899       229,703
Moody's Corp.                                      4,841       130,513
Paychex Inc.                                      11,170       446,102
Quintiles Transnational Corp.+                     3,278        59,004
Robert Half International Inc.+                    7,442       179,055
Servicemaster Co.                                 10,690       114,704
Valassis Communications Inc.+                      1,522        46,010
Viad Corp.                                         4,812       117,365
----------------------------------------------------------------------
                                                             3,225,560
----------------------------------------------------------------------

COMPUTERS - 5.31%
----------------------------------------------------------------------
Agile Software Corp.+                              1,000        21,812
Apple Computer Inc.+                               9,018       164,578
Art Technology Group Inc.+                         2,200        53,487
Broadbase Software Inc.+                           3,900        13,650
Brocade Communications System Inc.+                3,400       131,962
Ceridian Corp.+                                    4,076        82,457
Cisco Systems Inc.+                              200,049     4,738,661
Commerce One Inc.+                                 4,500        78,469
Communication Intelligence Corp.+                 14,400        17,550
Compaq Computer Corp.                             44,856       906,091
Computer Sciences Corp.+                           4,722       281,951
Critical Path Inc.+                                  300           820
Dell Computer Corp.+                              73,452     1,606,762
Diebold Inc.                                       3,882       107,725
Digex Inc.+                                          800        14,450
DST Systems Inc.+                                  3,002       183,122
E.piphany Inc.+                                      900        15,131
Echelon Corp.+                                     2,200        36,437
Electronic Data Systems Corp.                     12,685       809,684
EMC Corp.+                                        61,922     2,462,019
Entrada Networks Inc.+                               500         1,000
Entrust Technologies Inc.+                         1,600        12,850
Extreme Networks Inc.+                             1,400        31,653
Foundry Networks Inc.+                               400         4,600
Gateway Inc.+                                      9,530       163,916
Hewlett-Packard Co.                               49,078     1,415,900
International Business Machines Corp.             48,256     4,820,774
Internet Security Systems Inc.+                    1,500        83,625

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                          Shares         Value
----------------------------------------------------------------------
COMPUTERS (Continued)
----------------------------------------------------------------------
internet.com Corp.+                                1,300   $     8,856
Interwoven Inc.+                                   2,000        33,125
Intranet Solutions Inc.+*                            200         5,125
Intraware Inc.+*                                   2,500         5,156
Juniper Networks Inc.+*                            8,500       548,781
Kana Communications Inc.+                          2,300         7,044
Lexmark International Group Inc. "A"+              3,926       204,152
Liberate Technologies Inc.+                        2,800        26,425
Manhattan Associates Inc.+                           700        20,169
McDATA Corporation  "A"+                           2,279        40,737
NCR Corp.+                                         2,711       119,284
Netegrity Inc.+                                      700        31,062
Network Appliance Inc.+                            9,600       285,600
ONYX Software Corp.+                               1,300        14,137
Packeteer Inc.+                                      800        10,950
Palm Inc.+                                        14,466       251,347
Portal Software Inc.+                              2,000        14,312
Proxicom Inc.+                                     1,900         9,737
Quantum DLT & Storage Group+                       7,301        91,774
Redback Networks Inc.+                             1,800        55,547
RSA Security Inc.+                                 2,055        97,612
Safeguard Scientifics Inc.+                        1,600        11,504
SanDisk Corp.+                                     1,500        32,437
Sapient Corp.+                                     3,400        43,775
Silicon Storage Technology Inc.+                   1,500        15,000
Sun Microsystems Inc.+                            90,516     1,799,005
SunGard Data Systems Inc.+*                        5,069       282,343
Synopsys Inc.+*                                    3,203       173,963
3Com Corp.+                                        9,551        87,153
Tumbleweed Communications Corp.+*                  1,200         4,462
Unisys Corp.+                                      8,691       142,359
VeriSign Inc.+                                     4,750       227,852
Veritas Software Corp.+                           13,490       876,007
Vitria Technology Inc.+                            2,900        13,594
WatchGuard Technologies Inc.+                      1,500        17,812
Wave Systems Corp. "A"+                            2,200        11,000
WebTrends Corp.+                                   1,300        19,662
----------------------------------------------------------------------
                                                            23,899,996
----------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.33%
----------------------------------------------------------------------
Alamosa Holdings Inc.                              1,499        60,050
Avon Products Inc.                                 7,309       310,340
Colgate-Palmolive Co.                             15,816       933,935
Estee Lauder Companies Inc. "A"*                   3,074       118,779
Gillette Co.                                      29,277       951,795
International Flavors & Fragrances Inc.            2,944        59,498
Kimberly-Clark Corp.                              13,907       994,350
Procter & Gamble Co.                              36,336     2,561,688
----------------------------------------------------------------------
                                                             5,990,435
----------------------------------------------------------------------
DISTRIBUTION / WHOLESALE - 0.18%
----------------------------------------------------------------------
Costco Wholesale Corp.+                          12,392        517,366
Fastenal Co.*                                     1,413         84,780
Genuine Parts Co.                                 4,991        134,557
Grainger (W.W.) Inc.                              2,636         92,286
----------------------------------------------------------------------
                                                               828,989
----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.61%
----------------------------------------------------------------------
American Express Co.                             36,868      1,617,768
Bear Stearns Companies Inc.                       3,197        166,819
Capital One Financial Corp.                       5,510        304,427
CIT Group Inc. (The)                              8,200        189,420
Citigroup Inc.                                  125,870      6,190,287
Countrywide Credit Industries Inc.                3,214        142,155
E*trade Group Inc.+*                              4,700         42,347
Edwards (A.G.) Inc.                               4,649        180,707
Fannie Mae                                       25,861      2,061,122
Franklin Resources Inc.                           7,010        292,597
Freddie Mac                                      17,636      1,161,331
Goldman Sachs Group Inc. (The)                   14,000      1,284,500
Household International Inc.                     12,521        725,216
Knight Trading Group Inc.+                        4,400         71,500
Legg Mason Inc.                                   2,661        127,302
Lehman Brothers Holdings Inc.                     6,710        460,641
MBNA Corp.                                       22,306        733,421
Merrill Lynch & Co. Inc.                         20,684      1,238,972
Morgan Stanley Dean Witter & Co.                 29,144      1,898,149
Providian Financial Corp.                         8,680        434,087
Schwab (Charles) Corp.                           38,128        796,875
Stilwell Financial Inc.                           6,206        197,971
T Rowe Price Group Inc.                           3,334        118,982
USA Education Inc.                                4,730        343,067
----------------------------------------------------------------------
                                                            20,779,663
----------------------------------------------------------------------

ELECTRIC - 1.76%
----------------------------------------------------------------------
AES Corp.+                                       11,690        630,909
Ameren Corp.                                      5,270        222,236
American Electric Power Inc.*                     8,924        424,247
Calpine Corp.+                                    6,300        280,287
Cinergy Corp.                                     5,394        176,006
CMS Energy Corp.*                                 4,290        126,769
Consolidated Edison Inc.                          8,713        321,248
Constellation Energy Group Inc.                   4,157        177,504
Dominion Resources Inc.                           5,653        370,611
DTE Energy Co.*                                   6,486        235,507
Duke Energy Corp.                                18,032        734,804
Edison International                              9,897        147,465
Entergy Corp.                                     6,884        267,306
Exelon Corp.                                      9,115        595,848
FirstEnergy Corp.                                 8,385        236,205
FPL Group Inc.                                    4,024        261,761
GPU Inc.                                          5,022        155,632
Niagara Mohawk Holdings Inc.+                     4,949         85,024
NiSource Inc.                                     3,209         91,874
PG&E Corp.                                        8,802        122,876

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                        Shares       Value
-------------------------------------------------------------------

ELECTRIC (Continued)
-------------------------------------------------------------------
Pinnacle West Capital Corp.                      2,900   $  134,705
PP&L Resources Inc.                              4,087      186,735
Progress Energy Inc.                             4,624      200,034
Public Service Enterprise
   Group Inc.                                    6,319      283,154
Reliant Energy Inc.                              8,307      348,977
Southern Co.                                    15,690      485,605
TXU Corporation                                  8,676      357,798
Xcel Energy Inc.                                 9,283      261,781
-------------------------------------------------------------------
                                                          7,922,908
-------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.23%
-------------------------------------------------------------------
American Power Conversion Corp.+                 8,132       99,109
Emerson Electric Co.                            10,298      688,936
Molex Inc.*                                      5,541      201,208
Power-One Inc.+                                  1,900       33,725
-------------------------------------------------------------------
                                                          1,022,978
-------------------------------------------------------------------

ELECTRONICS - 0.74%
-------------------------------------------------------------------
Aeroflex Inc.+                                   2,300       30,762
Agilent Technologies Inc.+                      11,132      400,752
Applera Corp. - Applied
   Biosystems Group                              6,228      430,355
Arrow Electronics Inc.+*                         4,572      125,273
Avnet Inc.                                       4,312      105,644
AVX Corp.                                        2,096       37,330
GlobeSpan Inc.+                                    500       10,000
Jabil Circuit Inc.+                              4,228       95,045
Johnson Controls Inc.                            2,400      159,552
Keithley Instruments Inc.                          600       13,938
Millipore Corp.                                  1,388       72,870
Oak Technology Inc.+                             1,200        6,112
Parker Hannifin Corp.                            3,164      136,147
PerkinElmer Inc.                                 1,297       94,966
Sanmina Corp.+*                                  7,860      234,326
SCI Systems Inc.+                                6,030      123,434
Solectron Corp.+                                17,412      474,477
Symbol Technologies Inc.                         5,962      276,339
Tektronix Inc.+                                  2,588       63,898
Thermo Electron Corp.+                           5,182      144,578
Thomas & Betts Corp.                             1,484       28,315
Varian Inc.+                                     1,659       50,496
Vishay Intertechnology Inc.+                     3,966       71,150
Waters Corp.+                                    2,300      151,478
Zygo Corp.+                                        500       10,437
-------------------------------------------------------------------
                                                          3,347,674
-------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
-------------------------------------------------------------------
Fluor Corp.+                                     2,168       82,644
Washington Group Warrants
   (Expires 03/11/03)+                              42          109
-------------------------------------------------------------------
                                                             82,753
-------------------------------------------------------------------

ENTERTAINMENT - 0.06%
-------------------------------------------------------------------
International Game Technology Inc.+              4,672      252,288
-------------------------------------------------------------------
                                                            252,288
-------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.11%
-------------------------------------------------------------------
Allied Waste Industries Inc.+                    5,023       81,121
Waste Management Inc.                           15,534      394,098
-------------------------------------------------------------------
                                                            475,219
-------------------------------------------------------------------

FOOD - 1.47%
-------------------------------------------------------------------
Albertson's Inc.                                11,893      345,492
Archer-Daniels-Midland Co.                      17,897      269,354
Campbell Soup Co.                               12,449      372,599
ConAgra Foods Inc.                              12,966      255,171
Delhaize America Inc. "A"                        5,400      116,640
General Mills Inc.                               8,254      370,192
Heinz (H.J.) Co.                                10,061      428,397
Hershey Foods Corp.                              3,803      243,734
Hormel Foods Corp.                               4,770      102,555
Keebler Foods Co.                                1,766       74,101
Kellogg Co.                                     11,628      309,189
Kroger Co.+                                     22,698      550,200
McCormick & Co. Inc.                             3,163      124,306
Quaker Oats Co.                                  3,994      389,495
Ralston Purina Group                             9,039      281,836
Safeway Inc.+                                   13,069      709,777
Sara Lee Corp.                                  26,264      569,666
SUPERVALU Inc.                                   3,712       52,079
Sysco Corp.                                     19,948      543,782
Tyson Foods Inc. "A "*                           7,400       93,314
Winn-Dixie Stores Inc.                           4,136      105,633
Wrigley (William Jr.) Co.                        3,544      330,017
-------------------------------------------------------------------
                                                          6,637,529
-------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.37%
-------------------------------------------------------------------
Boise Cascade Corp.                              1,553       49,820
Bowater Inc.                                     2,904      146,158
Georgia-Pacific (Timber Group)                   4,878      154,779
Georgia-Pacific Corp.                            6,382      191,524
International Paper Co.                         12,568      473,311
Mead Corp.                                       2,762       75,651
Temple-Inland Inc.                               1,565       74,478
Westvaco Corp.                                   2,724       71,396
Weyerhaeuser Co.                                 5,537      297,558
Willamette Industries Inc.                       3,126      145,296
-------------------------------------------------------------------
                                                          1,679,971
-------------------------------------------------------------------

GAS - 0.05%
-------------------------------------------------------------------
NICOR Inc.                                       2,339       86,543
Sempra Energy                                    5,780      129,183
-------------------------------------------------------------------
                                                            215,726
-------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                     Shares       Value
-----------------------------------------------------------------

HAND / MACHINE TOOLS - 0.07%
-----------------------------------------------------------------
Black & Decker Corp.                          2,479   $   102,903
Snap-On Inc.                                  1,643        46,497
SPX Corp.+                                    1,040       100,880
Stanley Works (The)                           2,415        84,042
-----------------------------------------------------------------
                                                          334,322
-----------------------------------------------------------------

HEALTH CARE - 2.51%
-----------------------------------------------------------------
Aetna Inc.+                                   3,719       138,458
Apogent Technologies Inc.+                    5,599       112,428
Bard (C.R.) Inc.                              1,421        63,050
Bausch & Lomb Inc.*                           1,585        85,146
Baxter International Inc.                     8,183       753,572
Beckman Coulter Inc.                          2,968       120,056
Becton Dickinson & Co.                        7,075       254,558
Biomet Inc.                                   4,815       186,882
Boston Scientific Corp.+                     11,628       191,746
Guidant Corp.+                                9,361       477,130
HCA - The Healthcare Company                 15,354       608,018
Health Management Associates Inc. "A"+       12,290       212,617
Healthsouth Corp.+                           10,865       172,971
Hillenbrand Industries Inc.                   3,373       171,011
Johnson & Johnson                            38,392     3,736,693
Medtronic Inc.                               36,188     1,852,102
Oxford Health Plans Inc.+                     3,468       114,661
PacifiCare Health Systems Inc. "A"+           2,569       100,512
Quest Diagnostics Inc.+                       1,600       168,640
St. Jude Medical Inc.+                        2,185       122,622
Stryker Corp.                                 7,872       442,013
Tenet Healthcare Corp.+                       8,720       402,254
UnitedHealth Group Inc.                       8,984       532,122
Varian Medical Systems Inc.+                  1,659       110,158
Wellpoint Health Networks Inc.+               1,785       176,447
-----------------------------------------------------------------
                                                       11,305,867
-----------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED - 0.58%
-----------------------------------------------------------------
Berkshire Hathaway Inc. "A"+                     37     2,601,100
-----------------------------------------------------------------
                                                        2,601,100
-----------------------------------------------------------------

HOME FURNISHINGS - 0.07%
-----------------------------------------------------------------
Leggett & Platt Inc.                          5,549       107,318
Maytag Corp.                                  2,509        84,052
Whirlpool Corp.                               2,089       110,445
-----------------------------------------------------------------
                                                          301,815
-----------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.18%
-----------------------------------------------------------------
Avery Dennison Corp.                          3,428       181,684
Clorox Co.                                    6,602       237,408
Fortune Brands Inc.                           4,627       156,300
Newell Rubbermaid Inc.                        7,904       207,954
Tupperware Corp.                              1,927        45,477
-----------------------------------------------------------------
                                                          828,823
-----------------------------------------------------------------

INSURANCE - 2.98%
-----------------------------------------------------------------
AFLAC Inc.                                    6,591       396,515
Allmerica Financial Corp.                     2,251       119,641
Allstate Corp.                               18,289       729,000
Ambac Financial Group Inc.                    5,220       294,408
American General Corp.                        6,418       489,308
American International Group Inc.            64,178     5,249,760
American National Insurance Co.               1,100        80,317
AON Corp.                                     7,171       245,750
Chubb Corp.                                   4,842       347,413
CIGNA Corp.                                   3,820       418,939
Cincinnati Financial Corp.                    5,015       184,615
CNA Financial Corp.+                          5,302       200,469
Conseco Inc.                                  7,300       102,346
Hancock (John) Financial Services Inc.       11,000       378,400
Hartford Financial Services Group Inc.        6,060       386,931
Jefferson-Pilot Corp.                         3,624       244,656
Lincoln National Corp.                        5,502       241,373
Loews Corp.                                   2,663       289,388
Marsh & McLennan Companies Inc.               7,450       797,150
MBIA Inc.                                     2,760       209,705
MetLife Inc.*                                17,000       524,450
MGIC Investment Corp.                         2,939       170,315
PMI Group Inc. (The)                          1,722        96,449
Progressive Corporation                       2,101       207,999
SAFECO Corp.*                                 3,678        79,996
St. Paul Companies Inc.                       6,378       295,238
Torchmark Corp.                               3,704       128,825
Transatlantic Holdings Inc.                   2,236       222,884
Unitrin Inc.                                  3,126       120,351
UNUMProvident Corp.                           6,643       173,847
-----------------------------------------------------------------
                                                       13,426,438
-----------------------------------------------------------------

IRON / STEEL - 0.04%
-----------------------------------------------------------------
AK Steel Holding Corp.                            1             7
Allegheny Technologies Inc.                   2,619        46,409
Nucor Corp.                                   2,482       109,704
USX-U.S. Steel Group Inc.                     2,147        32,720
-----------------------------------------------------------------
                                                          188,840
-----------------------------------------------------------------

LEISURE TIME - 0.28%
-----------------------------------------------------------------
Brunswick Corp.                               2,595        55,248
Carnival Corp. "A"                           17,278       576,049
Galileo International Inc.                    2,555        58,126
Harley-Davidson Inc.                          9,340       404,889
Sabre Holdings Corp.+                         3,617       155,965
-----------------------------------------------------------------
                                                        1,250,277
-----------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                  Shares        Value
---------------------------------------------------------------

LODGING - 0.23%
---------------------------------------------------------------
Harrah's Entertainment Inc.+                3,493   $   108,353
Hilton Hotels Corp.                        12,006       128,584
Marriott International Inc. "A"             6,982       297,992
MGM Grand Inc.+                             1,352        36,342
Park Place Entertainment Corp.+             9,868       110,028
Starwood Hotels & Resorts
   Worldwide Inc.                           9,493       331,306
---------------------------------------------------------------
                                                      1,012,605
---------------------------------------------------------------

MACHINERY - 0.29%
---------------------------------------------------------------
Caterpillar Inc.                            8,974       373,318
Cognex Corp.+                               1,248        25,662
Deere & Co.*                                6,570       267,399
Dover Corp.                                 5,694       218,422
Ingersoll-Rand Co.                          3,992       173,053
Rockwell International Corp.                5,296       243,404
---------------------------------------------------------------
                                                      1,301,258
---------------------------------------------------------------

MANUFACTURERS - 4.24%
---------------------------------------------------------------
Cooper Industries Inc.                      2,677       115,111
Crane Co.                                   1,882        50,155
Danaher Corp.                               3,991       253,189
Eastman Kodak Co.                           6,836       307,620
Eaton Corp.                                 2,054       146,142
General Electric Co.                      277,326    12,895,659
Honeywell International Inc.               20,415       953,585
Illinois Tool Works Inc.                    7,498       454,004
ITT Industries Inc.                         2,482       100,645
Minnesota Mining & Manufacturing Co.        9,116     1,027,829
Pall Corp.                                  3,508        80,228
Pentair Inc.                                1,766        48,918
Textron Inc.                                4,438       235,125
Tyco International Ltd.                    44,190     2,414,984
---------------------------------------------------------------
                                                     19,083,194
---------------------------------------------------------------

MEDIA - 3.21%
---------------------------------------------------------------
Adelphia Communications Corp. "A"+          3,500       138,906
AOL Time Warner Inc.+                     120,227     5,293,595
Cablevision Systems Corp.+*                 1,600       124,160
Chris-Craft Industries Inc.+                    1            71
Clear Channel Communications Inc.+         14,686       839,305
Comcast Corp. "A"+                         27,130     1,175,068
Dow Jones & Co. Inc.                        2,655       163,548
Gannett Co. Inc.                            7,809       516,487
Gemstar-TV Guide International Inc.+        5,000       226,250
Harcourt General Inc.                       1,888       105,804
Hispanic Broadcasting Corp.+                3,574        80,415
Knight Ridder Inc.*                         2,348       140,293
Liberty Digital Inc. "A"+                   1,300        11,375
McGraw-Hill Companies Inc.                  5,480       323,101
Meredith Corp.                              1,671        60,056
New York Times Co. "A"                      4,801       212,204
Rare Medium Group Inc.+                     4,600         9,200
Readers Digest Association Inc. (The) "A"   3,998       128,296
Scripps (E.W.) Company                      1,837       115,602
Tribune Co.                                 8,909       361,705
Univision Communications Inc.+              5,866       193,578
USA Networks Inc.+                         10,690       251,883
Viacom Inc. "B"+                           43,426     2,158,272
Walt Disney Co. (The)                      53,403     1,652,823
Washington Post Company (The) "B"             287       178,370
---------------------------------------------------------------
                                                     14,460,367
---------------------------------------------------------------

MINING - 0.25%
---------------------------------------------------------------
Alcoa Inc.                                 22,270       796,375
Freeport-McMoRan Copper & Gold Inc.+        7,561       106,232
Homestake Mining Company                    5,811        32,658
Newmont Mining Corp.                        4,696        79,128
Phelps Dodge Corp.                          2,242       103,132
---------------------------------------------------------------
                                                      1,117,525
---------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.11%
---------------------------------------------------------------
Herman Miller Inc.                          4,840       124,025
Pitney Bowes Inc.                           8,049       274,068
Xerox Corp.                                18,620       112,465
---------------------------------------------------------------
                                                        510,558
---------------------------------------------------------------

OIL & GAS PRODUCERS - 3.32%
---------------------------------------------------------------
Amerada Hess Corp.                          2,523       181,656
Anadarko Petroleum Corp.                    6,790       424,375
Apache Corp.                                3,219       188,955
Burlington Resources Inc.                   6,122       275,123
Chevron Corp.                              15,999     1,370,474
Conoco Inc.                                17,480       503,424
Devon Energy Corp.                          2,659       151,563
Diamond Offshore Drilling Inc.*             3,456       144,806
ENSCO International Inc.                    6,389       243,485
EOG Resources Inc.                          3,745       163,282
Exxon Mobil Corp.                          86,727     7,029,223
Global Marine Inc.+                         8,023       230,340
Kerr-McGee Corp.*                           2,641       170,714
Kinder Morgan Inc.*                         2,400       132,960
Murphy Oil Corp.                            2,293       144,390
Nabors Industries Inc.+*                    4,893       277,433
Noble Drilling Corp.+*                      6,348       295,499
Occidental Petroleum Corp.                 10,295       246,977
Ocean Energy Inc.                           7,694       138,492
Phillips Petroleum Co.*                     6,974       371,784
Rowan Companies Inc.+*                      2,269        64,780

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                               Shares     Value
-----------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
-----------------------------------------------------------
Sunoco Inc.                             2,537   $    84,330
Texaco Inc.                            14,003       897,592
Tosco Corp.                             4,080       163,404
Transocean Sedco Forex Inc.             8,621       414,929
Ultramar Diamond Shamrock Corp.         4,827       175,703
Unocal Corp.                            6,814       240,262
USX-Marathon Group Inc.                 8,667       239,383
-----------------------------------------------------------
                                                 14,965,338
-----------------------------------------------------------

OIL & GAS SERVICES - 0.60%
-----------------------------------------------------------
Baker Hughes Inc.                       7,421       290,903
BJ Services Co.+                        4,010       304,760
Cooper Cameron Corp.+                   2,385       142,575
Grant Prideco Inc. +                    4,267        77,958
Halliburton Co.*                       10,189       405,726
Schlumberger Ltd.                      14,013       893,329
Smith International Inc.+*              2,696       203,818
Tidewater Inc.                          2,884       140,451
Weatherford International Inc.+         4,267       222,012
-----------------------------------------------------------
                                                  2,681,532
-----------------------------------------------------------

PACKAGING & CONTAINERS - 0.10%
-----------------------------------------------------------
Bemis Co.                               1,459        49,635
Pactiv Corp.+                           4,872        65,528
Sealed Air Corp.+*                      2,468        96,622
Smurfit-Stone Container Corp.+          6,314        91,158
Sonoco Products Co.                     5,617       124,810
-----------------------------------------------------------
                                                    427,753
-----------------------------------------------------------

PHARMACEUTICALS - 6.81%
-----------------------------------------------------------
Abbott Laboratories                    45,507     2,229,388
Allergan Inc.                           3,976       345,713
ALZA Corp.+                             5,922       234,215
American Home Products Corp.           36,491     2,254,049
ATSI Communications Inc.+               2,800        95,200
Bristol-Myers Squibb Co.               54,292     3,442,656
Cardinal Health Inc.                    7,857       797,486
Celgene Corp.+                          1,700        44,412
Cell Therapeutics Inc.+                   800        19,050
COR Therapeutics Inc.+*                   800        27,500
Forest Laboratories Inc.  "A "+         8,008       556,796
ICN Pharmaceuticals Inc.                3,963       105,257
IVAX Corporation+                       5,443       204,112
King Pharmaceuticals Inc.+              4,500       206,550
Lilly (Eli) and Company                33,130     2,632,510
Medarex Inc.+                           2,600        66,463
MedImmune Inc.+                         5,700       249,019
Merck & Co. Inc.                       64,352     5,161,030
Mylan Laboratories Inc.                 6,529       152,779
NPS Pharmaceuticals Inc.+                 500        16,125
OSI Pharmaceuticals Inc.+                 500        21,813
Pfizer Inc.                           176,483     7,941,735
Pharmacia Corporation                  35,290     1,824,493
Schering-Plough Corp.                  44,236   $ 1,780,499
Sepracor Inc.+*                         1,500        77,906
Sybron Dental Specialties Inc.+         1,866        36,667
Titan Pharmaceuticals Inc.+               500        15,500
Watson Pharmaceuticals Inc.+            2,685       149,018
-----------------------------------------------------------
                                                 30,687,941
-----------------------------------------------------------

PIPELINES - 0.68%
-----------------------------------------------------------
Dynegy Inc.  "A"                        7,200       338,400
El Paso Corp.                          13,698       962,969
Enron Corp.                            18,500     1,267,250
Williams Companies Inc.                12,202       508,823
-----------------------------------------------------------
                                                  3,077,442
-----------------------------------------------------------

REAL ESTATE - 0.01%
-----------------------------------------------------------
St. Joe Company (The)                   1,502        34,456
-----------------------------------------------------------
                                                     34,456
-----------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.47%
-----------------------------------------------------------
Archstone Communities Trust*            6,041       148,065
Boston Properties Inc.                  2,320        93,589
Crescent Real Estate Equities Co.       6,141       130,435
Duke-Weeks Realty Corp.                 4,186        95,859
Equity Office Properties Trust         13,787       397,341
Equity Residential Trust Properties     4,693       244,505
Host Marriott Corp.                    10,596       133,722
Kimco Realty Corp.                      2,473       103,495
Public Storage Inc.                     4,363       112,260
Rouse Co.                               4,980       124,749
Simon Property Group Inc.               9,175       234,972
Spieker Properties Inc.                 2,938       164,469
Vornado Realty Trust                    3,568       134,906
-----------------------------------------------------------
                                                  2,118,367
-----------------------------------------------------------

RETAIL - 4.43%
-----------------------------------------------------------
Abercrombie & Fitch Co.  "A"+           3,500        99,260
Amazon.com Inc.+*                       5,610        57,152
AutoNation Inc.+                       20,198       167,643
AutoZone Inc.+                          3,883        98,085
Bed Bath & Beyond Inc.+                 8,406       206,998
Best Buy Co. Inc.+                      6,266       256,655
CDW Computer Centers Inc.+                912        30,324
Circuit City Stores Inc.                5,740        87,076
Consolidated Stores Corp.+              3,132        48,577
CVS Corp.                              10,960       668,560
Darden Restaurants Inc.                 3,613        78,510
Dillards Inc.  "A"                      2,925        54,990
Dollar General Corp.                    9,293       172,850
Dollar Tree Stores Inc.+                2,764        76,874
eBay Inc.+                              2,400        91,988
Family Dollar Stores Inc.               6,833       179,435
Federated Department Stores Inc.+       5,861       283,379

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                 Shares        Value
--------------------------------------------------------------

RETAIL (Continued)
--------------------------------------------------------------
Gap Inc.                                  25,130   $   684,541
Golden State Bancorp Inc.+                 1,900         2,494
Home Depot Inc.                           64,491     2,740,868
Intimate Brands Inc.                         900        14,220
Kmart Corp.+                              13,711       128,198
Kohls Corp.+                               9,862       650,004
Limited Inc.                              11,962       211,129
Lowe's Companies Inc.                     10,433       582,996
May Department Stores Co.                  9,135       361,655
McDonald's Corp.                          32,918       967,789
Nordstrom Inc.                             3,812        70,331
Office Depot Inc.+                         9,265        85,238
Outback Steakhouse Inc.+                   2,982        79,321
Penney (J.C.) Company Inc.                 7,295       118,033
PurchasePro.com Inc.+*                     2,700        30,544
RadioShack Corp.                           5,836       249,781
Rite Aid Corp.+                            7,281        38,007
Sears, Roebuck and Co.                     8,505       349,130
Staples Inc.+                             13,187       196,157
Starbucks Corp.+                           6,708       319,469
Target Corp.                              24,030       937,170
Tiffany & Co.                              5,460       169,861
TJX Companies Inc.                         8,747       267,483
Toys R Us Inc.+                            6,783       166,862
Tricon Global Restaurants Inc.+            4,872       187,572
Walgreen Co.                              30,620     1,357,078
Wal-Mart Stores Inc.                     124,818     6,252,134
Wendy's International Inc.                 3,406        84,299
--------------------------------------------------------------
                                                    19,960,720
--------------------------------------------------------------

SEMICONDUCTORS - 2.89%
--------------------------------------------------------------
Advanced Micro Devices Inc.+               8,218       176,687
Altera Corp.+                             14,400       333,000
Analog Devices Inc.+                       9,760       364,048
Applied Materials Inc.+                   21,911       925,740
Applied Micro Circuits Corp.+*             8,100       216,675
Atmel Corp.+                              19,344       203,112
Axcelis Technologies Inc.+                 2,421        22,319
Broadcom Corp.  "A"+*                      6,000       295,500
Conexant Systems Inc.+                     6,590        80,728
Cree Inc.+*                                2,600        54,600
Cypress Semiconductor Corp.+*              3,300        64,614
Elantec Semiconductor Inc.+                  600        11,888
Emcore Corp.+                                400        10,375
Integrated Device Technology Inc.+*        2,255        65,254
Intel Corp.                              186,448     5,325,421
International Rectifier Corp.+*            1,072        35,376
Intersil Holding Corp.+                      800        14,800
IXYS Corporation+                          3,500        44,625
KLA-Tencor Corp.+                          5,146       183,970
Lam Research Corp.+                        3,780        81,270
Lattice Semiconductor Corp.+               5,348        98,938
Linear Technology Corp.                    9,526       377,468
LSI Logic Corp.+                           8,360       134,680
Maxim Integrated Products Inc.+*          10,518   $   485,143
Microchip Technology Inc.+                 6,385       152,442
Micron Technology Inc.+                   15,144       518,228
National Semiconductor Corp.+              4,786        97,730
Novellus Systems Inc.+                     5,034       194,438
NVIDIA Corp.+*                             1,400        62,563
Pericom Semiconductor Corp.+               1,400        16,800
QLogic Corp.+                              2,849       106,481
Rambus Inc.+                               2,468        94,093
Silicon Laboratories Inc.+*                  500         8,125
Teradyne Inc.+                             4,798       149,842
Texas Instruments Inc.                    44,948     1,328,213
Transwitch Corp.+                          2,200        44,138
TriQuint Semiconductor Inc.+               2,800        50,925
Varian Semiconductor Equipment
   Associates Inc.+                        1,659        46,763
Vitesse Semiconductor Corp.+               4,560       179,835
Xilinx Inc.+                               9,798       380,897
--------------------------------------------------------------
                                                    13,037,744
--------------------------------------------------------------

SOFTWARE - 4.44%
--------------------------------------------------------------
Actuate Corp.+                             3,000        36,375
Adobe Systems Inc.                         7,296       212,040
Akamai Technologies Inc.+                  1,500        25,406
Ariba Inc.+*                               5,500        90,750
At Home Corp.  "A"+                        7,496        43,571
Autodesk Inc.                              1,737        66,223
Automatic Data Processing Inc.            19,126     1,128,434
BEA Systems Inc.+                          4,012       153,961
BMC Software Inc.+                         7,360       221,720
BroadVision Inc.+                          6,200        44,950
Cadence Design Systems Inc.+              10,984       278,444
CheckFree Corp.+                           1,700        81,919
ChoicePoint Inc.+                          1,454        80,406
Citrix Systems Inc.+                       5,714       148,564
Clarus Corp.+                              3,100        21,700
CMGI Inc.+*                                7,700        31,281
Computer Associates International Inc.    15,737       490,837
Compuware Corp.+                          10,822       111,602
Digital Island Inc.+                       3,800        13,063
DoubleClick Inc.+                          2,800        37,625
Edwards (J.D.) & Co.+                      1,513        15,697
Electronic Arts Inc.+                      6,030       301,500
Exodus Communications Inc.+*              10,500       153,563
First Data Corp.                          11,314       698,753
Fiserv Inc.+                               6,184       306,108
Geoworks Corp.+                            3,900         8,288
Globix Corp.+                              2,600        10,075
i2 Technologies Inc.+                      6,622       177,966
IMS Health Inc.                            9,265       249,229
Informatica Corp.+                         1,600        38,200
Informix Corp.+                            7,075        50,409
InfoSpace Inc.+                            8,400        32,025
Inktomi Corp.+                             2,400        27,150

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                     Shares         Value
------------------------------------------------------------------

SOFTWARE (Continued)
------------------------------------------------------------------
Internet Capital Group Inc.+*                   4,200   $   16,144
Intuit Inc.+                                    6,983      287,176
LifeMinders Inc.+                               1,300        2,600
Macromedia Inc.+                                1,995       58,478
Manugistics Group Inc.+*                        2,400       74,400
Mercury Interactive Corp.+                      3,000      188,813
Micromuse Inc.+                                 2,400       98,550
Microsoft Corp.+                              148,722    8,774,598
NetIQ Corp.+                                      700       22,050
Network Associates Inc.+                        7,079       45,792
Niku Corp.+                                     2,200       13,338
Novell Inc.+                                    9,108       54,079
Openwave Systems Inc.+                          1,900       70,003
Oracle Corp.+                                 157,360    2,989,840
Parametric Technology Corp.+                    8,173      108,803
PeopleSoft Inc.+                                8,030      258,968
Peregrine Systems Inc.+                         3,200       78,800
Prime Response Inc.+                              100          159
PSINET Inc.+*                                   5,200        6,663
Puma Technology Inc.+                           2,700       14,934
Rational Software Corp.+                        5,852      204,454
RealNetworks Inc.+                              2,800       20,125
SERENA Software Inc.+                           1,300       22,181
Siebel Systems Inc.+                           12,704      485,928
Sybase Inc.+                                    2,408       47,257
Symantec Corp.+                                 3,603      164,162
TIBCO Software Inc.+                            1,900       25,650
Total System Services Inc.                      2,243       53,832
USinternetworking Inc.+                         2,625        5,578
Vignette Corp.+                                 4,500       27,703
webMethods Inc.+                                  100        4,300
Yahoo! Inc.+                                   16,332      388,906
------------------------------------------------------------------
                                                        20,002,098
------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.40%
------------------------------------------------------------------
ADC Telecommunications Inc.+                   18,460      205,368
ADTRAN Inc.+                                      718       17,097
Advanced Fibre Communications Inc.+             2,673       50,620
American Tower Corp.+*                          5,200      150,488
Andrew Corp.+                                   2,313       34,695
Avaya Inc.+                                     8,058      112,812
Ciena Corp.+*                                   7,822      525,541
Commscope Inc.+                                 1,671       33,671
Comverse Technology Inc.+                       4,708      352,806
Harmonic Inc.+                                  2,489       18,201
Harris Corp.                                    2,212       55,543
JDS Uniphase Corp.+                            33,804      904,257
Lucent Technologies Inc.                       83,707      970,164
Motorola Inc.                                  56,078      850,703
QUALCOMM Inc.+                                 21,620    1,185,046
RF Micro Devices Inc.+*                         4,800       53,400
Scientific-Atlanta Inc.                         4,388      205,797
Sorrento Networks Corp.+                        2,000       26,000
Sycamore Networks Inc.+                         2,200       39,875
Tellabs Inc.+                                  12,216      532,160
------------------------------------------------------------------
                                                         6,324,244
------------------------------------------------------------------

TELECOMMUNICATIONS - 2.29%
------------------------------------------------------------------
Adaptec Inc.+                                   2,974       32,528
AirGate PCS Inc.+                               1,100       48,538
Allegiance Telecom Inc.+                        2,300       46,575
Anaren Microwave Inc.+                            500        8,938
Broadwing Inc.+                                 8,392      197,380
Cabletron Systems Inc.+                         5,071       68,205
Citizen Communications Co.+                    10,900      168,514
Copper Mountain Networks Inc.+                  1,500        6,141
Corning Inc.                                   25,098      680,156
Cox Communications Inc.  "A"+*                  7,508      311,732
Crown Castle International Corp.+               4,800      120,600
Digital Lightware Inc.+                         1,000       27,438
Ditech Communications Corp.+                      700        6,278
Echostar Communications Corp.+                  4,300      112,338
Emulex Corp.+                                   2,800       86,275
General Motors Corp.  "H"+                     27,528      624,060
Global Crossing Ltd.+                          22,854      370,920
Global Telesystems Inc.+                        4,532        5,529
InterDigital Communications Corp.+              1,800       15,188
Leap Wireless International Inc.+               2,173       66,412
Level 3 Communications Inc.+*                  10,200      258,188
McLeodUSA Inc.  "A "+*                         14,296      187,635
Metromedia Fiber Network Inc.  "A"+            11,500      109,250
Mpower Communications Corp.+*                   1,300        5,688
MRV Communications Inc.+*                       2,200       27,088
Natural Microsystems Corp.+                       900        7,763
Newport Corp.*                                    900       43,988
Nextel Communications Inc.  "A"+               22,100      531,781
NTL Inc.+                                       5,087      132,211
Powerwave Technologies Inc.+                    1,600       25,025
Qwest Communications International Inc.+       41,734    1,542,906
Sprint Corp. (PCS Group)+*                     26,130      657,953
Terayon Communications Systems Inc.+*           2,500       13,828
Tollgrade Communications Inc.+                    400        7,825
Verizon Communications Inc.                    68,116    3,371,742
VerticalNet Inc.+                               2,000        6,313
Voicestream Wireless Corp.+                     3,245      308,275
Western Wireless Corp.  "A"+                    1,365       57,586
Winstar Communications Inc.+*                   2,500       31,563
------------------------------------------------------------------
                                                        10,330,353
------------------------------------------------------------------

TELEPHONE - 2.43%
------------------------------------------------------------------
Alltel Corp.                                    8,824      473,849
AT&T Corp.                                     95,003    2,185,069
BellSouth Corp.                                49,228    2,065,607
CenturyTel Inc.                                 3,890      112,110
SBC Communications Inc.                        85,620    4,084,074

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                    Shares       Value
----------------------------------------------------------------

TELEPHONE (Continued)
----------------------------------------------------------------
Sprint Corp. (FON Group)                    23,272   $   520,362
Telephone & Data Systems Inc.                2,100       196,245
WorldCom Inc.+                              72,844     1,211,032
XO Communications Inc.  "A"+                 5,100        75,863
----------------------------------------------------------------
                                                      10,924,211
----------------------------------------------------------------

TEXTILES - 0.04%
----------------------------------------------------------------
Cintas Corp.*                                5,458       196,573
----------------------------------------------------------------
                                                         196,573
----------------------------------------------------------------

TOBACCO - 0.68%
----------------------------------------------------------------
Philip Morris Companies Inc.                54,437     2,622,775
R.J. Reynolds Tobacco Holdings Inc.          5,537       312,840
UST Inc.                                     5,181       149,420
----------------------------------------------------------------
                                                       3,085,035
----------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
----------------------------------------------------------------
Hasbro Inc.                                  4,991        61,289
Marvel Enterprises Inc.  "C"
   Warrants (Expires 10/02/01)+                 28             2
Mattel Inc.                                 11,803       200,179
----------------------------------------------------------------
                                                         261,470
----------------------------------------------------------------

TRANSPORTATION - 0.37%
----------------------------------------------------------------
Burlington Northern Santa Fe Corp.          10,972       329,270
CSX Corp.*                                   6,132       205,054
FedEx Corp.+                                 8,156       333,825
Norfolk Southern Corp.                      10,672       193,056
Union Pacific Corp.                          6,510       357,659
United Parcel Service Inc.                   4,700       265,691
----------------------------------------------------------------
                                                       1,684,555
----------------------------------------------------------------

TRUCKING & LEASING - 0.03%
----------------------------------------------------------------
GATX Corporation                             2,679       117,126
----------------------------------------------------------------
                                                         117,126
----------------------------------------------------------------

WATER - 0.03%
----------------------------------------------------------------
American Water Works Inc.                    4,156       115,246
----------------------------------------------------------------
                                                         115,246
----------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $281,581,340)                                 329,685,216
----------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 20.43%

AUSTRALIA - 0.80%
----------------------------------------------------------------
Coles Myer Ltd. ADR                         13,039       348,141
National Australia Bank*                    14,585     1,145,652
News Corporation Ltd.                       11,185       408,812
Rio Tinto PLC ADR                           12,330       915,009
Westpac Banking Corp. ADR                   20,782       763,739
----------------------------------------------------------------
                                                       3,581,353
----------------------------------------------------------------

CANADA - 0.46%
----------------------------------------------------------------
Alcan Aluminium Ltd.                         7,472       275,642
Barrick Gold Corp.                          11,004       178,265
Inco Ltd.+                                   5,373        96,123
Nortel Networks Corp.                       77,892     1,440,223
Placer Dome Inc.*                            8,811        82,559
----------------------------------------------------------------
                                                       2,072,812
----------------------------------------------------------------

DENMARK - 0.90%
----------------------------------------------------------------
Novo-Nordisk A/S ADR*                       33,687     3,351,857
Tele Denmark A/S ADR*                       42,332       685,778
----------------------------------------------------------------
                                                       4,037,635
----------------------------------------------------------------

FINLAND - 0.28%
----------------------------------------------------------------
Nokia OYJ*                                  57,158     1,257,476
----------------------------------------------------------------
                                                       1,257,476
----------------------------------------------------------------

FRANCE - 2.80%
----------------------------------------------------------------
Alcatel SA ADR*                             51,113     1,979,095
Aventis SA*                                 30,615     2,472,467
AXA-UAP ADR*                                28,690     1,787,387
France Telecom SA ADR                        8,090       489,445
LVMH Moet-Hennessy Louis Vuitton ADR*       64,585       799,239
Total Fina SA*                              63,375     4,468,571
Total Fina SA Warrants (Expires 08/08/03)+     162         4,512
Vivendi Universal SA ADR*                    9,179       580,113
----------------------------------------------------------------
                                                      12,580,829
----------------------------------------------------------------

GERMANY - 0.95%
----------------------------------------------------------------
DaimlerChrysler AG*                         51,369     2,518,108
Deutsche Telekom AG ADR*                    48,340     1,187,714
SAP AG ADR*                                 14,690       568,356
----------------------------------------------------------------
                                                       4,274,178
----------------------------------------------------------------

IRELAND - 0.33%
----------------------------------------------------------------
Allied Irish Banks PLC ADR*                 68,673     1,504,625
----------------------------------------------------------------
                                                       1,504,625
----------------------------------------------------------------

ITALY - 0.77%
----------------------------------------------------------------
Benetton Group SpA ADR*                     29,138     1,050,425
ENI-Ente Nazionale Idrocarburi SpA ADR*      9,210       605,558
Fiat SpA ADR                                26,946       678,488

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                                             Shares           Value
------------------------------------------------------------------------------

ITALY (Continued)
------------------------------------------------------------------------------
San Paolo-IMI SpA ADR*                               36,290        $ 1,126,079
------------------------------------------------------------------------------
                                                                     3,460,550
------------------------------------------------------------------------------

JAPAN - 4.84%
------------------------------------------------------------------------------
Canon Inc. ADR                                       22,220            728,149
Fuji Photo Film Co. Ltd. ADR                         16,740            598,455
Hitachi Ltd. ADR                                     10,116            887,679
Honda Motor Company Ltd. ADR                         11,304            893,016
Ito-Yokado Co. Ltd. ADR                              20,644          1,033,490
Japan Air Lines ADR+*                               130,467          1,125,278
Kirin Brewery Co. Ltd. ADR                           16,462          1,576,237
Kubota Corp. ADR                                     19,050          1,066,800
Kyocera Corp. ADR                                     7,084            640,748
Makita Corp. ADR*                                    21,103            134,532
Matsushita Electric Industrial Co. ADR               51,960            970,093
Mitsubishi Corp. ADR                                 59,700            813,413
Mitsui & Co. ADR                                      8,085            937,860
NEC Corp. ADR*                                       15,309          1,240,029
Nippon Telegraph & Telephone Corp. ADR               41,094          1,351,993
Nissan Motor Co. Ltd. ADR+                           71,317            909,292
Pioneer Corp. ADR*                                   28,856            745,928
Ricoh Corp. Ltd. ADR*                                 8,783            764,121
Sony Corp. ADR                                       13,622            974,109
Tokio Marine and Fire Insurance Co. Ltd. ADR         45,428          2,373,613
Toyota Motor Corp. ADR*                              29,554          2,056,958
------------------------------------------------------------------------------
                                                                    21,821,793
------------------------------------------------------------------------------

NETHERLANDS - 2.46%
------------------------------------------------------------------------------
Abn Amro Holding NV*                                 54,741          1,204,302
Aegon NV ADR                                         26,917            940,211
Akzo Nobel NV ADR                                    15,820            763,315
Elsevier NV ADR*                                     49,836          1,395,408
ING Groep NV ADR                                     10,923            758,056
Koninklijke (Royal) Philips Electonics NV            28,696            936,637
Koninklijke Ahold NV ADR*                            37,187          1,212,668
Royal Dutch Petroleum Co. - NY
   Shares                                            53,572          3,124,855
Unilever NV - NY Shares                              13,314            744,253
------------------------------------------------------------------------------
                                                                    11,079,705
------------------------------------------------------------------------------

NEW ZEALAND - 0.05%
------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.*                   13,250            233,863
------------------------------------------------------------------------------
                                                                       233,863
------------------------------------------------------------------------------

PORTUGAL - 0.09%
------------------------------------------------------------------------------
Banco Comercial Portugues ADR*                       15,860            417,118
------------------------------------------------------------------------------
                                                                       417,118
------------------------------------------------------------------------------

SINGAPORE - 0.04%
------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd. ADR+*                           6,710        $   196,268
------------------------------------------------------------------------------
                                                                       196,268
------------------------------------------------------------------------------

SPAIN - 0.89%
------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
   SA ADR*                                           52,571            776,999
Banco Santander Central Hispano
   SA ADR*                                          152,186          1,578,169
Repsol SA                                            31,839            541,581
Telefonica SA ADR+                                   22,443          1,138,982
------------------------------------------------------------------------------
                                                                     4,035,731
------------------------------------------------------------------------------

SWEDEN - 0.26%
------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson                     139,814          1,157,835
------------------------------------------------------------------------------
                                                                     1,157,835
------------------------------------------------------------------------------

SWITZERLAND - 0.22%
------------------------------------------------------------------------------
Adecco SA ADR*                                        7,400            576,830
Sulzer Medica ADR*                                   19,130            426,599
------------------------------------------------------------------------------
                                                                     1,003,429
------------------------------------------------------------------------------

UNITED KINGDOM - 4.29%
------------------------------------------------------------------------------
AstraZeneca PLC ADR*                                 31,859          1,473,479
Barclays PLC ADR*                                    10,890          1,341,648
BP Amoco PLC ADR                                     29,312          1,453,875
British Sky Broadcasting PLC ADR+                     8,563            719,292
British Telecom PLC ADR*                             18,417          1,560,841
Cadbury Schweppes PLC ADR*                           36,688            981,404
Diageo PLC ADR*                                      51,408          2,080,996
GlaxoSmithKline PLC ADR+                             86,267          4,771,428
Hanson PLC ADR*                                      31,316          1,017,770
Hong Kong & Shanghai Banking ADR*                     9,490            631,085
Reuters Group PLC ADR                                 9,031            833,110
Vodafone Group PLC ADR*                              90,060          2,459,539
------------------------------------------------------------------------------
                                                                    19,324,467
------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $86,035,156)                                                 92,039,667
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $367,616,496)                                               421,724,883
------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
February 28, 2001

Security                           Face Amount    Value
------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 5.10%

U.S. GOVERNMENT SECURITIES - 5.10%
------------------------------------------------------------
U.S. Treasury Bonds
   5.25%,    11/15/28             $    400,000  $    384,498
   5.25%,    02/15/29                  500,000       480,896
   5.50%,    08/15/28                  560,000       557,799
   6.00%,    02/15/26                  570,000       605,390
   6.13%,    11/15/27                  400,000       432,888
   6.25%,    08/15/23                1,510,000     1,648,891
   6.25%,    05/15/30                1,100,000     1,226,157
   6.38%,    08/15/27                  400,000       446,377
   6.88%,    08/15/25                  120,000       141,411
   7.13%,    02/15/23                  920,000     1,105,555
   7.25%,    05/15/16                  685,000       814,122
   7.50%,    11/15/16                  840,000     1,022,188
   7.50%,    11/15/24                1,000,000     1,259,350
   7.63%,    02/15/25                  800,000     1,020,938
   7.88%,    02/15/21                  700,000       899,310
   8.00%,    11/15/21                1,050,000     1,370,168
   8.13%,    08/15/19                  650,000       847,865
   8.13%,    05/15/21                  380,000       500,437
   8.75%,    05/15/17                1,500,000     2,032,041
   8.75%,    05/15/20                  300,000       415,124
   8.88%,    02/15/19                  600,000       831,860
   9.25%,    02/15/16                  810,000     1,128,176
   9.88%,    11/15/15                  290,000       421,681
  10.38%,    11/15/12                  950,000     1,232,996
  10.63%,    08/15/15                  600,000       915,457
  12.50%,    08/15/14                  200,000       300,438
U.S. Treasury Notes
   6.50%,    10/15/06                  350,000       378,766
   6.63%,    05/15/07                  200,000       218,727
   6.88%,    05/15/06                  300,000       328,775
------------------------------------------------------------
                                                  22,968,281
------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS
(Cost: $21,410,834)                               22,968,281
------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.98%
------------------------------------------------------------
Dreyfus Money Market Fund++         16,735,730    16,735,730
Federal National Mortgage
   Association Discount Note
   5.39%, 03/20/01++                 3,386,551     3,386,551
Goldman Sachs Financial Square
   Prime Obligation Fund++           8,083,417     8,083,417
Providian Temp Cash Money
   Market Fund++                    16,735,730    16,735,730
------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $44,941,428)                             $ 44,941,428
------------------------------------------------------------

REPURCHASE AGREEMENT - 1.13%
Investors Bank & Trust Tri-Party
   Repurchase Agreement, dated
   02/28/01, due 03/01/01, with a
   maturity value of $5,110,819
   and an effective yield of
   5.10%.                         $  5,110,095  $  5,110,095
------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $5,110,095)                                 5,110,095
------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 109.83%
(Cost 439,078,853)                              $494,744,687
------------------------------------------------------------

Other Assets, Less Liabilities - (9.83%)         (44,275,757)

NET ASSETS - 100.00%                            $450,468,930
============================================================

+       Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
*       Denotes all or part of security on loan. See Note 4.


The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2001

                                                LifePath     LifePath 2010   LifePath 2020   LifePath 2030    LifePath 2040
                                             Income Master       Master          Master          Master           Master
                                               Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities at cost             $105,358,908     $275,481,930     $485,928,981    $268,044,070    $439,078,853
                                              ------------     ------------     ------------    ------------    ------------
Investments at market value (Note 1)          $ 86,925,443     $249,055,947     $471,737,548    $289,223,100    $489,634,592
Repurchase agreements (Note 1)                  21,015,884       40,346,109       42,735,516      16,588,215       5,110,095
                                              ------------     ------------     ------------    ------------    ------------
Total investments in securities                107,941,327      289,402,056      514,473,064     305,811,315     494,744,687
Receivables:
   Investment securities sold                    5,273,008        2,951,682        4,156,298             ---             ---
   Dividends and interest                          934,469        1,672,936        2,088,055         742,324         863,492
                                              ------------     ------------     ------------    ------------    ------------
Total Assets                                   114,148,804      294,026,674      520,717,417     306,553,639     495,608,179
                                              ------------     ------------     ------------    ------------    ------------
LIABILITIES
Payables:
   Investment securities purchased               5,469,072        3,867,132        5,526,250             ---             ---
   Collateral for securities loaned (Note 4)     3,066,304       13,779,770       34,430,901      24,501,777      44,941,428
   Due to BGFA (Note 2)                             42,786          111,574          207,392         119,862         197,821
                                              ------------     ------------     ------------    ------------    ------------
Total Liabilities                                8,578,162       17,758,476       40,164,543      24,621,639      45,139,249
                                              ------------     ------------     ------------    ------------    ------------
NET ASSETS                                    $105,570,642     $276,268,198     $480,552,874    $281,932,000    $450,468,930
                                              ============    =============    =============    ============    ============
----------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended February 28, 2001

                                                 LifePath      LifePath 2010   LifePath 2020    LifePath 2030   LifePath 2040
                                               Income Master        Master          Master           Master          Master
                                                 Portfolio        Portfolio       Portfolio        Portfolio       Portfolio
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends+                                   $    258,676    $  1,295,158    $  3,608,153    $  2,778,537    $  5,771,724
   Interest++                                      4,494,877       8,636,244      10,130,459       3,800,005       1,870,927
                                                ------------    ------------    ------------    ------------    ------------
Total investment income                            4,753,553       9,931,402      13,738,612       6,578,542       7,642,651
                                                ------------    ------------    ------------    ------------    ------------
EXPENSES (Note 2)
   Advisory fees                                     528,430       1,352,005       2,573,465       1,594,090       2,896,354
                                                ------------    ------------    ------------    ------------    ------------
Total expenses                                       528,430       1,352,005       2,573,465       1,594,090       2,896,354
                                                ------------    ------------    ------------    ------------    ------------
Net investment income                              4,225,123       8,579,397      11,165,147       4,984,452       4,746,297
                                                ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized gain on sale of investments        4,227,323       9,281,281      16,252,938      10,548,364      32,259,065
   Net change in unrealized appreciation
     (depreciation) of investments                (2,481,846)    (13,430,829)    (47,658,836)    (32,993,243)    (89,014,477)
                                                ------------    ------------    ------------    ------------    ------------
Net gain (loss) on investments                     1,745,477      (4,149,548)    (31,405,898)    (22,444,879)    (56,755,412)
                                                ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    $  5,970,600    $  4,429,849    $(20,240,751)   $(17,460,427)   $(52,009,115)
                                                ============    ============    ============    ============    ============
----------------------------------------------------------------------------------------------------------------------------
 + Net of foreign withholding tax of:           $      6,055    $     32,771    $     72,536    $     75,223    $    120,202
++Interest income includes securities lending
   income of:                                   $      7,495    $     31,194    $     83,247    $     53,176    $    123,873
----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of statements these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            LifePath Income Master Portfolio        LifePath 2010 Master Portfolio
                                                        ------------------------------------  ------------------------------------
                                                                  For the            For the            For the            For the
                                                               Year Ended         Year Ended         Year Ended         Year Ended
                                                        February 28, 2001  February 29, 2000  February 28, 2001  February 29, 2000
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                    $   4,225,123      $   4,330,040      $   8,579,397      $   7,464,247
   Net realized gain                                            4,227,323          2,506,435          9,281,281         17,805,780
   Net change in unrealized appreciation (depreciation)        (2,481,846)        (1,106,762)       (13,430,829)        (6,180,937)
                                                            -------------      -------------      -------------      -------------
Net increase in net assets resulting from operations            5,970,600          5,729,713          4,429,849         19,089,090
                                                            -------------      -------------      -------------      -------------
Interestholder transactions:
   Contributions                                               41,836,304         43,145,007        130,864,739         94,838,352
   Withdrawals                                                (36,297,048)       (71,554,344)       (88,258,009)      (128,256,885)
                                                            -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
   interestholder transactions                                  5,539,256        (28,409,337)        42,606,730        (33,418,533)
                                                            -------------      -------------      -------------      -------------
Increase (decrease) in net assets                              11,509,856        (22,679,624)        47,036,579        (14,329,443)

NET ASSETS:
Beginning of year                                              94,060,786        116,740,410        229,231,619        243,561,062
                                                            -------------      -------------      -------------      -------------
End of year                                                 $ 105,570,642      $  94,060,786      $ 276,268,198      $ 229,231,619
                                                            =============      =============      =============      =============
----------------------------------------------------------------------------------------------------------------------------------

                                                            LifePath Income Master Portfolio        LifePath 2010 Master Portfolio
                                                        ------------------------------------  ------------------------------------
                                                                  For the            For the            For the            For the
                                                               Year Ended         Year Ended         Year Ended         Year Ended
                                                        February 28, 2001  February 29, 2000  February 28, 2001  February 29, 2000
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                    $  11,165,147      $   8,682,071      $   4,984,452      $   4,706,083
   Net realized gain                                           16,252,938         33,627,531         10,548,364         31,399,199
   Net change in unrealized appreciation (depreciation)       (47,658,836)        (2,423,834)       (32,993,243)        (1,042,385)
                                                            -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
operations                                                    (20,240,751)        39,885,768        (17,460,427)        35,062,897
                                                            -------------      -------------      -------------      -------------
Interestholder transactions:
   Contributions                                              253,737,778        168,045,167        112,167,174         88,855,257
   Withdrawals                                               (146,474,480)      (180,564,241)       (84,993,424)      (128,529,895)
                                                            -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
   interestholder transactions                                107,263,298        (12,519,074)        27,173,750        (39,674,638)
Increase (decrease) in net assets                              87,022,547         27,366,694          9,713,323         (4,611,741)
                                                            -------------      -------------      -------------      -------------
NET ASSETS:
Beginning of year                                             393,530,327        366,163,633        272,218,677        276,830,418
                                                            -------------      -------------      -------------      -------------
End of year                                                 $ 480,552,874      $ 393,530,327      $ 281,932,000      $ 272,218,677
                                                            =============      =============      =============      =============
----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                            LifePath 2040 Master Portfolio
                                                                     -------------------------------------
                                                                               For the             For the
                                                                            Year Ended          Year Ended
                                                                     February 28, 2001   February 29, 2000
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                 $   4,746,297       $   5,036,306
   Net realized gain                                                        32,259,065          52,425,320
   Net change in unrealized appreciation (depreciation)                    (89,014,477)         19,635,208
                                                                         -------------       -------------
Net increase (decrease) in net assets resulting from operations            (52,009,115)         77,096,834
                                                                         -------------       -------------
Interestholder transactions:
   Contributions                                                           149,860,283         194,264,394
   Withdrawals                                                            (187,242,136)       (224,020,215)
                                                                         -------------       -------------
Net decrease in net assets resulting from interestholder transactions      (37,381,853)        (29,755,821)
                                                                         -------------       -------------
Increase (decrease) in net assets                                          (89,390,968)         47,341,013

NET ASSETS:
Beginning of year                                                          539,859,898         492,518,885
                                                                         -------------       -------------
End of year                                                              $ 450,468,930       $ 539,859,898
                                                                         =============       =============
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   Significant Accounting Policies

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Security Valuation

    The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U. S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees .

    Security Transactions and Income Recognition

    Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

    Federal Income Taxes

    MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

    It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

    Futures Contracts

    The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high- quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

    As of February 28, 2001, there were no open futures contracts outstanding.

    Repurchase Agreements

    Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments . The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

    The repurchase agreements entered into on February 28, 2001 by the Master Portfolios were fully collateralized by U.S. Government obligations with a yield to maturity of 4.66%, a maturity date of 08/23/01 and an aggregate market value of $128,345,565.

2.   Agreements and Other Transactions With Affliates

    Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

   Stephens Inc. ( "Stephens "), is the sponsor and placement agent for the Master Portfolios.

   MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co- administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, served as a broker-dealer for the Master Portfolios. For the year ended February 28, 2001, BGIS received the following amounts in brokerage commissions related to the purchases and sales of portfolio investments:

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

--------------------------------------------------------------------------------------------------------------
                                                                                                   Commissions
                                                                                                       paid to
Master Portfolio                                                                                          BGIS
--------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio                                                                      $  1,200
LifePath 2010 Master Portfolio                                                                          10,044
LifePath 2020 Master Portfolio                                                                          16,738
LifePath 2030 Master Portfolio                                                                          13,566
LifePath 2040 Master Portfolio                                                                          12,513
--------------------------------------------------------------------------------------------------------------

    Certain officers and trustees of MIP are also officers of Stephens. As of February 28, 2001, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   Investment Portfolio Transactions

    Purchases and sales of investments (exclusive of short-term investments) for each Master Portfolio for the year ended February 28, 2001, were as follows:

---------------------------------------------------------------------------------------------------------------
                                                 U.S. Government Obligations             Other Securities
                                             -------------------------------   --------------------------------
Master Portfolio                                 Purchases             Sales       Purchases              Sales
---------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio             $  25,964,933      $ 33,291,182   $  16,394,117      $  14,512,480
LifePath 2010 Master Portfolio                  68,463,025        60,052,537      73,236,895         56,069,938
LifePath 2020 Master Portfolio                 112,296,270        94,700,473     148,053,155         74,746,453
LifePath 2030 Master Portfolio                  33,184,974        31,376,585      63,508,783         43,339,131
LifePath 2040 Master Portfolio                  38,547,328        22,496,210      63,592,330        115,729,509
---------------------------------------------------------------------------------------------------------------

    As of February 28, 2001 the Master Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

---------------------------------------------------------------------------------------------------------------
                                                        Tax       Unrealized      Unrealized     Net Unrealized
Master Portfolio                                       Cost     Appreciation    Depreciation       Appreciation
---------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio             $  105,498,814     $  4,442,978   $  (2,000,465)     $   2,442,513
LifePath 2010 Master Portfolio                  275,704,990       20,654,112      (6,957,046)        13,697,066
LifePath 2020 Master Portfolio                  488,127,370       52,631,445     (26,285,751)        26,345,694
LifePath 2030 Master Portfolio                  268,653,531       52,165,954     (15,008,170)        37,157,784
LifePath 2040 Master Portfolio                  441,358,602       95,090,265     (41,704,180)        53,386,085
---------------------------------------------------------------------------------------------------------------

4.   Portfolio Securities Loaned

    As of February 28, 2001, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    The value of the securities on loan at February 28, 2001 and the value of the related collateral were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                                   Value of           Value of
Master Portfolio                                                                 Securities         Collateral
--------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio                                               $  2,983,033       $  3,066,304
LifePath 2010 Master Portfolio                                                   13,398,556         13,779,770
LifePath 2020 Master Portfolio                                                   33,308,713         34,430,901
LifePath 2030 Master Portfolio                                                   23,594,556         24,501,777
LifePath 2040 Master Portfolio                                                   43,362,543         44,941,428
--------------------------------------------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

5.   FINANCIAL HIGHLIGHTS

    The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolios were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                  For the       For the       For the       For the       For the
                                                               Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                              February 28,  February 29,  February 28,  February 28,  February 28,
                                                                     2001          2000          1999          1998          1997*
---------------------------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio
   Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
   Ratio of net investment income to average net assets+             4.40%         4.03%         3.95%         4.46%         4.60%
   Portfolio turnover rate                                             58%           55%           66%           39%          108%
   Total return                                                      6.56%         5.22%         7.10%        12.72%         7.40%**
LifePath 2010 Master Portfolio
   Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
   Ratio of net investment income to average net assets+             3.49%         3.20%         3.12%         3.49%         3.76%
   Portfolio turnover rate                                             54%           49%           38%           46%           73%
   Total return                                                      2.13%         8.32%        10.59%        19.13%        12.38%**
LifePath 2020 Master Portfolio
   Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
   Ratio of net investment income to average net assets+             2.38%         2.27%         2.30%         2.69%         3.00%
   Portfolio turnover rate                                             39%           43%           36%           41%           61%
   Total return                                                     (3.14)%       11.24%        12.82%        24.65%        15.46%**
LifePath 2030 Master Portfolio
   Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
   Ratio of net investment income to average net assets+             1.72%         1.72%         1.74%         2.13%         2.47%
   Portfolio turnover rate                                             27%           26%           19%           27%           42%
   Total return                                                     (5.59)%       13.44%        13.95%        28.62%        17.77%**
LifePath 2040 Master Portfolio
   Ratio of expenses to average net assets+                          0.55%         0.55%         0.55%         0.55%         0.55%
   Ratio of net investment income to average net assets+             0.90%         0.99%         1.11%         1.45%         1.88%
   Portfolio turnover rate                                             20%           29%           19%           34%           48%
   Total return                                                    (10.41)%       16.41%        15.75%        31.35%        20.87%**
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized for periods of less than one year.
  * For the period from March 26, 1996 (commencement of operations) to February 28, 1997.
 ** Not annualized.

6.   New Accounting Pronouncement

    In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolios' financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolios.

Independent Auditors' Report

To the Interestholders and Board of Trustees of Master Investment Portfolio:

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LifePath Income Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio, each a portfolio of Master Investment Portfolio (the Master Portfolios), as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from March 26, 1996 (commencement of operations) to February 28, 1997. These financial statements and financial highlights are the responsibility of the Master Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Master Portfolios of Master Investment Portfolio as of February 28, 2001, the results of their operations, the changes in their net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

San Francisco, California
April 13, 2001